UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2007


                   USAA EXTENDED MARKET INDEX FUND



[LOGO OF USAA]
   USAA(R)

                          USAA EXTENDED MARKET
                                   INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   DECEMBER 31, 2007

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2
MANAGER'S COMMENTARY                                                          6
FUND RECOGNITION                                                              9
INVESTMENT OVERVIEW                                                          11
FINANCIAL INFORMATION
   USAA EXTENDED MARKET INDEX FUND:
      Distributions to Shareholders                                          16
      Report of Independent Registered
         Public Accounting Firm                                              17
      Financial Statements                                                   18
      Financial Highlights                                                   21
      Notes to Financial Statements                                          22
EXPENSE EXAMPLE                                                              29
TRUSTEES' AND OFFICERS' INFORMATION                                          31
MASTER EXTENDED MARKET INDEX SERIES:
      Report of Independent Registered
         Public Accounting Firm                                              37
      Schedule of Investments                                                38
      Financial Statements                                                   84
      Financial Highlights                                                   87
      Notes to Financial Statements                                          88
OFFICERS' AND DIRECTORS' INFORMATION                                         97
PROXY RESULTS                                                               102

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        IT MAY FEEL LIKE THE WORST OF TIMES
[PHOTO OF CHRISTOPHER W. CLAUS]    TO BUY, BUT IT COULD ACTUALLY BE THE BEST OF
                                        TIMES TO START BUILDING POSITIONS.

                                                        "

                                                                   February 2008
--------------------------------------------------------------------------------

         The year 2007, it would be fair to say, came in like a lion and went out like a lamb. The double-digit gains of the first half of the year gave way to some steep declines in the second half, especially during the fourth quarter. Ultimately, there were only modest gains for the year. Even those that ended the year on a strong note lost significant ground in the first days of 2008. (See chart on page 5 for more information.)

         The catalyst was the wave of write-downs on mortgage securities connected with the drop in housing prices. The year-end turmoil, which was centered in financial and retail stocks, pulled down other sectors as well.

         So where do we go from here? Indeed, we are beginning a new year with more uncertainty than usual, wondering:

         o Will U.S. consumer spending support a soft landing or will tight credit conditions and an extended housing downturn put a damper on consumer spending and the economy, causing a recession?

         o How soon will the economy begin to recover and when will the financial markets recognize it?

         o How will a U.S. economic slowdown affect the world markets and the international economy?

         I believe the answers depend on housing, consumer spending, and job growth. Consider first the decline of the housing market, which has had a significant impact on the economy. In fact, I don't

 . . . C O N T I N U E D
========================--------------------------------------------------------

         think we have seen the bottom. The housing bubble - 10 years in the making - is unlikely to end quickly. Moreover, it may also take several years to work through the oversupply of unsold houses, keeping downward pressure on prices.

         Consumers have grown accustomed to rising home prices and easy access to home equity loans, which they often used to pay off credit card debt. Declining home prices have cut this source of funds dramatically. Meanwhile, banks and credit card companies are tightening their lending standards. With less money available, consumers may pull back on their spending, and because consumer spending fuels about two-thirds of the U.S. economy, the resulting slowdown could seriously hamper economic growth. Plus, corporations may follow suit in an effort to support their earnings. This all adds up to a possible recession.

         Job growth is another key area to watch. The December statistics were very disappointing, because they indicated that roughly the same number of jobs were being created as were being eliminated - in other words, flat job growth. If this trend continues, consumers may be even more inclined to curtail spending. Although Congress approved the federal government's fiscal stimulus package in early February, its impact will not be immediate. The Federal Reserve Board delivered on its pledge to make "substantive" interest rate cuts if necessary, cutting the federal funds rate on January 22, 2008, from 4.25% to 3.5%, and then to 3% eight days later. However, if these measures do not succeed, I find it debatable whether world markets could make up for any lost growth.

         Yet, amid all the uncertainty, there is good news for investors. It may feel like the worst of times to buy, but it could actually be the best of times to start building positions. U.S. large-cap stocks, for example, appear attractive from a long-term valuation perspective. If the stock market overcorrects, as it so often does, longer-term investors may find some compelling values.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Dollar-cost averaging may be the most effective strategy in this environment. Trying to time the market - difficult at best - may be especially hazardous right now. A focus on quality could also help, because quality investments tend to prevail over the long term.

         As always, our team of skilled professionals will help you develop and stick to an investment plan based on your goals, risk tolerance, and time horizon, and there's never a charge for their guidance.

         At  USAA,  we  remain  committed  to  providing  you  with  outstanding
         resources  -  some  of  the   industry's  top  talent  to  manage  your
         investments, world-class service, and pure no-load mutual funds.

         We will continue working hard to serve your investment needs. From all of us at USAA Investment Management Company, thank you for your business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-USAA FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS for period ending 12/31/2007

                                                                EXPENSE RATIO*
                                                    SINCE       BEFORE     AFTER
USAA FUND               1-YEAR   5-YEAR   10-YEAR   INCEPTION   REIMBURSEMENT
--------------------------------------------------------------------------------
EXTENDED MARKET INDEX   4.71%    17.60%   N/A       6.45%       0.82%      0.50%
                                                    10/27/00

NASDAQ-100 INDEX        18.35%   15.65%   N/A       -5.87%      1.11%      0.78%
                                                    10/27/00

S&P 500 INDEX
  (MEMBER SHARES)       5.32%    12.52%   5.68%     N/A         0.34%      0.19%

S&P 500 Index
  (REWARD SHARES)       5.42%    12.67%   N/A       7.27%       0.20%      0.09%
                                                    5/01/02

TOTAL RETURN STRATEGY   4.70%    N/A      N/A       3.46%       1.21%      1.00%
                                                    1/24/05
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IN THE CASE OF THE USAA EXTENDED MARKET INDEX FUND, INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AND FOR THE USAA TOTAL RETURN STRATEGY FUND, INCLUDING ANY DIVIDEND EXPENSES ON SHORT SALES, AS REPORTED IN EACH FUND'S PROSPECTUS DATED MAY 1, 2007, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIOS (WHICH IN THE CASE OF THE USAA EXTENDED MARKET INDEX FUND INCLUDE EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AND FOR THE USAA TOTAL RETURN STRATEGY FUND, EXCLUDE ANY DIVIDEND EXPENSES ON SHORT SALES) REPRESENT TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN EACH FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE USAA S&P 500 INDEX FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.19% AND 0.09% FOR ITS MEMBER AND REWARD SHARES, RESPECTIVELY, TO 0.78% FOR THE USAA NASDAQ-100 INDEX FUND, TO 0.50% FOR THE USAA EXTENDED MARKET INDEX FUND, AND 1.00% FOR THE USAA TOTAL RETURN STRATEGY FUND, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND, EXCEPT FOR THE USAA EXTENDED MARKET INDEX FUND AND USAA NASDAQ-100 INDEX FUND, EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND WITH REGARD TO THE USAA TOTAL RETURN STRATEGY FUND, ANY DIVIDEND EXPENSES ON SHORT SALES, AND TO REIMBURSE EACH FUND FOR EXPENSES IN EXCESS OF THESE RESPECTIVE AMOUNTS. IMCO CAN MODIFY OR TERMINATE THESE ARRANGEMENTS AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN EACH FUND'S FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

         For the year ended December 31, 2007, the USAA Extended Market Index Fund met its objective of closely tracking, before fees and expenses, the return of its benchmark, the Dow Jones Wilshire 4500 Completion Index (Full Cap). For the year ended December 31, 2007, the index returned 5.77% and the USAA Extended Market Index Fund returned 4.71%.

PERFORMANCE ANALYSIS

         The economy in 2007 began largely where 2006 left off. A slowdown in U.S. growth occurred following Federal Reserve Board (Fed) tightening, rising oil prices, and the beginning of concerns around credit and slowing U.S. consumer spending. Earnings growth remained strong on the back of strong export growth, a declining dollar, and share buybacks. A transition in leadership from small, value, and domestic to large, growth, and multinational became evident as the year began. During the second half of the year, the benign fundamentals of 2003-2006 -- namely strong global growth, rising profitability levels, and falling risk premiums -- were replaced by credit stress, pressures on the capital position of the financial system, questions about the sustainability of the business cycle, and rising energy and food prices. Reflecting these woes, market prices moved considerably. U.S. government bond yields plummeted, the dollar fell faster than in earlier years, credit spreads widened, and equities turned volatile. The financials and consumer discretionary sectors experienced drops of one-quarter to one-third. Commodity and industrial-related multinational companies performed best.

         In 2007, the Fed moved from an attitude of vigilance about inflation to one of providing liquidity and lowering rates to shore up the functioning of credit markets and fight economic weakness. During the year, the Fed lowered the target federal

 . . . C O N T I N U E D
========================--------------------------------------------------------

         funds rate from 5.25% to 4.25%. In a statement issued following its meeting of December 11, 2007, the Federal Open Market Committee (FOMC) noted: "Incoming information suggests that economic growth is slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending. Moreover, strains in financial markets have increased in recent weeks." The FOMC also stated its opinion that the rate reduction, "combined with the [monetary] policy actions taken earlier, should help promote moderate growth over time." In a cautionary note, however, the FOMC indicated that "[r]eadings on core inflation have improved modestly this year, but elevated energy and commodity prices, among other factors, may put upward pressure on inflation. In this context, the Committee judges that some inflation risks remain, and it will continue to monitor inflation developments carefully."

         The U.S. unemployment rate rose to 5.0% in December from 4.8% in November, according to the U.S. Department of Labor's Bureau of Labor Statistics (BLS). Total employment, at 146.2 million, was down following an increase in November. Job declines in manufacturing and construction offset job growth in several service industries.

         The Consumer Price Index (CPI) increased at a seasonally adjusted rate of 0.3% in December, following a 0.8% November 2007 increase, according to the BLS. Overall energy costs increased 17.4% in 2007. For the year ended December 31, 2007, the CPI for all urban consumers rose at a seasonally adjusted rate of 4.1%, as compared to a 2.5% increase in 2006.

         The U.S. gross domestic product (GDP) grew at an annualized rate of 4.9% in the third quarter of 2007, outpacing its solid increase of 3.8% in the second quarter of the year. According to the U.S. Department of Commerce, the increase in the GDP

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         growth rate during the quarter came from positive contributions from exports, personal consumption expenditures, and private inventory investment, nonresidential structures, federal government spending, equipment and software, and state and local government spending.
         Partially offsetting these factors were a rise in imports, which are deducted in the calculation of GDP, and a hefty decrease in residential fixed investment.

         We will continue monitoring economic conditions and how they affect financial markets as we seek to closely track the performance of the index.

         THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF DECEMBER 31, 2007, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER.

         (C)2008 BLACKROCK, INC. ALL RIGHTS RESERVED.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

                        USAA EXTENDED MARKET INDEX FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                         out of 420 mid-cap blend funds
                     for the period ended December 31, 2007:

                                 OVERALL RATING
                                     * * * *

          3-YEAR                     5-YEAR                    10-YEAR
          * * * *                    * * * *                     N/A
      out of 420 funds           out of 336 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

10

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

                        USAA EXTENDED MARKET INDEX FUND

                            LIPPER LEADERS (OVERALL)

               [LOGO OF CONSISTENT RETURN]      [LOGO OF EXPENSE]
                          (5)                          (5)
                    CONSISTENT RETURN                EXPENSE

The Fund is listed as a Lipper Leader for Consistent Return of 282 funds and for Expense of 285 funds within the Lipper Mid-Cap Core Funds category for the overall period ended December 31, 2007. The Fund received a Lipper Leader rating for Consistent Return among 230 funds for the five-year period and a score of 4 among 281 funds for the three-year period. The Fund received a Lipper Leader rating for Expense among 285 and 234 funds for the three- and five-year periods, respectively. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of December 31, 2007. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1. *LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

OBJECTIVE
--------------------------------------------------------------------------------

Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap).

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Completion Index (Full Cap).

--------------------------------------------------------------------------------
                                                12/31/07          12/31/06
--------------------------------------------------------------------------------
Net Assets                                   $310.2 Million    $252.8 Million
Net Asset Value Per Share                        $13.16            $13.31

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/07
--------------------------------------------------------------------------------

1 YEAR                           5 YEARS            SINCE INCEPTION ON 10/27/00
4.71%                            17.60%                       6.45%

---------------------------
       EXPENSE RATIO**
---------------------------
Before Reimbursement  0.82%
After Reimbursement   0.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO, WHICH INCLUDES EXPENSES OF THE EXTENDED MARKET PORTFOLIO, REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.50%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON
                        ----------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         DOW JONES WILSHIRE
                          4500 COMPLETION                USAA EXTENDED
                          INDEX (FULL CAP)             MARKET INDEX FUND
                          ----------------             -----------------
10/31/00                    $10,000.00                    $10,000.00
11/30/00                      8,295.46                      8,500.00
12/31/00                      8,831.17                      9,000.00
01/31/01                      9,301.95                      9,375.00
02/28/01                      8,165.58                      8,336.54
03/31/01                      7,418.83                      7,653.85
04/30/01                      8,214.29                      8,413.46
05/31/01                      8,409.09                      8,596.15
06/30/01                      8,474.03                      8,634.62
07/31/01                      8,068.18                      8,269.23
08/31/01                      7,678.57                      7,884.62
09/30/01                      6,688.31                      6,884.62
10/31/01                      7,045.46                      7,230.77
11/30/01                      7,597.40                      7,788.46
12/31/01                      8,003.25                      8,187.68
01/31/02                      7,857.14                      8,040.60
02/28/02                      7,629.87                      7,815.07
03/31/02                      8,149.35                      8,344.57
04/30/02                      8,068.18                      8,246.52
05/31/02                      7,889.61                      8,050.41
06/30/02                      7,353.90                      7,501.29
07/31/02                      6,639.61                      6,765.87
08/31/02                      6,672.08                      6,805.09
09/30/02                      6,217.53                      6,344.23
10/31/02                      6,428.57                      6,559.95
11/30/02                      6,866.88                      7,001.21
12/31/02                      6,574.68                      6,697.70
01/31/03                      6,428.57                      6,549.95
02/28/03                      6,266.23                      6,392.36
03/31/03                      6,363.64                      6,490.85
04/30/03                      6,899.35                      7,032.58
05/31/03                      7,548.70                      7,712.20
06/30/03                      7,727.27                      7,879.64
07/31/03                      8,084.42                      8,234.23
08/31/03                      8,425.33                      8,578.96
09/30/03                      8,327.92                      8,460.77
10/31/03                      8,961.04                      9,110.84
11/30/03                      9,269.48                      9,416.17
12/31/03                      9,464.29                      9,607.34
01/31/04                      9,805.20                      9,933.86
02/29/04                      9,967.53                     10,111.95
03/31/04                     10,016.24                     10,161.42
04/30/04                      9,610.39                      9,735.97
05/31/04                      9,756.50                      9,884.38
06/30/04                     10,016.24                     10,151.53
07/31/04                      9,448.05                      9,587.56
08/31/04                      9,464.29                      9,587.56
09/30/04                      9,837.66                      9,963.54
10/31/04                     10,064.94                     10,171.32
11/30/04                     10,746.75                     10,863.92
12/31/04                     11,217.53                     11,328.97
01/31/05                     10,844.16                     10,946.30
02/28/05                     11,038.96                     11,147.71
03/31/05                     10,844.16                     10,966.44
04/30/05                     10,487.01                     10,593.85
05/31/05                     11,103.90                     11,218.20
06/30/05                     11,461.04                     11,570.66
07/31/05                     12,094.16                     12,195.01
08/31/05                     11,948.05                     12,054.03
09/30/05                     12,029.22                     12,124.52
10/31/05                     11,769.48                     11,862.69
11/30/05                     12,321.43                     12,436.69
12/31/05                     12,368.74                     12,474.81
01/31/06                     13,149.35                     13,258.35
02/28/06                     13,019.48                     13,144.94
03/31/06                     13,522.73                     13,639.81
04/30/06                     13,571.43                     13,691.36
05/31/06                     13,035.72                     13,114.01
06/30/06                     13,051.95                     13,134.63
07/31/06                     12,678.57                     12,763.48
08/31/06                     12,970.78                     13,031.54
09/30/06                     13,116.88                     13,175.87
10/31/06                     13,766.24                     13,825.39
11/30/06                     14,285.72                     14,330.57
12/31/06                     14,350.65                     14,384.92
01/31/07                     14,837.66                     14,860.46
02/28/07                     14,756.50                     14,774.00
03/31/07                     14,918.83                     14,925.30
04/30/07                     15,259.74                     15,260.34
05/31/07                     15,892.86                     15,897.99
06/30/07                     15,698.05                     15,692.64
07/31/07                     15,048.70                     15,011.76
08/31/07                     15,178.57                     15,152.26
09/30/07                     15,665.59                     15,627.80
10/31/07                     16,185.07                     16,124.95
11/30/07                     15,243.51                     15,184.68
12/31/07                     15,178.57                     15,062.59

                                   [END CHART]

             DATA FROM 10/31/00* THROUGH 12/31/07.

         *THE PERFORMANCE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX IS CALCULATED FROM THE END OF THE MONTH, OCTOBER 31, 2000, WHILE THE DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX IS OCTOBER 27, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones Wilshire 4500 Completion Index (Full Cap), which is a market-capitalization-weighted index of approximately 4,700 U.S. equity securities. It includes all the stocks in the Dow Jones Wilshire 5000 Composite Index (Full Cap) except for stocks included in the S&P 500 Index.

         DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) IS A SERVICE MARK OF DOW JONES & COMPANY, INC. AND WILSHIRE ASSOCIATES INCORPORATED. NEITHER DOW JONES NOR WILSHIRE HAS ANY RELATIONSHIP TO THE FUND OTHER THAN THE LICENSING AND SUBLICENSING OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUND. o DOW JONES AND WILSHIRE DO NOT SPONSOR, ENDORSE, SELL, OR PROMOTE THE FUND; RECOMMEND THAT ANY PERSON INVEST IN THE FUND OR ANY OTHER SECURITIES; HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT, OR PRICING OF THE FUND; HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT, OR MARKETING OF THE FUND; CONSIDER THE NEEDS OF THE FUND OR THE OWNERS OF THE FUND IN DETERMINING, COMPOSING, OR CALCULATING THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP), OR HAVE ANY OBLIGATION TO DO SO.

         NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY, NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT: THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP); THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ANY RELATED DATA; THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND/OR ITS RELATED DATA; NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL
         CAP) OR RELATED DATA; UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR. o THE LICENSING AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC (OR ITS PREDECESSOR), DOW JONES, AND WILSHIRE, AND THE SUBLICENSING AGREEEMENT BETWEEN THE FUND AND BLACKROCK ADVISORS, LLC (OR ITS PREDECESSOR), ARE SOLELY FOR THE BENEFIT OF THE PARTIES TO THESE AGREEMENTS AND NOT FOR THE BENEFIT OF THE OWNERS OF THE USAA EXTENDED MARKET INDEX FUND OR ANY OTHER THIRD PARTIES.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------
            TOP 10 HOLDINGS AS OF 12/31/2007
                   (% of Net Assets)
--------------------------------------------------------

Berkshire Hathaway, Inc. Class A                    5.0%
Genentech, Inc.                                     1.6%
The Mosaic Co.                                      0.9%
Las Vegas Sands Corp.                               0.8%
MasterCard, Inc. Class A                            0.7%
Southern Copper Corp.                               0.7%
VMware, Inc.                                        0.7%
Accenture Ltd. Class A                              0.6%
BlackRock, Inc.*                                    0.6%
Time Warner Cable, Inc.                             0.6%
--------------------------------------------------------
*AFFILIATE OF THE SERIES

--------------------------------------------------------
           TOP 10 INDUSTRIES AS OF 12/31/2007
                    (% of Net Assets)
--------------------------------------------------------

Miscellaneous Finance                              12.1%
Business Services                                  10.9%
Drug & Medicine                                     9.9%
Electronics                                         7.2%
Energy & Raw Materials                              5.0%
Energy & Utilities                                  4.4%
Real Property                                       4.4%
Domestic Oil                                        4.2%
Insurance                                           4.2%
Producer Goods                                      4.2%
--------------------------------------------------------

    YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE SERIES OWNS ON PAGES 38-82.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       ASSET ALLOCATION*
                           12/31/2007
                       -----------------

        [PIE CHART OF ASSET ALLOCATION]

Miscellaneous Finance                    12.1%
Business Services                        10.9%
Drug & Medicine                           9.9%
Electronics                               7.2%
Energy & Raw Materials                    5.0%
Energy & Utilities                        4.4%
Real Property                             4.4%
Domestic Oil                              4.2%
Insurance                                 4.2%
Producer Goods                            4.2%
Banks                                     3.4%
Chemicals                                 2.8%
Travel & Recreation                       2.8%
Media                                     2.6%
Telephone                                 2.2%
Retail                                    2.1%
Food & Agriculture                        2.0%
Other**                                  32.5%

                   [END CHART]

    * PERCENTAGES ARE OF THE NET ASSETS OF THE SERIES, NOT OF THE NET ASSETS OF THE FUND.
    **INDUSTRIES  WITH LESS THAN 2.0% OF THE SERIES'  NET ASSETS AND  SHORT-TERM
      SECURITIES.

16

  D I S T R I B U T I O N S
===========================-----------------------------------------------------
                            to SHAREHOLDERS

USAA EXTENDED MARKET INDEX FUND

         The following federal tax information related to the Fund's fiscal year ended December 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $12,804,881 as long-term capital gains for the fiscal year ended December 31, 2007.

         59.72% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the tax year ended December 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         For the fiscal year ended December 31, 2007, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $763,630 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA EXTENDED MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Extended Market Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 25, 2008

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

ASSETS
   Investment in Master Extended Market Index Series, at fair value          $310,058,741
   Receivable for capital shares sold                                             607,933
   Receivable due from USAA Investment Management
      Company (Note 4B)                                                           175,129
   Receivable due from USAA Transfer Agency Company (Note 4C)                       8,732
                                                                             ------------
      Total assets                                                            310,850,535
                                                                             ------------
LIABILITIES
   Payable for purchase in Master Extended Market Index Series                    151,660
   Payable for capital shares redeemed                                            456,273
   Accrued transfer agency fees                                                    13,598
   Other accrued expenses and payables                                             60,945
                                                                             ------------
      Total liabilities                                                           682,476
                                                                             ------------
         Net assets applicable to capital shares outstanding                 $310,168,059
                                                                             ============
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $273,343,126
   Overdistribution of net investment income                                      (52,123)
   Accumulated net realized loss from investments and
      futures transactions                                                       (386,585)
   Net unrealized appreciation on investments and futures contracts            37,263,641
                                                                             ------------
         Net assets applicable to capital shares outstanding                 $310,168,059
                                                                             ============
   Capital shares outstanding                                                  23,562,080
                                                                             ============
   Net asset value, redemption price, and offering price per share           $      13.16
                                                                             ============

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE MASTER EXTENDED MARKET INDEX SERIES (THE SERIES) ATTACHED.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME
   Allocated from Master Extended Market Index Series:
      Dividends (net of $3,338 foreign withholding tax)                 $ 3,023,246
      Interest from affiliates                                              845,386
      Securities lending - net                                              382,533
                                                                        -----------
         Total income                                                     4,251,165
            Expenses                                                       (228,838)
                                                                        -----------
   Net allocated investment income                                        4,022,327
                                                                        -----------
FUND EXPENSES
   Administration and servicing fees                                      1,139,684
   Transfer agent's fees                                                    758,922
   Custody and accounting fees                                                4,138
   Shareholder reporting fees                                                37,000
   Postage                                                                   61,000
   Trustees' fees                                                             9,000
   Registration fees                                                         45,839
   Professional fees                                                         62,500
   Other                                                                     10,000
                                                                        -----------
      Total Fund expenses before reimbursement                            2,128,083
   Expenses paid indirectly                                                  (1,550)
   Expenses reimbursed - transfer agent's fees (Note 4C)                       (312)
   Expenses reimbursed                                                     (851,252)
                                                                        -----------
      Total Fund expenses after reimbursement                             1,274,969
                                                                        -----------
NET INVESTMENT INCOME                                                     2,747,358
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS ALLOCATED
FROM MASTER EXTENDED MARKET INDEX SERIES
   Net realized gain from investment transactions                        13,632,382
   Net realized gain from futures transactions                              177,572
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                                  (4,947,353)
                                                                        -----------
         Net allocated realized and unrealized gain on
            investments and futures contracts                             8,862,601
                                                                        -----------
   Increase in net assets from operations                               $11,609,959
                                                                        ===========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                  2007           2006
                                                          ---------------------------
FROM OPERATIONS
   Net investment income                                  $  2,747,358   $  2,652,561
   Net realized gain from investment transactions           13,632,382     13,897,087
   Net realized gain from futures transactions                 177,572      1,071,598
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                  (4,947,353)    12,798,142
                                                          ---------------------------
Net increase in net assets from operations                  11,609,959     30,419,388
                                                          ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                    (2,855,233)    (2,624,587)
   Net realized gains                                      (14,738,933)    (9,067,327)
                                                          ---------------------------
      Distributions to shareholders                        (17,594,166)   (11,691,914)
                                                          ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                               110,533,129     99,390,219
   Reinvested dividends                                     17,294,989     11,500,274
   Cost of shares redeemed                                 (64,527,917)   (50,975,128)
                                                          ---------------------------
Net increase in net assets from capital share
   transactions                                             63,300,201     59,915,365
                                                          ---------------------------
Capital contribution from USAA Transfer
   Agency Company (Note 4C)                                      8,480          1,273
                                                          ---------------------------
Net increase in net assets                                  57,324,474     78,644,112
NET ASSETS
   Beginning of period                                     252,843,585    174,199,473
                                                          ---------------------------
   End of period                                          $310,168,059   $252,843,585
                                                          ===========================
Accumulated undistributed (overdistribution of)
   net investment income
   End of period                                          $    (52,123)  $     27,974
                                                          ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               7,876,638      7,699,295
   Shares issued for reinvested dividends                    1,291,103        853,788
   Shares redeemed                                          (4,598,442)    (3,961,620)
                                                          ---------------------------
Increase in shares outstanding                               4,569,299      4,591,463
                                                          ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                                    YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------
                                              2007                2006            2005            2004           2003
                                          ---------------------------------------------------------------------------
Net asset value at beginning of period    $  13.31            $  12.10        $  11.25        $   9.71        $  6.80
                                          ---------------------------------------------------------------------------
Income from investment operations:
   Net investment income                       .12                 .14             .08             .06            .06(a)
   Net realized and unrealized gain            .51                1.71            1.06            1.68           2.89(a)
                                          ---------------------------------------------------------------------------
Total from investment operations               .63                1.85            1.14            1.74           2.95(a)
                                          ---------------------------------------------------------------------------
Less distributions from:
   Net investment income                      (.12)               (.14)           (.08)           (.14)          (.04)
   Realized capital gains                     (.66)               (.50)           (.21)           (.06)             -
                                          ---------------------------------------------------------------------------
Total distributions                           (.78)               (.64)           (.29)           (.20)          (.04)
                                          ---------------------------------------------------------------------------
Net asset value at end of period          $  13.16            $  13.31        $  12.10        $  11.25        $  9.71
                                          ===========================================================================
Total return (%)*                             4.71(c)            15.31           10.11           17.92          43.44
Net assets at end of period (000)         $310,168            $252,844        $174,199        $121,169        $71,423
Ratios to average net assets:**
   Expenses, including expenses of the
      Master Extended Market                   .50(b),(c)          .50(b)          .50(b)          .50(b)         .50
      Index Series (%)
   Expenses before reimbursements,
      including expenses of the Master         .79(b)              .82(b)          .76(b)          .80(b)         .96
      Extended Market Index Series (%)
   Net investment income (%)                   .92                1.23             .84             .70            .74
Portfolio turnover (%)***                       33                  24              18              23             15

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended December 31, 2007, average net assets were $299,914,496. *** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open end management investment company incorporated under the laws of Maryland consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the
         Fund),  which is  classified  as  diversified  under the 1940 Act.  The
         Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full
         Cap) measures the performance of all small- and mid-cap stocks included in the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

         USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At December 31, 2007, the Fund's investment was 97.88% of the Series.

         The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

           A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

           B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

               unrealized gains and losses. In addition, the Fund accrues its own expenses.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2007, these bank credits reduced the Fund's expenses by $1,550.

           E. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

         temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended December 31, 2007, the Fund paid CAPCO facility fees of $401, which represents 0.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book- and tax-basis accounting related to partnership accounting for master-feeder funds and distributions resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $3,514,162, increase accumulated undistributed net investment income by $27,778, and increase accumulated net realized loss on investments by $3,541,940. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

          The tax character of distributions paid during the years ended December 31, 2007, and 2006, was as follows:

                                  2007         2006
                               -----------------------

Ordinary income*               $ 4,789,285  $3,073,979
Long-term capital gains         12,804,881   8,617,935

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of December 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Accumulated capital and other losses         $  (157,303)
Unrealized appreciation                       37,034,360

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and mark-to-market of open futures contracts.

         Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2007, the Fund had a current post-October loss of $157,303, which will be recognized on the first day of the following fiscal year.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. ADMINISTRATION AND SERVICING FEES - The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,139,684.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2007, the Fund reimbursed the Manager $5,960 for these legal and tax services.

               Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the year ended December 31, 2007, the Manager incurred subadministration fees, paid or payable to BlackRock, of $82,857.

           B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended December 31, 2007, the Fund incurred reimbursable expenses of $851,252, of which $175,129 was receivable from the Manager.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $758,922. For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund $312 for transfer agent's fees related to certain shareholder transactions and made capital contributions to the Fund of $8,480 for adjustments related to certain other shareholder transactions.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

               At December 31, 2007, the Fund recorded a receivable from SAS of $8,732 of which $8,150 was for capital contributions and $582 was for adjustments to capital gains payable.

           D.  UNDERWRITING   AGREEMENT   -  The  Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

               FIN 48 effective January 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administrative fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2007, through December 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

30

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2007

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                   BEGINNING          ENDING          DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE      JULY 1, 2007 -
                                  JULY 1, 2007   DECEMBER 31, 2007   DECEMBER 31, 2007
                                 -----------------------------------------------------
Actual                             $1,000.00         $  959.90            $2.47
Hypothetical
  (5% return before expenses)       1,000.00          1,022.68             2.55

         *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of -4.01% for the six-month period of July 1, 2007, through December 31, 2007.

 T R U S T E E S'  A N D  O F F I C E R S '
==================--------------------------------------------------------------
                   INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of December 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA to request a free copy of the funds' statement of additional information (SAI).

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chairman of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION
INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
             MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO, USAA (11/07-present); Assistant Vice President, IMCO Finance, USAA (4/07-10/07); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

                              Annual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

TO THE INVESTORS AND BOARD OF DIRECTORS OF QUANTITATIVE MASTER SERIES LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC (formerly Quantitative Master Series Trust) (the "Master LLC"), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
Princeton, New Jersey
February 22, 2008

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
  AEROSPACE - 1.1%
  2,600  AeroVironment, Inc.(a)                                     $     62,920
    200  Aerosonic Corp.(a)                                                  960
  3,100  Argon ST, Inc.(a)                                                57,536
  1,100  Astronics Corp.(a)                                               46,750
  4,100  Crane Co.                                                       175,890
  1,600  Cubic Corp.                                                      62,720
  2,633  DRS Technologies, Inc.                                          142,893
  2,600  ESCO Technologies, Inc.(a)                                      103,844
  2,400  EnPro Industries, Inc.(a)                                        73,560
  2,100  Esterline Technologies Corp.(a)                                 108,675
 15,700  Garmin Ltd.(f)                                                1,522,900
  4,100  GenCorp, Inc.(a)                                                 47,806
  1,792  Heico Corp. Class A                                              76,339
  2,700  KVH Industries, Inc.(a)                                          21,762
  2,300  Kaman Corp. Class A                                              84,663
    800  MTC Technologies, Inc.(a)                                        18,800
  9,200  SAIC, Inc.(a)                                                   185,104
    700  SatCon Technology Corp.(a),(f)                                    1,155
     50  Spacehab, Inc.(a)                                                    76
 10,200  Spirit Aerosystems Holdings, Inc. Class A(a)                    351,900
  2,200  Teledyne Technologies, Inc.(a)                                  117,326
  8,734  Trimble Navigation Ltd.(a)                                      264,116
  4,100  Veeco Instruments, Inc.(a)                                       68,470
                                                                    ------------
                                                                       3,596,165
                                                                    ------------
  AIR TRANSPORT - 0.8%
  2,100  AAR Corp.(a)                                                     79,863
 18,000  AMR Corp.(a),(g)                                                252,540
  5,300  AirTran Holdings, Inc.(a)                                        37,948
  5,600  Aircastle Ltd.                                                  147,448
  1,900  Alaska Air Group, Inc.(a)                                        47,519
  2,300  Allegiant Travel Co.(a)                                          73,922
  1,500  Atlas Air Worldwide
           Holdings, Inc.(a)                                              81,330
  1,200  Aviation General, Inc.(a)                                             -
  7,070  Continental Airlines, Inc. Class B(a)                           157,307
 19,600  Delta Air Lines, Inc.(a)                                        291,844
  1,600  ExpressJet Holdings, Inc.(a)                                      3,968
  6,700  Frontier Airlines Holdings, Inc.(a),(f)                          35,242
    700  Great Lakes Aviation Ltd.(a)                                      1,470
  7,202  Hawaiian Holdings, Inc.(a)                                       36,730
 12,575  JetBlue Airways Corp.(a),(f)                                     74,192
  1,600  LMI Aerospace, Inc.(a)                                           42,416
  1,400  MAIR Holdings, Inc.(a)                                            6,482
  2,000  Mesa Air Group, Inc.(a)                                           6,180
    800  Midwest Air Group, Inc.(a)                                       11,840
 17,000  Northwest Airlines Corp.(a)                                     246,670
  2,100  PHI, Inc.(a)                                                     65,142
  3,400  Pinnacle Airlines Corp.(a)                                       51,850
  1,900  Republic Airways Holdings, Inc.(a)                               37,221
  4,500  SkyWest, Inc.                                                   120,825
  3,100  TransDigm Group, Inc.(a)                                        140,027
  8,430  UAL Corp.(f)                                                    300,614
  6,659  US Airways Group, Inc.(a)                                        97,954
    200  Vanguard Airlines, Inc.(a)                                            -
                                                                    ------------
                                                                       2,448,544
                                                                    ------------
  APPAREL - 0.9%
  4,925  Aeropostale, Inc.(a)                                            130,513
  3,400  Ashworth, Inc.(a)                                                 9,690
  6,750  bebe Stores, Inc.                                                86,805
  2,700  Brown Shoe Co., Inc.                                             40,959
  1,550  The Buckle, Inc.                                                 51,150
  1,100  Cache, Inc.(a)                                                   10,274
  3,200  Carter's, Inc.(a)                                                61,920
  1,500  Cherokee, Inc.                                                   48,405
    500  Citi Trends, Inc.(a)                                              7,720
  2,600  Columbia Sportswear Co.                                         114,634
  5,900  Crocs, Inc.(a),(f)                                              217,179
    900  Deckers Outdoor Corp.(a)                                        139,554
    900  Dixie Group, Inc.(a)                                              7,434
    900  Escalade, Inc.                                                    8,217
    600  Finlay Enterprises, Inc.(a)                                       1,218
  5,017  Fossil, Inc.(a)                                                 210,614
  1,200  G-III Apparel Group, Ltd.(a)                                     17,724
  3,400  GSI Commerce, Inc.(a)                                            66,300
  6,700  Guess?, Inc.                                                    253,863

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  2,100  Hartmarx Corp.(a)                                          $      7,161
  3,100  Heelys, Inc.(a),(f)                                              21,576
  4,081  Iconix Brand Group, Inc.(a)                                      80,232
  4,400  J. Crew Group, Inc.(a)                                          212,124
  2,300  Joe's Jeans, Inc.(a)                                              2,622
  1,256  Jos. A. Bank Clothiers, Inc.(a),(f)                              35,733
  3,200  K-Swiss, Inc. Class A                                            57,920
  3,100  Kellwood Co.                                                     51,584
  1,500  Kenneth Cole Productions, Inc. Class A                           26,235
    500  Lacrosse Footwear, Inc.                                           8,770
  1,600  Maidenform Brands, Inc.(a)                                       21,648
  1,200  Mothers Work, Inc.(a)                                            20,880
  2,600  New York & Co., Inc.(a)                                          16,588
  1,600  Oxford Industries, Inc.                                          41,232
  1,100  Perry Ellis International, Inc.(a)                               16,918
  3,500  Phillips-Van Heusen Corp.                                       129,010
  1,000  Phoenix Footwear Group, Inc.                                      1,750
  7,600  Quiksilver, Inc.(a)                                              65,208
  1,000  Rocky Brands, Inc.(a)                                             6,130
  2,700  Skechers U.S.A., Inc. Class A(a)                                 52,677
  2,400  Stage Stores, Inc.                                               35,520
  2,700  Steven Madden Ltd.(a)                                            54,000
  1,500  Superior Uniform Group, Inc.                                     14,625
    200  Tandy Brands Accessories, Inc.                                    1,950
  3,100  The Timberland Co. Class A(a)                                    56,048
  2,700  True Religion Apparel, Inc.(a),(f)                               57,645
  3,500  Under Armour, Inc. Class A(a),(f)                               152,845
  3,200  Unifi, Inc.(a)                                                    7,744
  2,200  Volcom, Inc.(a)                                                  48,466
  3,200  The Warnaco Group, Inc.(a)                                      111,360
    300  Weyco Group, Inc.                                                 8,250
  3,600  Wolverine World Wide, Inc.                                       88,272
    300  Xerium Technologies, Inc.                                         1,560
                                                                    ------------
                                                                       2,998,456
                                                                    ------------
  BANKS - 3.4%
  1,900  Alabama National Bancorp.                                       147,839
    200  Ameriana Bancorp                                                  1,716
    400  American National Bankshares, Inc.                                7,988
  2,200  AmericanWest Bancorp                                             38,786
    720  Ameris Bancorp                                                   12,132
    700  Ames National Corp.                                              13,265
    470  Arrow Financial Corp.                                            10,100
  9,059  Associated Banc-Corp.                                           245,408
  1,200  BCSB Bankcorp, Inc.(a)                                            7,524
  1,000  Bancfirst Corp.                                                  42,850
  2,800  The Bancorp, Inc.(a)                                             37,688
  5,500  BancorpSouth, Inc.                                              129,855
  6,100  Bank Mutual Corp.                                                64,477
    781  Bank of Granite Corp.                                             8,255
  1,000  BankFinancial Corp.                                              15,820
  3,500  Bank of Hawaii Corp.                                            178,990
  4,200  BankAtlantic Bancorp, Inc. Class A                               17,220
    200  Bar Harbor Bankshares                                             6,200
  3,100  Beneficial Mutual Bancorp, Inc.(a)                               30,132
    300  Berkshire Bancorp, Inc.                                           4,803
  3,800  Boston Private Financial Holdings, Inc.                         102,904
  3,799  Brookline Bancorp, Inc.                                          38,598
    500  Bryn Mawr Bank Corp.                                             11,465
  2,800  CFS Bancorp, Inc.(f)                                             40,992
    300  Camden National Corp.                                             8,520
  1,100  Capital Bank Corp.                                               11,638
    625  Capital City Bank Group, Inc.(f)                                 17,637
    420  Capitol Bancorp Ltd.                                              8,450
  5,440  Capitol Federal Financial(f)                                    168,640
  4,800  Cardinal Financial Corp.                                         44,736
    210  Carrollton Bancorp                                                2,925
  2,975  Cascade Bancorp                                                  41,412
  2,600  Centennial Bank Holdings, Inc.(a)                                15,028
  2,988  Center Bancorp, Inc.                                             33,047
    900  Center Financial Corp.                                           11,088
  1,300  Century Bancorp, Inc. Class A                                    26,221
  2,913  Chemical Financial Corp.                                         69,300
  2,733  Chittenden Corp.                                                 97,349
    612  Citizens & Northern Corp.                                        10,717
  7,685  Citizens Banking Corp.                                          111,509
  2,428  Citizens South Banking Corp.                                     24,596
  1,500  City Holding Co.                                                 50,760
  3,400  City National Corp.                                             202,470

40

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
    450  CityBank                                                   $     10,035
    980  Clifton Savings Bancorp, Inc.                                     9,604
  1,250  CoBiz Financial, Inc.                                            18,587
 10,946  The Colonial BancGroup, Inc.                                    148,209
    500  Colony Bankcorp, Inc.                                             7,600
  2,030  Columbia Banking System, Inc.                                    60,352
    100  Comm Bancorp, Inc.                                                4,390
  5,195  Commerce Bancshares, Inc.                                       233,048
  2,100  Community Bancorp(a)                                             36,477
  1,600  Community Bank System, Inc.                                      31,792
    880  Community Trust Bancorp, Inc.                                    24,226
  6,400  Corus Bankshares, Inc.(f)                                        68,288
  4,140  Cullen/Frost Bankers, Inc.                                      209,732
  3,777  Doral Financial Corp.(a),(f)                                     68,137
  4,590  East-West Bancorp, Inc.                                         111,216
  2,500  Encore Bancshares, Inc.(a)                                       49,975
  1,400  EuroBancshares, Inc.(a)                                           5,600
  2,985  F.N.B. Corp.                                                     43,880
    300  FNB Corp.                                                         6,968
    300  FNB United Corp.                                                  3,648
    300  Farmers Capital Bank Corp.                                        7,953
  2,000  Financial Institutions, Inc.                                     35,640
  8,600  First BanCorp, Puerto Rico                                       62,694
    600  First Bancorp, North Carolina                                    11,334
  1,250  First Busey Corp.                                                24,825
  4,000  First Cash Financial Services, Inc.(a)                           58,720
  3,000  First Charter Corp.                                              89,580
    700  First Citizens BancShares, Inc. Class A                         102,095
  4,100  First Commonwealth Financial Corp.(f)                            43,665
  1,200  First Federal Bancshares of Arkansas, Inc.                       16,800
  4,910  First Financial Bancorp                                          55,974
    766  First Financial Bankshares, Inc.                                 28,840
    358  First Financial Service Corp.                                     8,341
    600  First M&F Corp.                                                   9,480
    815  First Merchants Corp.                                            17,800
  3,475  First Midwest Bancorp, Inc.                                     106,335
  1,512  First Mutual Bancshares, Inc.                                    39,962
  7,406  First Niagara Financial Group, Inc.                              89,168
    600  First Regional Bancorp(a)                                        11,334
    600  First South Bancorp, Inc.                                        13,314
  3,300  First State Bancorp.                                             45,870
    400  The First of Long Island Corp.                                    7,420
  5,600  FirstMerit Corp.                                                112,056
  4,300  Franklin Bank Corp.(a)                                           18,533
  4,900  Frontier Financial Corp.(f)                                      90,993
 12,111  Fulton Financial Corp.                                          135,885
    661  German American Bancorp, Inc.                                     8,421
    600  Great Southern Bancorp, Inc.                                     13,176
    467  Greater Community Bancorp                                         7,635
  2,100  Greene County Bancshares, Inc.                                   40,320
  2,833  Guaranty Financial Group, Inc.(a)                                45,333
  3,200  Hancock Holding Co.                                             122,240
  2,856  Hanmi Financial Corp.                                            24,619
  1,698  Harleysville National Corp.                                      24,740
    250  Hawthorn Bancshares, Inc.                                         6,250
    700  Heritage Commerce Corp.                                          12,873
  1,200  Home Federal Bancorp                                             27,588
    625  Horizon Financial Corp.                                          10,900
    300  Imperial Capital Bancorp, Inc.                                    5,490
  2,100  Independent Bank Corp./MA                                        57,162
  2,200  Integra Bank Corp.                                               31,042
  2,175  Internet Capital Group, Inc.(a)                                  25,534
  2,100  Intervest Bancshares Corp.                                       36,162
  1,500  Irwin Financial Corp.                                            11,025
  2,500  Jefferson Bancshares, Inc.                                       25,250
  4,500  Kearny Financial Corp.                                           53,595
  1,700  Lakeland Financial Corp.                                         35,530
    250  MASSBANK Corp.                                                    9,105
    787  Macatawa Bank Corp.                                               6,760
    801  MainSource Financial Group, Inc.                                 12,464
  2,170  Mercantile Bank Corp.                                            33,635
    350  Merchants Bancshares, Inc.                                        8,225
  8,100  Metavante Technologies, Inc.(a)                                 188,892
  1,000  Midwest Banc Holdings, Inc.                                      12,420
  1,460  NBT Bancorp, Inc.                                                33,317
  3,100  Nara Bancorp, Inc.                                               36,177
  1,887  National Penn Bancshares, Inc.(f)                                28,569
  8,200  NewAlliance Bancshares, Inc.                                     94,464

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  2,004  Newbridge Bancorp                                          $     21,623
  2,200  North Valley Bancorp                                             28,798
    300  Northern States Financial Corp.                                   6,258
    400  Northfield Bancorp, Inc.(a)                                       4,328
    157  Norwood Financial Corp.                                           4,906
  2,000  OceanFirst Financial Corp.                                       31,620
    875  Ohio Valley Banc Corp.                                           21,875
  5,332  Old National Bancorp                                             79,767
  1,686  Old Second Bancorp, Inc.                                         45,168
    546  Omega Financial Corp.                                            15,976
  3,394  Oriental Financial Group Inc.                                    45,514
  1,660  PFF Bancorp, Inc.                                                19,986
  1,000  Pamrapo Bancorp, Inc.                                            20,200
    830  Park National Corp.(f)                                           53,535
    300  Parkvale Financial Corp.                                          8,325
    563  Peapack-Gladstone Financial Corp.                                13,934
    400  Pennsylvania Commerce Bancorp, Inc.(a)                           11,140
 21,617  People's United Financial, Inc.                                 384,783
    200  Peoples Bancorp                                                   2,970
    595  Peoples Bancorp, Inc.                                            14,810
    363  Peoples Bancorp of North Carolina, Inc.                           5,445
  1,200  Peoples Financial Corp.                                          26,496
    380  Pinnacle Financial Partners, Inc.(a)                              9,660
 20,239  Popular, Inc.(f)                                                214,533
  2,000  Porter Bancorp, Inc.                                             39,500
  2,050  Preferred Bank                                                   53,341
  2,500  PrivateBancorp, Inc.(f)                                          81,625
  3,200  Prosperity Bancshares, Inc.                                      94,048
  3,856  Provident Bankshares Corp.                                       82,480
  5,403  Provident New York Bancorp                                       69,807
  3,100  Prudential Bancorp, Inc. of Pennsylvania                         38,595
  1,348  Republic Bancorp, Inc. Class A                                   22,282
  3,146  Republic First Bancorp, Inc.(a)                                  21,707
  1,300  Rockville Financial, Inc.                                        15,860
    785  Royal Bancshares of Pennsylvania Class A                          8,635
  1,500  S&T Bancorp, Inc.                                                41,460
  6,000  S1 Corp.(a)                                                      43,800
  2,375  SVB Financial Group(a)                                          119,700
    210  SY Bancorp, Inc.                                                  5,027
    750  Sandy Spring Bancorp, Inc.                                       20,865
    188  Savannah Bancorp, Inc.                                            3,267
  2,870  Seacoast Banking Corp. of Florida(f)                             29,504
    450  Shore Bancshares, Inc.                                            9,864
  3,000  Signature Bank(a)                                               101,250
    500  Simmons First National Corp. Class A                             13,250
  5,255  The South Financial Group, Inc.                                  82,136
    525  Southside Bancshares, Inc.                                       10,742
  2,800  Southwest Bancorp, Inc.                                          51,324
    132  Southwest Georgia Financial Corp.                                 2,343
    725  State Bancorp, Inc.                                               9,425
  2,605  Sterling Bancorp                                                 35,532
  8,325  Sterling Bancshares, Inc.                                        92,907
    700  Suffolk Bancorp                                                  21,497
    500  Summit Financial Group, Inc.                                      6,810
  1,247  Sun Bancorp, Inc.(a)                                             19,678
  1,000  Superior Bancorp(a)                                               5,370
  6,400  Susquehanna Bancshares, Inc.                                    118,008
  8,990  TCF Financial Corp.                                             161,191
 24,200  TFS Financial Corp.(a)                                          288,948
    400  Temecual Valley Bancorp, Inc.                                     4,692
  3,300  Texas Capital Bancshares, Inc.(a)                                60,225
    632  Tompkins Trustco, Inc.                                           24,522
    900  Trico Bancshares                                                 17,370
  8,560  TrustCo Bank Corp. NY(f)                                         84,915
  4,100  Trustmark Corp.                                                 103,976
  7,450  UCBH Holdings, Inc.                                             105,492
  3,020  UMB Financial Corp.                                             115,847
  1,183  USB Holding Co., Inc.                                            23,423
  6,436  Umpqua Holdings Corp.                                            98,728
    750  Union Bankshares Corp.                                           15,855
 10,100  UnionBanCal Corp.                                               493,991
    336  United Bancorp, Inc.                                              3,461
  4,200  United Bankshares, Inc.                                         117,684
  1,632  United Community Financial Corp.                                  9,009
  1,800  United Western Bancorp, Inc.                                     36,000
  8,612  Valley National Bancorp(f)                                      164,145
  3,225  Vineyard National Bancorp(f)                                     32,573

42

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  2,800  Virginia Commerce Bancorp(a)                               $     32,844
    450  Virginia Financial Group, Inc.                                    6,683
  1,100  WSFS Financial Corp.                                             55,220
    800  Washington Trust Bancorp, Inc.                                   20,184
  2,789  WesBanco, Inc.                                                   57,448
    800  West Coast Bancorp                                               14,800
  2,100  Westamerica Bancorp.(f)                                          93,555
  1,300  Western Alliance Bancorp(a),(f)                                  24,401
  4,925  Whitney Holding Corp.                                           128,789
  4,800  Wilmington Trust Corp.                                          168,960
  2,300  Wilshire Bancorp, Inc.                                           18,055
  2,650  Wintrust Financial Corp.                                         87,795
                                                                    ------------
                                                                      10,790,408
                                                                    ------------
  BUSINESS MACHINES - 1.2%
 33,490  3Com Corp.(a)                                                   151,375
  2,200  3D Systems Corp.(a),(f)                                          33,968
  3,700  ActivIdentity Corp.(a)                                           14,356
 16,000  Adaptec, Inc.(a)                                                 54,080
  2,200  American Railcar Industries, Inc.(f)                             42,350
  4,500  American Software Class A                                        38,250
  1,000  Analogic Corp.                                                   67,720
  2,000  Arbitron, Inc.                                                   83,140
  3,315  Avici Systems, Inc.                                              26,288
  3,500  Avocent Corp.(a)                                                 81,585
 30,940  BEA Systems, Inc.(a)                                            488,233
  1,300  Black Box Corp.                                                  47,021
  5,300  Borland Software Corp.(a)                                        15,953
    600  California First National Bancorp                                 5,838
  1,750  Charles & Colvard Ltd.(f)                                         3,850
    700  Communication Intelligence Corp.(a)                                 157
  3,900  Concurrent Computer Corp.(a)                                      3,237
  9,200  Convera Corp.(a),(f)                                             25,484
  2,475  Cray, Inc.(a)                                                    14,825
  4,700  Diebold, Inc.                                                   136,206
    900  Digi International, Inc.(a)                                      12,771
  3,600  Digital Lightwave, Inc.(a)                                          378
  4,100  Emageon, Inc.(a)                                                 16,400
  3,551  Fair Isaac Corp.                                                114,165
  5,000  Flow International Corp.(a)                                      46,600
 10,700  Foundry Networks, Inc.(a)                                       187,464
  1,600  Hanger Orthopedic Group, Inc.(a)                                 17,616
  3,100  Hypercom Corp.(a)                                                15,438
  8,000  IKON Office Solutions, Inc.                                     104,160
  3,400  Immersion Corp.(a)                                               44,030
 13,570  Integrated Device Technology, Inc.(a)                           153,477
  2,200  InterVoice, Inc.(a)                                              17,578
  3,060  Iomega Corp.(a)                                                  10,618
  1,400  iRobot Corp.(a),(f)                                              25,312
  6,000  LTX Corp.(a)                                                     19,080
  2,100  Lantronix, Inc.(a)                                                1,596
  3,200  MIPS Technologies, Inc.(a)                                       15,872
  3,000  Micros Systems, Inc.(a)                                         210,480
  6,200  Napster, Inc.(a)                                                 12,214
  7,500  Network Engines, Inc.(a)                                         12,075
  2,500  Omnicell, Inc.(a)                                                67,325
  1,000  PAR Technology Corp.(a)                                           7,710
  7,326  Palm, Inc.(f)                                                    46,447
  3,385  Premiere Global Services, Inc.(a)                                50,267
  4,100  Rackable Systems, Inc.(a)                                        41,000
  1,700  Rimage Corp.(a)                                                  44,115
  8,543  Salesforce.com, Inc.(a)                                         535,561
  1,900  ScanSource, Inc.(a)                                              61,465
  2,000  Sigma Designs, Inc.(a)                                          110,400
    445  SumTotal Systems, Inc.(a)                                         2,114
  5,855  Sybase, Inc.(a)                                                 152,757
  3,900  Tech Data Corp.(a)                                              147,108
    940  Transact Technologies, Inc.(a)                                    4,503
  6,000  VeriFone Holdings, Inc.(a),(f)                                  139,500
  3,100  White Electronic Designs Corp.(a)                                14,384
                                                                    ------------
                                                                       3,795,896
                                                                    ------------
  BUSINESS SERVICES - 10.9%
  1,000  4Kids Entertainment, Inc.(a)                                     13,150
  2,900  ABM Industries, Inc.                                             59,131
  3,900  ACI Worldwide, Inc.(a)                                           74,256
  3,400  AMICAS, Inc.(a)                                                   9,044
  2,420  AMN Healthcare Services, Inc.(a)                                 41,551
 11,100  Aastrom Biosciences, Inc.(a),(f)                                  5,772
 55,400  Accenture Ltd. Class A                                        1,996,062

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,700  Actuate Corp.(a)                                           $     28,749
     40  Adept Technology, Inc.(a)                                           318
  1,800  Administaff, Inc.                                                50,904
  1,900  Advent Software, Inc.(a)                                        102,790
  1,300  The Advisory Board Co.(a)                                        83,447
  4,860  Affymetrix, Inc.(a)                                             112,460
  3,400  Alfacell Corp.(a),(f)                                             5,848
  6,000  Alliance Data Systems Corp.(a)                                  449,940
  1,000  The Allied Defense Group, Inc.(a)                                 5,770
  3,100  Allied Healthcare International, Inc.(a)                          7,533
  2,900  Alnylam Pharmaceuticals, Inc.(a)                                 84,332
  1,800  Ambassadors International, Inc.                                  26,244
  2,660  American Ecology Corp.                                           62,457
     48  American Independence Corp.(a)                                      439
  1,500  American Public Education, Inc.(a)                               62,670
  2,300  American Reprographics Co.(a)                                    37,904
  3,400  American Superconductor Corp.(a),(f)                             92,956
    200  Analysts International Corp.(a)                                     306
    700  Angelica Corp.                                                   13,370
  2,900  Ansoft Corp.(a)                                                  74,965
  2,600  Answerthink, Inc.(a)                                             12,584
  5,600  Ansys, Inc.(a)                                                  232,176
  4,700  Arbinet-Thexchange, Inc.(a)                                      28,435
  4,454  Ariba, Inc.(a)                                                   49,662
  6,271  Art Technology Group, Inc.(a)                                    27,091
  5,500  Aspen Technology, Inc.(a)                                        89,210
    940  Atari, Inc.(a)                                                    1,194
  2,300  athenahealth, Inc.(a),(f)                                        82,800
  2,600  Audible, Inc.(a)                                                 23,192
  2,000  Authentidate Holding Corp.(a)                                     1,180
  1,150  BSQUARE Corp.(a)                                                  7,705
  1,300  Bankrate, Inc.(a)                                                62,517
    102  Baran Group Ltd.                                                  1,836
    600  Barrett Business Services, Inc.                                  10,806
 14,000  BearingPoint, Inc.(a)                                            39,620
  2,248  Blackbaud, Inc.                                                  63,034
  2,100  Blackboard, Inc.(a)                                              84,525
  1,200  BladeLogic, Inc.(a)                                              35,484
  2,340  Blue Coat Systems, Inc.(a)                                       76,916
    100  Bottomline Technologies, Inc.(a)                                  1,400
  2,100  Bowne & Co., Inc.                                                36,960
  2,800  Bright Horizons Family Solutions, Inc.(a)                        96,712
  3,400  The Brink's Co.                                                 203,116
 28,357  Brocade Communications Systems, Inc.(a)                         208,140
  7,400  Brookdale Senior Living, Inc.                                   210,234
  2,200  CACI International, Inc. Class A(a)                              98,494
  7,845  CBIZ, Inc.(a)                                                    76,959
  1,200  CDI Corp.                                                        29,112
  1,400  COMSYS IT Partners, Inc.(a)                                      22,092
  1,500  CRA International, Inc.(a)                                       71,415
  4,365  CSG Systems International, Inc.(a)                               64,253
  1,900  Callidus Software Inc.(a)                                         9,823
     46  Callwave, Inc.(a)                                                   143
  1,600  Capella Education Co.(a)                                        104,736
  6,468  Career Education Corp.(a)                                       162,605
  4,000  Casella Waste Systems, Inc.(a)                                   52,160
  1,000  Catapult Communications Corp.(a)                                  7,550
  2,000  Cbeyond Communications, Inc.(a)                                  77,980
  5,750  Cell Genesys, Inc.(a)                                            13,225
  5,700  Cerner Corp.(a)                                                 321,480
  1,700  Chemed Corp.                                                     94,996
    500  Chindex International Inc.(a)                                    17,265
  2,300  Chipotle Mexican Grill, Inc. Class A(a),(f)                     338,261
  5,033  ChoicePoint, Inc.(a)                                            183,302
  1,720  Chordiant Software, Inc.(a)                                      14,706
  3,800  Ciber, Inc.(a)                                                   23,218
      1  Cicero, Inc.(a)                                                       -
  2,100  Clean Harbors, Inc.(a)                                          108,570
 25,800  Clear Channel Outdoor Holdings, Inc. Class A(a)                 713,628
 11,800  Clearwire Corp. Class A(a),(f)                                  161,778
  1,300  CoStar Group, Inc.(a)                                            61,425
  3,500  Cogent Communications Group, Inc.(a)                             82,985
  7,800  Cogent, Inc.(a)                                                  86,970
  1,700  Collectors Universe, Inc.                                        20,978
  1,700  ComScore, Inc.(a)                                                55,471
  3,100  Commvault Systems, Inc.(a)                                       65,658
    800  Computer Programs & Systems, Inc.                                18,192

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,100  Concur Technologies, Inc.(a)                               $    112,251
  3,000  Constant Contact, Inc.(a),(f)                                    64,500
  6,350  Copart, Inc.(a)                                                 270,192
  5,935  Corinthian Colleges, Inc.(a)                                     91,399
  2,300  Cornell Cos., Inc.(a)                                            53,636
  2,600  Corporate Executive Board Co.                                   156,260
    337  Courier Corp.                                                    11,124
  3,181  Credit Acceptance Corp.(a),(f)                                   65,751
  3,600  Cross Country Healthcare, Inc.(a)                                51,264
  8,400  CuraGen Corp.(a)                                                  7,728
  4,850  CyberSource Corp.(a)                                             86,184
    440  DG FastChannel, Inc.(a)                                          11,282
  4,400  DST Systems, Inc.(a)                                            363,220
  5,000  DeVry, Inc.                                                     259,800
  1,500  Delrek, Inc.(a)                                                  22,845
    100  Deltathree, Inc. Class A(a)                                          41
  3,500  Deluxe Corp.                                                    115,115
  3,000  DemandTec, Inc.(a)                                               57,870
  3,100  Dice Holdings, Inc.(a)                                           24,769
  4,100  Digimarc Corp.(a)                                                36,162
  2,500  Digital River, Inc.(a)                                           82,675
 20,434  Discovery Holding Co.(a)                                        513,711
  2,500  DivX, Inc.(a)                                                    35,000
  1,700  Dollar Financial Corp.(a)                                        52,173
  3,900  Dot Hill Systems Corp.(a)                                         9,477
  2,700  Double-Take Software, Inc.(a)                                    58,644
  4,100  Dun & Bradstreet Corp.                                          363,383
  8,700  Dyax Corp.(a)                                                    31,842
    500  ENGlobal Corp.(a)                                                 5,680
  2,700  EPIQ Systems, Inc.(a)                                            47,007
    592  EVCI Career Colleges Holding Corp.(a)                               142
 12,300  EarthLink, Inc.(a)                                               86,961
  3,800  Echelon Corp.(a),(f)                                             78,432
  2,900  Eclipsys Corp.(a)                                                73,399
    600  Ediets.Com, Inc.(a),(f)                                           3,522
     20  Egain Communications Corp.(a)                                         9
     40  eLoyalty Corp.(a)                                                   534
 16,300  Encysive Pharmaceuticals, Inc.(a),(f)                            13,855
  5,900  EnergySolutions, Inc.(a)                                        159,241
  2,300  Ennis, Inc.                                                      41,400
  4,200  Entrust, Inc.(a)                                                  8,106
  4,200  Epicor Software Corp.(a)                                         49,476
  2,975  eResearch Technology, Inc.(a)                                    35,165
  2,945  Euronet Worldwide, Inc.(a)                                       88,350
      2  Evolve Software, Inc.(a)                                              -
  3,200  Evolving Systems, Inc.(a)                                         9,344
  9,700  Exelixis, Inc.(a)                                                83,711
  3,000  ExlService Holdings, Inc.(a)                                     69,240
    900  Exponent, Inc.(a)                                                24,336
  5,700  F5 Networks, Inc.(a)                                            162,564
  1,600  FTD Group, Inc.                                                  20,608
  3,350  FTI Consulting, Inc.(a)                                         206,494
  3,550  Factset Research Systems, Inc.                                  197,735
  5,800  FalconStor Software, Inc.(a)                                     65,308
  3,700  First Advantage Corp. Class A(a)                                 60,939
  3,600  First Consulting Group, Inc.(a)                                  46,548
    108  Five Star Quality Care, Inc.(a)                                     896
  1,300  Forrester Research, Inc.(a)                                      36,426
  3,300  Franklin Covey Co.(a)                                            26,202
  1,600  Fuel Tech, Inc.(a),(f)                                           36,240
  1,500  G&K Services, Inc. Class A                                       56,280
  3,900  GP Strategies Corp.(a)                                           41,535
  1,103  GSE Systems, Inc.(a)                                             11,295
  1,700  GTSI Corp.(a)                                                    16,813
  2,560  Gaiam, Inc.(a)                                                   75,981
 15,400  Genpact Ltd.(a)                                                 234,542
  3,700  Gentiva Health Services, Inc.(a)                                 70,448
  3,600  The Geo Group, Inc.(a)                                          100,800
  2,700  Gevity HR, Inc.                                                  20,763
    100  Gliatech, Inc.(a)                                                     -
  4,400  Global Cash Access, Inc.(a)                                      26,664
  5,620  Global Payments, Inc.                                           261,442
  3,700  Greenfield Online, Inc.(a)                                       54,057
  3,300  Guidance Software, Inc.(a)                                       46,002
  4,500  Gulfport Energy Corp.(a)                                         82,170
 13,192  HLTH Corp.(a)                                                   176,773
  6,600  Hansen Natural Corp.(a)                                         292,314
  3,900  Harris Interactive, Inc.(a)                                      16,614
  3,300  Harris Stratex Networks, Inc. Class A(a)                         55,110
  4,300  Harte-Hanks, Inc.                                                74,390

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  1,300  Heidrick & Struggles International, Inc.                   $     48,243
  7,820  Hewitt Associates, Inc. Class A(a)                              299,428
  2,400  HireRight, Inc.(a)                                               29,904
  1,800  Hudson Highland Group, Inc.(a)                                   15,138
  1,400  Huron Consulting Group, Inc.(a)                                 112,882
  2,600  i2 Technologies, Inc.(a)                                         32,760
  2,800  I-many, Inc.(a)                                                   8,680
  1,900  ICF International, Inc.(a)                                       47,994
    800  ICT Group, Inc.(a)                                                9,560
  4,500  IHS, Inc. Class A(a)                                            272,520
  2,810  ITT Educational Services, Inc.(a)                               239,609
  2,000  Idenix Pharmaceuticals, Inc.(a)                                   5,400
  6,800  iGate Corp.(a)                                                   57,596
  1,800  Imergent, Inc.(f)                                                19,062
  3,900  InFocus Corp.(a)                                                  7,098
  1,000  Infinity Pharmaceuticals, Inc.(a)                                 9,550
  2,340  InfoSpace, Inc.                                                  43,992
  3,200  infoUSA, Inc.                                                    28,576
  6,200  Informatica Corp.(a)                                            111,724
  4,800  Innerworkings, Inc.(a),(f)                                       82,848
  1,193  Innovative Solutions & Support, Inc.(a),(f)                      11,560
     83  InsWeb Corp.(a)                                                     726
  1,300  Insteel Industries, Inc.                                         15,249
    366  Insure.com, Inc.(a)                                               1,464
    540  Integral Systems, Inc.                                           12,560
  6,800  Interactive Data Corp.                                          224,468
  2,100  Interactive Intelligence, Inc.(a)                                55,335
  4,200  Intermec, Inc.(a),(f)                                            85,302
  2,510  Internap Network Services Corp.(a)                               20,908
  1,000  Intersections, Inc.(a)                                            8,330
  2,800  Interwoven, Inc.(a)                                              39,816
  2,200  Intevac, Inc.(a)                                                 31,988
  2,680  inVentiv Health, Inc.(a)                                         82,973
  3,300  Invitrogen Corp.(a)                                             308,253
  3,600  Ipass, Inc.(a)                                                   14,616
 14,475  Iron Mountain, Inc.(a)                                          535,864
  1,900  JDA Software Group, Inc.(a)                                      38,874
  6,300  Jack Henry & Associates, Inc.                                   153,342
  1,900  Jupitermedia Corp.(a)                                             7,258
  4,100  Kelly Services, Inc. Class A                                     76,506
  1,800  Kenexa Corp.(a)                                                  34,956
  1,500  Keryx Biopharmaceuticals, Inc.(a)                                12,600
  3,500  Keynote Systems, Inc.(a)                                         49,175
  3,970  Kforce, Inc.(a)                                                  38,707
  5,295  Kinder Morgan Management LLC(a)                                 280,317
  1,700  Kintera, Inc.(a)                                                  2,533
  3,300  Knology, Inc.(a)                                                 42,174
  2,600  Korn/Ferry International(a)                                      48,932
  4,400  Kratos Defense & Security Solutions, Inc.(a)                     10,340
  5,451  L-1 Identity Solutions, Inc.(a)                                  97,845
  3,500  LECG Corp.(a)                                                    52,710
  6,707  Lamar Advertising Co. Class A                                   322,405
 12,900  Lawson Software, Inc.(a)                                        132,096
  2,000  Layne Christensen Co.(a)                                         98,420
  2,300  Learning Tree International, Inc.(a)                             52,808
  1,500  Lincoln Educational Services Corp.(a)                            22,080
  2,700  Lionbridge Technologies, Inc.(a)                                  9,585
  5,600  LivePerson, Inc.(a)                                              29,848
  3,200  LoJack Corp.(a)                                                  53,792
    500  Local.com Corp.(a)                                                2,385
  1,342  LookSmart, Ltd.(a)                                                4,281
  1,200  Luminex Corp.(a)                                                 19,488
    900  MAXIMUS, Inc.                                                    34,749
  4,400  MIVA, Inc.(a)                                                     8,404
  5,300  MPS Group, Inc.(a)                                               57,982
  1,700  MSC.Software Corp.(a)                                            22,083
  1,700  MWI Veterinary Supply, Inc.(a)                                   68,000
  2,900  Macquarie Infrastructure Co. LLC                                117,537
  3,790  Macrovision Corp.(a)                                             69,471
  4,940  Magma Design Automation, Inc.(a)                                 60,317
  3,900  Management Network Group, Inc.(a)                                10,296
  1,700  Manhattan Associates, Inc.(a)                                    44,812
  5,716  Manpower, Inc.                                                  325,240
  1,995  Mantech International Corp. Class A(a)                           87,421
  3,200  Marchex, Inc. Class B(f)                                         34,752
  1,200  MarketAxess Holdings, Inc.(a)                                    15,396
  2,800  Marlin Business Services, Inc.(a)                                33,768
  2,087  Matria Healthcare, Inc.(a)                                       49,608
  5,000  Maxygen, Inc.(a)                                                 40,150

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
 11,277  McAfee, Inc.(a)                                            $    422,888
  4,100  Mechanical Technology, Inc.(a)                                    3,075
  1,800  Medical Staffing Network Holdings, Inc.(a)                       10,854
  6,300  Mentor Graphics Corp.(a)                                         67,914
  3,500  Merge Technologies, Inc.(a)                                       4,165
    925  Metro One Telecommunications, Inc.(a)                             1,554
    400  Michael Baker Corp.(a)                                           16,440
  1,090  MicroStrategy, Inc. Class A(a)                                  103,659
  7,600  Microvision, Inc.(a),(f)                                         29,640
  3,700  Millennium Cell, Inc.(a),(f)                                      1,114
  5,966  Mindspeed Technologies, Inc.(a)                                   7,279
  2,200  Moldflow Corp.(a)                                                35,442
  1,000  Monotype Imaging Holdings, Inc.(a)                               15,170
  3,200  Morningstar, Inc.(a)                                            248,800
  7,500  NAVTEQ Corp.(a)                                                 567,000
 12,674  NCR Corp.(a)                                                    318,117
  3,200  NIC, Inc.                                                        27,008
  2,800  NMS Communications Corp.(a)                                       4,536
  1,900  NMT Medical, Inc.(a)                                             10,678
  1,000  NVE Corp.(f)                                                     24,470
  5,800  National Instruments Corp.                                      193,314
    240  Natural Health Trends Corp.(a)                                      290
  2,400  Nautilus, Inc.(f)                                                11,640
    313  NaviSite, Inc.(a)                                                 1,568
  4,700  Navigant Consulting, Inc.(a)                                     64,249
  4,620  NetFlix, Inc.(a),(f)                                            122,984
     57  NetManage, Inc.(a)                                                  344
  1,600  NetScout Systems, Inc.(a)                                        20,432
     20  NetSol Technologies, Inc.(a)                                         48
  5,400  NeuStar, Inc. Class A(a)                                        154,872
    200  New Century Equity Holdings Corp.(a)                                 39
  5,300  New Frontier Media, Inc.                                         29,150
  4,100  NexCen Brands, Inc.(a)                                           19,844
  2,200  Nighthawk Radiology Holdings, Inc.(a),(f)                        46,310
  2,500  Nutri/System, Inc.(a),(f)                                        67,450
  1,800  ORBCOMM, Inc.(a)                                                 11,322
  3,200  Odyssey Marine Exploration, Inc.(a)                              19,808
  4,300  Omniture, Inc.(a)                                               143,147
  2,500  On Assignment, Inc.(a)                                           17,525
 16,300  On2 Technologies, Inc.(a),(f)                                    16,626
  1,900  Online Resources Corp.(a)                                        22,648
     60  Onvia, Inc.(a)                                                      513
 13,000  OpenTV Corp.(a)                                                  17,160
  6,061  Openwave Systems, Inc.                                           15,759
  1,200  Opnet Technologies, Inc.(a)                                      10,872
  3,400  Orbital Sciences Corp.(a)                                        83,368
  1,745  Orchid Cellmark, Inc.(a)                                          8,725
    800  Overland Storage, Inc.(a)                                         1,176
  2,800  PC Mall, Inc.(a)                                                 26,068
  1,200  PC-Tel, Inc.(a)                                                   8,232
    900  PDI, Inc.(a)                                                      8,433
  3,000  PHH Corp.(a)                                                     52,920
  4,591  PLATO Learning, Inc.(a)                                          18,226
    570  PRG-Schultz International, Inc.(a)                                4,885
    700  PROS Holdings, Inc.(a)                                           13,734
  2,900  Pacific Ethanol, Inc.(a),(f)                                     23,751
  2,000  Packeteer, Inc.(a)                                               12,320
  8,000  Parametric Technology Corp.(a)                                  142,800
    500  Pegasystems, Inc.                                                 5,965
  1,600  People Support, Inc.(a)                                          21,888
  3,400  Perficient, Inc.(a)                                              53,516
  7,500  Perot Systems Corp. Class A(a)                                  101,250
    120  Pfsweb, Inc.(a)                                                     150
  1,350  PharmaNet Development Group, Inc.(a)                             52,934
  3,500  Phase Forward, Inc.(a)                                           76,125
  3,800  Phoenix Technologies Ltd.(a)                                     48,944
  6,429  Polycom, Inc.(a)                                                178,598
  2,300  Pomeroy IT Solutions, Inc.(a)                                    15,939
     33  Poniard Pharmaceuticals, Inc.(a)                                    146
    930  Pre-Paid Legal Services, Inc.(a)                                 51,476
     10  Prescient Applied Intelligence, Inc.(a)                               1
  2,733  Priceline.com, Inc.(a)                                          313,912
  3,200  Primus Guaranty Ltd.(a),(f)                                      22,432
  1,600  The Princeton Review, Inc.(a)                                    13,328
  3,000  Progress Software Corp.(a)                                      101,040
  1,175  Protection One, Inc.(a)                                          13,971
  1,900  The Providence Service Corp.(a)                                  53,466

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  1,700  QAD, Inc.                                                  $     15,878
  2,900  Quality Systems, Inc.(f)                                         88,421
  7,300  Quest Software, Inc.(a)                                         134,612
  1,000  Quixote Corp.                                                    18,990
  5,122  R.H. Donnelley Corp.(a)                                         186,851
  6,375  RPC, Inc.(f)                                                     74,651
  1,700  Radiant Systems, Inc.(a)                                         29,291
  9,000  RealNetworks, Inc.(a)                                            54,810
 14,100  Red Hat, Inc.(a)                                                293,844
  1,700  Renaissance Learning, Inc.(f)                                    23,800
 13,300  Republic Services, Inc. Class A                                 416,955
  3,500  Resources Connection, Inc.                                       63,560
  2,000  RightNow Technologies, Inc.(a)                                   31,700
  5,100  Riverbed Technology, Inc.(a)                                    136,374
  1,600  Rural Cellular Corp. Class A(a)                                  70,544
  4,100  Rural/Metro Corp.(a)                                              8,774
  3,833  SAVVIS, Inc.(a)                                                 106,826
  2,415  The SCO Group, Inc.(a)                                              229
  4,900  SM&A(a)                                                          28,567
  1,400  SPAR Group, Inc.(a)                                                 938
  1,409  SPSS, Inc.(a)                                                    50,597
  3,200  SRA International, Inc. Class A(a)                               94,240
  2,400  SYKES Enterprises, Inc.(a)                                       43,200
    800  SYNNEX Corp.(a)                                                  15,680
  1,229  Saba Software, Inc.(a)                                            6,317
     30  Salon Media Group, Inc.(a)                                           48
  9,000  Sapient Corp.(a)                                                 79,290
    100  Scientific Learning Corp.(a)                                        536
  1,900  SeaChange International, Inc.(a)                                 13,737
  3,200  Secure Computing Corp.(a)                                        30,720
  5,700  Selectica, Inc.(a)                                               10,260
  2,200  Senomyx, Inc.(a)                                                 16,478
  4,966  Sequenom, Inc.(a)                                                47,425
106,425  Sirius Satellite Radio, Inc.(a),(f)                             322,468
  4,000  Sirona Dental Systems, Inc.(a),(f)                              133,920
  2,200  Smith Micro Software, Inc.(a)                                    18,634
  4,700  Solera Holdings, Inc.(a)                                        116,466
  6,500  Sonic Foundry, Inc.(a)                                            9,230
  3,700  SonicWALL, Inc.(a)                                               39,664
  1,800  Sourcefire, Inc.(a)                                              15,012
  3,600  Sourceforge, Inc.(a)                                              8,820
  2,300  Spartech Corp.                                                   32,430
  3,600  Spherion Corp.(a)                                                26,208
    200  Standard Parking Corp.(a)                                         9,698
  1,800  The Standard Register Co.                                        20,988
  2,400  Stanley, Inc.(a)                                                 76,848
    800  Startek, Inc.(a)                                                  7,448
  6,300  Stericycle, Inc.(a)                                             374,220
  2,440  Stratasys, Inc.(a)                                               63,050
  5,400  Strategic Diagnostics, Inc.(a)                                   29,052
  1,000  Strayer Education, Inc.                                         170,580
  1,500  SuccessFactors, Inc.(a)                                          17,730
  3,000  SupportSoft, Inc.(a)                                             13,350
  4,200  Switch and Data Facilities Co., Inc.(a)                          67,284
 20,300  Sycamore Networks, Inc.(a)                                       77,952
  2,400  Symyx Technologies Inc.(a)                                       18,432
  2,300  Synchronoss Technologies, Inc.(a)                                81,512
 10,105  Synopsys, Inc.(a)                                               262,023
  1,600  Synplicity, Inc.(a)                                               9,280
  3,000  Syntel, Inc.                                                    115,560
  1,300  Sypris Solutions, Inc.                                            7,930
 13,800  TIBCO Software, Inc.(a)                                         111,366
  1,700  TNS, Inc.                                                        30,175
    800  TRC Cos., Inc.(a)                                                 6,400
  2,600  Taleo Corp. Class A(a)                                           77,428
  2,100  TechTarget, Inc.(a)                                              31,038
  2,300  TechTeam Global, Inc.(a)                                         28,980
     15  Technology Solutions Co.(a)                                          42
    200  TeleCommunication Systems, Inc. Class A(a)                          722
  5,100  TeleTech Holdings, Inc.(a)                                      108,477
    200  Tenfold Corp.(a)                                                     30
  4,225  Tetra Tech, Inc.(a)                                              90,838
  5,350  Tetra Technologies, Inc.(a)                                      83,300
  1,500  TheStreet.com, Inc.                                              23,880
  2,000  Thomas Group, Inc.                                               14,860
  4,200  TradeStation Group, Inc.(a)                                      59,682
  3,300  The TriZetto Group, Inc.(a)                                      57,321
  3,400  Trident Microsystems, Inc.(a)                                    22,304
  3,200  TrueBlue, Inc.(a)                                                46,336
  8,777  Tumbleweed Communications Corp.(a)                               14,745
  5,694  URS Corp.(a)                                                    309,350

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  2,600  Ultimate Software Group, Inc.(a)                           $     81,822
 10,700  Unigene Laboratories, Inc.(a)                                    20,330
  4,853  United Online, Inc.                                              57,362
  1,700  Universal Electronics, Inc.(a)                                   56,848
  1,255  Universal Technical Institute, Inc.(a)                           21,335
  3,300  VASCO Data Security International, Inc.(a)                       92,136
 27,700  VMware, Inc.(a),(f)                                           2,354,223
    800  VSE Corp.                                                        39,072
  6,655  ValueClick, Inc.(a)                                             145,745
  3,300  Veraz Networks, Inc.(a)                                          15,906
  4,700  Verenium Corp.(a),(f)                                            23,453
  1,574  Verso Technologies, Inc.(a),(f)                                     458
      8  VerticalNet, Inc.(a)                                                 20
  1,450  Viad Corp.                                                       45,791
  6,030  Viewpoint Corp.(a)                                                6,693
  1,730  Vignette Corp.(a)                                                25,275
  3,000  Virtusa Corp.(a)                                                 51,990
  3,200  VistaPrint Ltd.(a)                                              137,120
  2,400  Visual Sciences, Inc.(a)                                         44,352
  2,500  Vital Images, Inc.(a)                                            45,175
  1,600  Volt Information Sciences, Inc.(a)                               29,216
  4,725  Waste Connections, Inc.(a)                                      146,003
    600  Waste Industries USA, Inc.                                       21,780
  3,040  Watson Wyatt Worldwide, Inc.                                    141,086
    666  Wave Systems Corp. Class A(a)                                       966
  4,700  WebMD Health Corp. Class A(a),(f)                               193,029
  2,800  Websense, Inc.(a)                                                47,544
  3,823  Website Pros, Inc.(a)                                            44,385
  5,750  Weight Watchers International, Inc.                             259,785
    500  Westaff, Inc.(a)                                                  2,000
  5,000  Wind River Systems, Inc.(a)                                      44,650
    200  WorldGate Communications, Inc.(a)                                    34
  4,500  Zix Corp.(a),(f)                                                 20,700
                                                                    ------------
                                                                      34,644,833
                                                                    ------------
  CHEMICALS - 2.8%
  1,300  AEP Industries, Inc.(a)                                          41,613
  1,600  AMCOL International Corp.                                        57,648
  1,425  Aceto Corp.                                                      11,400
  5,800  Airgas, Inc.                                                    302,238
  6,800  Albemarle Corp.                                                 280,500
  1,400  Anika Therapeutics, Inc.(a)                                      20,328
  1,200  Arch Chemicals, Inc.                                             44,100
  1,900  Bio-Rad Laboratories, Inc. Class A(a)                           196,878
  3,400  Brady Corp.                                                     119,306
  4,400  Cabot Corp.                                                     146,696
  2,900  Calgon Carbon Corp.(a),(f)                                       46,081
 11,000  Celanese Corp. Series A                                         465,520
 14,900  Chemtura Corp.                                                  116,220
  3,400  Cytec Industries, Inc.                                          209,372
  8,336  Entegris, Inc.(a)                                                71,940
  3,000  Ferro Corp.                                                      62,190
  1,700  GenTek Inc.(a)                                                   49,759
  2,500  Georgia Gulf Corp.                                               16,550
  3,700  H.B. Fuller Co.                                                  83,065
    300  Hawkins, Inc.                                                     4,500
 17,300  Huntsman Corp.                                                  444,610
  2,150  KMG Chemicals, Inc.                                              31,089
  1,500  Koppers Holdings, Inc.                                           64,860
  4,882  Kronos Worldwide, Inc.(f)                                        85,191
    600  LSB Industries, Inc.(a)                                          16,932
  3,800  Landec Corp.(a)                                                  50,920
  4,815  Lubrizol Corp.                                                  260,780
    450  Mace Security International, Inc.(a)                                905
  1,600  Matrixx Initiatives, Inc.(a)                                     22,256
 31,800  The Mosaic Co.(a)                                             3,000,012
 10,500  Nalco Holding Co.                                               253,890
    820  NewMarket Corp.                                                  45,666
  2,200  Nuco2, Inc.(a)                                                   54,780
  2,200  OM Group, Inc.(a)                                               126,588
  5,092  Olin Corp.                                                       98,428
  2,400  Omnova Solutions, Inc.(a)                                        10,584
  2,000  OxiGene, Inc.(a)                                                  4,980
    600  Penford Corp.                                                    15,354
  5,500  PolyOne Corp.(a)                                                 36,190
  4,400  Polypore International, Inc.(a)                                  77,000
    600  Quaker Chemical Corp.                                            13,182
  8,600  RPM International, Inc.                                         174,580
 22,400  Rentech, Inc.(a)                                                 40,544

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  1,900  Repligen Corp.(a)                                          $     12,445
  5,100  Rockwood Holdings, Inc.(a)                                      169,422
  1,600  Rogers Corp.(a)                                                  69,392
  6,450  Rollins, Inc.                                                   123,840
  2,800  SRS Labs Inc.(a)                                                 14,980
  2,400  Schawk, Inc.                                                     37,248
  3,500  Schulman A, Inc.                                                 75,425
  2,300  Sensient Technologies Corp.                                      65,044
    400  Stepan Co.                                                       13,012
  1,300  TOR Minerals International, Inc.(a)                               2,730
  1,400  Terra Nitrogen Co. LP(f)                                        209,342
  1,600  Tredegar Corp.                                                   25,728
  1,300  Trex Co., Inc.(a),(f)                                            11,063
  6,200  Tronox, Inc. Class A                                             55,180
  5,300  UAP Holding Corp.                                               204,580
  6,700  Valspar Corp.                                                   151,018
  4,900  W.R. Grace & Co.(a)                                             128,282
  2,100  WD-40 Co.                                                        79,737
  4,500  Westlake Chemical Corp.                                          85,455
  1,600  Zep, Inc.(a)                                                     22,192
  2,400  Zoltek Cos., Inc.(a)                                            102,888
                                                                    ------------
                                                                       8,934,228
                                                                    ------------
  CONSTRUCTION - 1.6%
  7,100  Aecom Technology Corp.(a)                                       202,847
  1,000  American Woodmark Corp.                                          18,180
    600  Ameron International Corp.                                       55,290
  2,100  Apogee Enterprises, Inc.                                         35,931
  3,900  Armstrong World Industries, Inc.(a)                             156,429
  4,400  Beacon Roofing Supply, Inc.(a)                                   37,048
  2,864  Beazer Homes USA, Inc.(f)                                        21,279
  2,000  BlueLinx Holdings, Inc.(f)                                        7,860
  1,876  Brookfield Homes Corp.(f)                                        29,641
  2,600  Bucyrus International, Inc.                                     258,414
  1,900  Builders FirstSource, Inc.(a),(f)                                13,718
  2,180  Building Material Holding Corp.(f)                               12,055
    510  Cavco Industries, Inc.(a)                                        17,258
  1,975  Ceradyne, Inc.(a)                                                92,687
  3,800  Comstock Homebuilding Cos., Inc. Class A(a),(f)                   2,508
    500  Dominion Homes, Inc.(a),(f)                                         185
  2,133  Dycom Industries, Inc.(a)                                        56,844
  4,000  EMCOR Group, Inc.(a)                                             94,520
  3,220  Eagle Materials, Inc.                                           114,246
  2,950  Granite Construction, Inc.                                      106,731
  6,000  Great Lakes Dredge & Dock Corp.                                  52,320
    600  Hill International, Inc.(a)                                       8,502
    400  Home Solutions of America, Inc.(a),(f)                              400
  4,500  Hovnanian Enterprises, Inc. Class A(a),(f)                       32,265
  1,400  Huttig Building Products, Inc.(a)                                 4,886
  2,000  Insituform Technologies, Inc. Class A(a)                         29,600
  1,800  Interline Brands, Inc.(a)                                        39,438
 11,900  KBR, Inc.(a)                                                    461,720
    300  L.S. Starrett Co. Class A                                         5,073
  2,950  LSI Industries, Inc.                                             53,690
  1,380  Levitt Corp. Class A                                              3,036
  2,700  M/I Homes, Inc.(f)                                               28,350
  3,316  MDC Holdings, Inc.                                              123,123
  3,000  Martin Marietta Materials, Inc.                                 397,800
  3,700  Mastec, Inc.(a)                                                  37,629
  1,900  Meritage Homes Corp.(a),(f)                                      27,683
  2,300  NCI Building Systems, Inc.(a)                                    66,217
    319  NVR, Inc.(a)                                                    167,156
  9,500  Owens Corning, Inc.(a)                                          192,090
    500  PGT, Inc.(a)                                                      2,380
  3,700  Palm Harbor Homes, Inc.(a),(f)                                   39,035
    100  Patriot Transportation Holding, Inc.(a)                           9,223
    500  Performance Technologies, Inc.(a)                                 2,750
  1,900  Perini Corp.(a)                                                  78,698
 12,035  Quanta Services, Inc.(a)                                        315,798
  5,200  Quest Resource Corp.(a)                                          37,284
  3,000  Ryland Group, Inc.                                               82,650
  7,700  SBA Communications Corp. Class A(a)                             260,568
  2,800  Simpson Manufacturing Co., Inc.                                  74,452
    600  Skyline Corp.                                                    17,610
  5,400  Standard-Pacific Corp.(f)                                        18,090
  2,000  Texas Industries, Inc.                                          140,200

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
 10,900  Toll Brothers, Inc.(a)                                     $    218,654
  5,600  U.S. Concrete, Inc.(a)                                           18,648
    500  UMH Properties, Inc.                                              5,900
  7,100  USG Corp.(a),(f)                                                254,109
  3,100  WCI Communities, Inc.(a),(f)                                     11,718
  3,200  WESCO International, Inc.(a)                                    126,848
  3,800  Walter Industries, Inc.                                         136,534
  5,300  Westell Technologies, Inc. Class A(a)                             7,657
                                                                    ------------
                                                                       4,923,455
                                                                    ------------
  CONSUMER DURABLES - 0.8%
  1,700  American Technology Corp.(a),(f)                                  3,621
  6,340  Avis Budget Group, Inc.(a)                                       82,420
    800  Bassett Furniture Industries, Inc.                                7,472
  4,400  Champion Enterprises, Inc.(a)                                    41,448
  2,900  Compx International, Inc.                                        42,398
    800  Conn's, Inc.(a),(f)                                              13,688
  1,000  Design Within Reach, Inc.(a)                                      3,700
  1,700  Emerson Radio Corp.(a)                                            2,210
  3,300  Ethan Allen Interiors, Inc.                                      94,050
    200  Flexsteel Industries, Inc.                                        2,400
  5,700  Furniture Brands International, Inc.                             57,342
 36,401  Gemstar-TV Guide International, Inc.(a)                         173,269
  3,000  Genlyte Group, Inc.(a)                                          285,600
  2,220  Griffon Corp.(a)                                                 27,639
  1,600  Haverty Furniture Cos., Inc.                                     14,384
  2,800  Helen of Troy Ltd.(a)                                            47,992
 23,300  Hertz Global Holdings, Inc.(a)                                  370,237
  1,700  Hooker Furniture Corp.                                           34,170
  4,400  Interface, Inc. Class A                                          71,808
  2,800  Kimball International, Inc. Class B                              38,360
    200  Koss Corp.                                                        3,580
  3,100  La-Z-Boy, Inc.(f)                                                24,583
  2,900  Lifetime Brands, Inc.(f)                                         37,642
    500  Mac-Gray Corp.(a)                                                 5,630
  4,864  Mohawk Industries, Inc.(a)                                      361,882
    400  National Presto Industries, Inc.                                 21,064
  7,500  RSC Holdings, Inc.(a)                                            94,125
  4,505  Restoration Hardware, Inc.(a)                                    29,598
  1,700  Rockford Corp.(a),(f)                                             3,077
  6,100  Sealy Corp.(f)                                                   68,259
  5,850  Select Comfort Corp.(a),(f)                                      41,009
  2,800  Stanley Furniture Co., Inc.                                      33,600
  1,600  Sturm Ruger & Co., Inc.(a)                                       13,248
  5,400  Tempur-Pedic International, Inc.(f)                             140,238
  2,890  Toro Co.                                                        157,332
  6,600  United Rentals, Inc.(a)                                         121,176
    642  Virco Manufacturing Corp.                                         4,622
                                                                    ------------
                                                                       2,574,873
                                                                    ------------
  CONTAINERS - 0.6%
 11,600  Crown Holdings, Inc.(a)                                         297,540
 14,700  Graphic Packaging Corp.(a)                                       54,243
  3,300  Greif, Inc.                                                     215,721
  4,000  Mobile Mini, Inc.(a)                                             74,160
 11,400  Owens-Illinois, Inc.(a)                                         564,300
  2,700  Silgan Holdings, Inc.                                           140,238
  7,000  Sonoco Products Co.                                             228,760
  8,500  Temple-Inland, Inc.                                             177,225
  5,000  Textainer Group Holdings Ltd.                                    72,650
  4,600  Trimas Corp.(a)                                                  48,714
                                                                    ------------
                                                                       1,873,551
                                                                    ------------
  DOMESTIC OIL - 4.2%
  8,900  Abraxas Petroleum Corp.(a)                                       34,354
  3,200  Alon USA Energy, Inc.                                            86,976
  8,000  American Oil & Gas, Inc.(a)                                      46,400
  2,500  Arena Resources, Inc.(a)                                        104,275
  1,933  Atlas America, Inc.                                             114,395
  4,000  Atlas Energy Resources LLC(f)                                   124,360
  2,700  Atlas Pipeline Holdings LP                                       73,575
  3,000  BPZ Resources, Inc.(a)                                           33,540
  1,800  Basic Energy Services, Inc.(a)                                   39,510
  3,100  Bill Barrett Corp.(a)                                           129,797
  3,600  Bois d'Arc Energy, Inc.(a)                                       71,460
    400  Bolt Technology Corp.(a)                                         15,192
  4,400  BreitBurn Energy Partners LP                                    127,160
 11,000  CNX Gas Corp.(a)                                                351,450
  1,000  Callon Petroleum Co.(a)                                          16,450

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  2,000  Carrizo Oil & Gas, Inc.(a)                                 $    109,500
  1,600  Clayton Williams Energy, Inc.(a)                                 49,856
  3,200  Clean Energy Fuels Corp.(a)                                      48,448
  2,600  Comstock Resources, Inc.(a)                                      88,400
  5,500  Concho Resources, Inc.(a)                                       113,355
 12,200  Continental Resources, Inc.(a)                                  318,786
  3,200  Crosstex Energy LP(f)                                            99,264
  4,735  Delta Petroleum Corp.(a)                                         89,255
 10,100  Diamond Offshore Drilling, Inc.                               1,434,200
  1,300  Dorchester Minerals LP                                           26,169
  6,200  Dresser-Rand Group, Inc.(a)                                     242,110
    100  EV Energy Partner LP                                              3,250
  6,200  EXCO Resources, Inc.(a)                                          95,976
  2,200  Edge Petroleum Corp.(a)                                          13,046
  1,462  Enbridge Energy Management LLC(a)                                76,512
  6,600  Enbridge Energy Partners LP                                     333,564
  3,800  Encore Acquisition Co.(a)                                       126,806
  3,300  Encore Energy Partners LP(f)                                     59,400
 12,100  Endeavour International Corp.(a)                                 16,214
  2,326  Energy Partners Ltd.(a)                                          27,470
 16,200  Energy Transfer Equity LP                                       570,726
  5,900  FX Energy, Inc.(a)                                               33,512
  7,500  Frontier Oil Corp.                                              304,350
  1,300  GMX Resources Inc.(a),(f)                                        41,964
  5,100  Gasco Energy, Inc.(a)                                            10,098
  1,500  Geokinetics, Inc.(a)                                             29,175
  8,530  Global Industries Ltd.(a)                                       182,713
  2,130  Gulf Island Fabrication, Inc.                                    67,542
  1,600  Gulfmark Offshore, Inc.(a)                                       74,864
  3,700  Harvest Natural Resources, Inc.(a)                               46,250
  6,684  Helix Energy Solutions Group, Inc.(a)                           277,386
  6,400  Hercules Offshore, Inc.(a)                                      152,192
  1,800  Hiland Holdings GP LP                                            48,582
    100  Hiland Partners LP                                                5,055
  4,000  Holly Corp.                                                     203,560
  1,200  Inergy Holdings LP                                               51,876
  8,500  Key Energy Services, Inc.(a)                                    122,315
    700  Legacy Reserves LP                                               14,427
  8,000  Linn Energy LLC(f)                                              200,240
  4,800  Magellan Midstream Partners LP                                  208,128
  5,499  Mariner Energy, Inc.(a)                                         125,817
  2,000  MarkWest Energy Partners LP(f)                                   67,560
  1,900  Matrix Service Co.(a)                                            41,458
  3,700  McMoRan Exploration Co.(a)                                       48,433
  5,100  Meridian Resource Corp.(a)                                        9,231
  9,098  Newfield Exploration Co.(a)                                     479,465
  3,600  Nustar Energy LP                                                191,880
    800  OYO Geospace Corp.(a)                                            60,288
 11,010  Patterson-UTI Energy, Inc.                                      214,915
 12,201  PetroHawk Energy Corp.(a)                                       211,199
  3,600  Petroquest Energy, Inc.(a)                                       51,480
  8,475  Pioneer Natural Resources Co.                                   413,919
  7,919  Plains Exploration & Production Co.(a)                          427,626
 11,700  Pride International, Inc.(a)                                    396,630
  5,580  Quicksilver Resources, Inc.(a)                                  332,512
  9,600  Ram Energy Resources, Inc.(a)                                    48,192
  5,300  Rosetta Resources, Inc.(a)                                      105,099
  4,600  St. Mary Land & Exploration Co.                                 177,606
  1,979  Stone Energy Corp.(a)                                            92,835
  2,400  Suburban Propane Partners LP                                     97,392
  1,700  Sunoco Logistics Partners LP(f)                                  85,357
  5,726  Superior Energy Services, Inc.(a)                               197,089
  3,600  Superior Offshore International, Inc.(a)                         18,072
  3,100  Superior Well Services, Inc.(a)                                  65,782
  9,000  Syntroleum Corp.(a),(f)                                           7,560
  6,500  TEPPCO Partners LP                                              249,145
  5,300  Teekay Corp.                                                    282,013
  1,400  Teekay Offshore Partners LP                                      35,406
  2,100  Transmontaigne Partners LP                                       59,619
  4,500  Tri-Valley Corp.(a),(f)                                          33,300
 11,100  Ultra Petroleum Corp.(a)                                        793,650
  1,300  Union Drilling, Inc.(a)                                          20,501
  4,400  Vaalco Energy, Inc.(a)                                           20,460
  5,200  W&T Offshore, Inc.                                              155,792
  4,200  Warren Resources, Inc.(a)                                        59,346
  5,000  Western Refining, Inc.                                          121,050
  2,800  Whiting Petroleum Corp.(a)                                      161,448
                                                                    ------------
                                                                      13,344,557
                                                                    ------------

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  DRUGS & MEDICINE - 9.9%
  2,200  ABX Holdings, Inc.(a)                                      $      9,196
  1,200  AMAG Pharmaceuticals, Inc.(a)                                    72,156
  3,500  AMERIGROUP Corp.(a)                                             127,575
 11,652  APP Pharmaceuticals, Inc.(a)                                    119,666
  3,800  ARYx Therapeutics, Inc.(a)                                       29,450
    900  ATS Medical, Inc.(a)                                              1,989
  7,050  AVANIR Pharmaceuticals Class A(a)                                 8,883
  3,100  AVI BioPharma, Inc.(a),(f)                                        4,371
  1,500  Abaxis, Inc.(a)                                                  53,790
  1,100  Abiomed, Inc.(a)                                                 17,094
  2,913  The Abraxis Bioscience, Inc.(a)                                 200,327
  4,200  Acadia Pharmaceuticals, Inc.(a)                                  46,494
  1,600  Accelrys, Inc.(a)                                                12,048
  5,200  Accuray, Inc.(a)                                                 79,144
  2,500  Acorda Therapeutics, Inc.(a)                                     54,900
  3,100  Adams Respiratory Therapeutics, Inc.(a)                         185,194
  3,400  Adolor Corp.(a)                                                  15,640
  4,235  Advanced Medical Optics, Inc.(a)                                103,884
    500  Affymax, Inc.(a)                                                 11,180
  1,100  Air Methods Corp.(a)                                             54,637
  2,000  Albany Molecular Research, Inc.(a)                               28,760
  2,700  Alexion Pharmaceuticals, Inc.(a)                                202,581
  3,600  Alexza Pharmaceuticals, Inc.(a)                                  29,124
  4,900  Align Technology, Inc.(a)                                        81,732
  7,300  Alkermes, Inc.(a)                                               113,807
      2  Allegro Biodiesel Corp.(a)                                            -
  3,300  Alliance Imaging, Inc.(a)                                        31,746
  6,800  Allos Therapeutics, Inc.(a)                                      42,772
  4,045  Allscripts Healthcare Solutions, Inc.(a)                         78,554
  4,500  Alpharma, Inc. Class A(a)                                        90,675
    500  Altus Pharmaceuticals, Inc.(a)                                    2,590
  1,867  Amedisys, Inc.(a)                                                90,587
    800  America Service Group, Inc.(a)                                    5,864
  1,000  American Dental Partners, Inc.(a)                                10,030
  5,200  American Medical Systems Holdings, Inc.(a)                       75,192
  3,200  Amicus Therapeutics, Inc.(a)                                     34,400
  2,200  Amsurg Corp.(a)                                                  59,532
  9,800  Amylin Pharmaceuticals, Inc.(a)                                 362,600
  1,700  Anadys Pharmaceuticals, Inc.(a)                                   2,737
    400  Anesiva, Inc.(a)                                                  2,000
  2,890  AngioDynamics, Inc.(a)                                           55,026
  3,100  Animal Health International, Inc.(a)                             38,130
 10,600  Antigenics, Inc.(a),(f)                                          21,624
  4,300  Applera Corp. - Celera Genomics Group(a)                         68,241
  3,100  Apria Healthcare Group, Inc.(a)                                  66,867
  1,900  Arcadia Resources, Inc.(a)                                        1,938
  4,240  Arena Pharmaceuticals, Inc.(a)                                   33,199
  9,800  Ariad Pharmaceuticals, Inc.(a)                                   41,650
  2,430  Arqule, Inc.(a)                                                  14,094
  4,300  Array Biopharma, Inc.(a)                                         36,206
  2,000  ArthroCare Corp.(a),(f)                                          96,100
  1,100  Aspect Medical Systems, Inc.(a)                                  15,400
    700  AspenBio Pharma, Inc.(a)                                          5,915
  4,800  Assisted Living Concepts, Inc.(a)                                36,000
  8,400  Atherogenics, Inc.(a),(f)                                         3,192
  2,900  Auxilium Pharmaceuticals, Inc.(a)                                86,971
  4,400  Avant Immunotherapeutics, Inc.(a)                                 2,156
  1,000  Avigen, Inc.(a)                                                   4,250
  1,700  Barrier Therapeutics, Inc.(a)                                     6,698
  4,400  Beckman Coulter, Inc.                                           320,320
    900  Bentley Pharmaceuticals, Inc.(a)                                 13,581
  1,900  Bio-Reference Labs, Inc.(a)                                      62,092
  1,700  BioCryst Pharmaceuticals, Inc.(a)                                10,506
    400  BioForm Medical, Inc.(a)                                          2,732
  6,900  BioMarin Pharmaceuticals, Inc.(a)                               244,260
    400  BioMimetic Therapeutics, Inc.(a)                                  6,948
    900  BioSphere Medical, Inc.(a)                                        4,617
    500  Biodel, Inc.(a)                                                  11,615
  2,400  Biolase Technology, Inc.(a)                                       5,664
  3,363  Biopure Corp. Class A(a),(f)                                      2,152
  2,596  Bioscript, Inc.(a)                                               20,067
    900  Bradley Pharmaceuticals, Inc.(a)                                 17,730
  2,050  CONMED Corp.(a)                                                  47,376
  4,300  CV Therapeutics, Inc.(a)                                         38,915
    900  Cadence Pharmaceuticals, Inc.(a)                                 13,374
 16,300  Calypte Biomedical Corp.(a)                                       1,711
  2,100  Cambrex Corp.                                                    17,598

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
    800  Caraco Pharmaceutical Laboratories Ltd.(a)                 $     13,720
  3,210  Cardiac Science Corp.(a)                                         25,969
  2,900  Cardica, Inc.(a)                                                 29,522
  2,900  CardioDynamics International Corp.(a)                             1,163
  1,476  Cardiotech International, Inc.(a)                                 1,004
  3,950  Cell Therapeutics, Inc.(a),(f)                                    7,426
  3,100  Centene Corp.(a)                                                 85,064
  4,700  Cephalon, Inc.(a)                                               337,272
  1,400  Cerus Corp.(a)                                                    9,114
  4,792  Charles River Laboratories International, Inc.(a)               315,314
 11,200  Clarient, Inc.(a)                                                22,176
    687  Clinical Data, Inc.                                              15,286
  3,400  Collagenex Pharmaceuticals, Inc.(a)                              32,470
  7,400  Columbia Laboratories, Inc.(a)                                   16,798
  6,500  Community Health Systems, Inc.(a)                               239,590
  3,400  Conceptus, Inc.(a)                                               65,416
  3,143  The Cooper Cos., Inc.                                           119,434
  1,500  Corvel Corp.(a)                                                  34,530
  2,400  Cougar Biotechnology, Inc.(a)                                    78,480
  4,500  Covance, Inc.(a)                                                389,790
  2,000  CryoLife, Inc.(a)                                                15,900
  4,000  Cubist Pharmaceuticals, Inc.(a)                                  82,040
  3,300  Curis, Inc.(a)                                                    3,234
    900  Cutera, Inc.(a)                                                  14,130
  1,500  Cyberonics, Inc.(a),(f)                                          19,740
    900  Cynosure, Inc. Class A(a)                                        23,814
  4,300  Cypress Bioscience, Inc.(a)                                      47,472
 10,200  CytRx Corp.(a),(f)                                               28,866
    930  Cytogen Corp.(a)                                                    484
  1,700  Cytokinetics, Inc.(a)                                             8,041
  7,800  DaVita, Inc.(a)                                                 439,530
  1,400  Datascope Corp.                                                  50,960
    900  Daxor Corp.                                                      13,167
  9,030  Dendreon Corp.(a),(f)                                            56,167
 10,800  Dentsply International, Inc.                                    486,216
  8,100  Depomed, Inc.(a),(f)                                             26,406
  4,400  DexCom, Inc.(a)                                                  38,852
  1,300  Dialysis Corp. of America(a)                                     11,050
 10,100  Discovery Laboratories, Inc.(a)                                  21,715
  7,800  Durect Corp.(a)                                                  50,154
  1,300  Dusa Pharmaceuticals, Inc.(a),(f)                                 2,691
      4  Dynacq Healthcare, Inc.(a)                                           15
  4,700  Dynavax Technologies Corp.(a)                                    23,876
  2,100  E-Z-EM, Inc.(a)                                                  43,533
  7,566  EPIX Pharmaceuticals, Inc.(a)                                    29,810
  4,100  Edwards Lifesciences Corp.(a)                                   188,559
    700  Emergency Medical Services Corp.(a)                              20,496
    600  Emergent Biosolutions, Inc.(a)                                    3,036
  2,100  Emeritus Corp.(a)                                                52,815
  4,800  Emisphere Technologies, Inc.(a)                                  13,104
  9,400  Endo Pharmaceuticals Holdings, Inc.(a)                          250,698
  6,200  Endologix, Inc.(a)                                               17,360
  4,300  Entremed, Inc.(a)                                                 5,160
  1,373  Enzo Biochem, Inc.(a)                                            17,492
  4,700  Enzon Pharmaceuticals, Inc.(a)                                   44,791
    673  EpiCept Corp.(a)                                                    868
    725  Escalon Medical Corp.(a)                                          2,581
  7,183  ev3, Inc.(a)                                                     91,296
  1,600  Exact Sciences Corp.(a)                                           5,152
    700  Exactech, Inc.(a)                                                14,525
  3,000  FGX International Holdings Ltd.(a)                               35,550
    692  Fonar Corp.(a)                                                    3,598
  3,600  GTx, Inc.(a),(f)                                                 51,660
  3,800  Gen-Probe, Inc.(a)                                              239,134
    900  GenVec, Inc.(a)                                                   1,323
    566  Genaera Corp.(a)                                                  1,138
  1,900  Gene Logic, Inc.(a)                                               1,558
  1,060  Genelabs Technologies, Inc.(a)                                    1,293
 76,140  Genentech, Inc.(a)                                            5,106,710
  2,100  Genitope Corp.(a),(f)                                             1,554
  2,700  Genomic Health, Inc.(a)                                          61,128
    500  Genoptix, Inc.(a)                                                15,350
  1,300  Genta, Inc.(a)                                                      663
  3,800  Geron Corp.(a),(f)                                               21,584
  1,200  Greatbatch, Inc.(a)                                              23,988
  1,800  HMS Holdings Corp.(a)                                            59,778
  1,800  Haemonetics Corp.(a)                                            113,436

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  7,300  Halozyme Therapeutics, Inc.(a)                              $    51,903
  1,800  Hansen Medical, Inc.(a),(f)                                      53,892
  5,400  Health Grades Inc.(a)                                            32,130
 17,180  Health Management Associates, Inc. Class A                      102,736
  7,780  Health Net, Inc.(a)                                             375,774
  4,000  HealthExtras, Inc.(a)                                           104,320
  5,400  HealthSouth Corp.(a)                                            113,400
  4,300  HealthSpring, Inc.(a)                                            81,915
  1,900  HealthTronics, Inc.(a)                                            8,721
  3,077  Healthcare Services Group, Inc.                                  65,171
  2,600  Healthways, Inc.(a)                                             151,944
  1,300  Hemispherx Biopharma, Inc.(a)                                     1,027
  6,300  Henry Schein, Inc.(a)                                           386,820
  5,000  Herbalife Ltd.                                                  201,400
    775  Hi-Tech Pharmacal Co., Inc.(a)                                    7,525
  4,345  Hillenbrand Industries, Inc.                                    242,147
  2,300  Hollis-Eden Pharmaceuticals, Inc.(a)                              3,611
  8,768  Hologic, Inc.(a)                                                601,835
  4,600  Hooper Holmes, Inc.(a)                                            7,912
  9,700  Human Genome Sciences, Inc.(a)                                  101,268
  2,900  Hydron Technologies, Inc.(a)                                        209
  2,700  I-Flow Corp.(a),(f)                                              42,606
  1,600  ICU Medical, Inc.(a)                                             57,616
  2,100  II-VI, Inc.(a)                                                   64,155
  4,500  Idexx Laboratories, Inc.(a)                                     263,835
  6,321  ImClone Systems, Inc.(a)                                        271,803
  5,037  Immucor, Inc.(a)                                                171,208
  4,000  Immunicon Corp.(a),(f)                                            3,320
  2,900  ImmunoGen, Inc.(a)                                               12,035
  8,300  Immunomedics, Inc.(a)                                            19,256
  6,000  Incyte Corp.(a)                                                  60,300
  9,200  Indevus Pharmaceuticals, Inc.(a)                                 63,940
  4,200  Insmed, Inc.(a)                                                   3,465
  6,400  Inspire Pharmaceuticals, Inc.(a)                                 38,272
  1,000  Insulet Corp.(a)                                                 23,480
  1,900  Integra LifeSciences Holdings Corp.(a)                           79,667
  4,500  InterMune, Inc.(a)                                               59,985
  2,600  Introgen Therapeutics, Inc.(a),(f)                                7,618
  2,750  Intuitive Surgical, Inc.(a)                                     892,375
  1,900  Invacare Corp.                                                   47,880
  5,275  Inverness Medical Innovations, Inc.(a)                          296,350
  6,300  Isis Pharmaceuticals, Inc.(a),(f)                                99,225
  6,200  Ista Pharmaceuticals, Inc.(a),(f)                                30,380
    700  Javelin Pharmaceuticals, Inc.(a)                                  2,618
    500  Jazz Pharmaceuticals, Inc.(a)                                     7,350
  2,900  K-V Pharmaceutical Co. Class A(a)                                82,766
  1,000  Kendle International, Inc.(a)                                    48,920
  1,900  Kensey Nash Corp.(a)                                             56,848
  2,690  Kindred Healthcare, Inc.(a)                                      67,196
  5,115  Kinetic Concepts, Inc.(a)                                       273,959
  1,700  Kosan Biosciences, Inc.(a)                                        6,120
  2,250  LCA-Vision, Inc.(f)                                              44,932
  2,500  LHC Group, Inc.(a)                                               62,450
  5,540  La Jolla Pharmaceutical Co.(a)                                   21,717
  1,210  Lakeland Industries, Inc.(a)                                     13,879
    400  Landauer, Inc.                                                   20,740
    300  Langer, Inc.(a)                                                     771
    800  Lectec Corp.(a)                                                   1,200
  2,800  Lexicon Genetics, Inc.(a)                                         8,484
  2,400  LifeCell Corp.(a)                                               103,464
  4,045  LifePoint Hospitals, Inc.(a)                                    120,298
    700  Lifecore Biomedical, Inc.(a)                                     10,115
  8,200  Ligand Pharmaceuticals, Inc. Class B                             39,606
  5,700  Lincare Holdings, Inc.(a)                                       200,412
    200  MAP Pharmaceuticals, Inc.(a)                                      3,502
  1,800  MEDTOX Scientific, Inc.(a)                                       32,526
  6,440  MGI Pharma, Inc.(a)                                             261,013
  2,779  Magellan Health Services, Inc.(a)                               129,585
  7,600  MannKind Corp.(a),(f)                                            60,496
  3,100  Mannatech, Inc.(f)                                               19,592
  2,200  Martek Biosciences Corp.(a),(f)                                  65,076
  3,900  Masimo Corp.(a)                                                 153,855
  3,100  MedAssets, Inc.(a)                                               74,214
  1,500  MedCath Corp.(a)                                                 36,840
  9,100  Medarex, Inc.(a)                                                 94,822
    900  Medical Action Industries, Inc.(a)                               18,765
  5,170  Medicines Co.(a)                                                 99,057

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,900  Medicis Pharmaceutical Corp. Class A                       $    101,283
  2,100  Medifast, Inc.(a),(f)                                            10,185
  2,030  Medis Technologies Ltd.(a),(f)                                   31,323
  3,200  Medivation, Inc.                                                 46,080
    100  Memory Pharmaceuticals Corp.(a)                                      57
  2,400  Mentor Corp.(f)                                                  93,840
  2,125  Meridian Bioscience, Inc.                                        63,920
  1,568  Merit Medical Systems, Inc.(a)                                   21,795
  2,600  Metabolix, Inc.(a)                                               61,880
    300  Metropolitan Health Networks, Inc.(a)                               717
    533  Micromet, Inc.(a)                                                 1,098
  2,200  Micrus Endovascular Corp.(a)                                     43,296
  1,400  MiddleBrook Pharmaceuticals, Inc.(a)                              1,680
 22,638  Millennium Pharmaceuticals, Inc.(a)                             339,117
  2,100  Mine Safety Appliances Co.                                      108,927
    400  Molecular Insight Pharmaceuticals, Inc.(a)                        3,624
  2,000  Molina Healthcare, Inc.(a)                                       77,400
  1,900  Momenta Pharmaceuticals, Inc.(a)                                 13,566
 13,060  Monogram Biosciences, Inc.(a)                                    18,937
  3,200  Myriad Genetics, Inc.(a)                                        148,544
  4,800  NBTY, Inc.(a)                                                   131,520
  3,440  NPS Pharmaceuticals, Inc.(a)                                     13,175
  3,500  Nabi Biopharmaceuticals(a)                                       12,635
    150  National Dentex Corp.(a)                                          2,418
    400  National Healthcare Corp.                                        20,680
  2,400  Natus Medical, Inc.(a)                                           46,440
  9,400  Nektar Therapeutics(a)                                           63,074
  4,486  Neopharm, Inc.(a)                                                 2,602
  1,900  Neose Technologies, Inc.(a)                                       2,033
  5,945  Neurocrine Biosciences, Inc.(a)                                  26,990
  2,600  Neurogen Corp.(a)                                                 8,970
  1,700  Neurometrix, Inc.(a),(f)                                         15,640
  3,000  Northfield Laboratories, Inc.(a),(f)                              3,090
 15,100  Nova Biosource Fuels, Inc.(a)                                    43,790
  4,000  Novacea, Inc.(a)                                                 11,920
  3,500  Novavax, Inc.(a)                                                 11,655
  3,500  Noven Pharmaceuticals, Inc.(a)                                   48,580
  2,500  NuVasive, Inc.(a)                                                98,800
  1,400  Nutraceutical International Corp.(a)                             18,550
 10,221  Nuvelo, Inc.(a),(f)                                              18,704
  3,700  NxStage Medical, Inc.(a)                                         56,129
  4,167  OSI Pharmaceuticals, Inc.(a)                                    202,141
  2,800  Obagi Medical Products, Inc.(a)                                  51,212
  3,850  Odyssey HealthCare, Inc.(a)                                      42,581
  7,900  Omnicare, Inc.                                                  180,199
  1,600  Omrix Biopharmaceuticals, Inc.(a)                                55,584
  3,900  Onyx Pharmaceuticals, Inc.(a)                                   216,918
  8,100  Opko Health, Inc.(a),(f)                                         23,085
  4,775  OraSure Technologies, Inc.(a)                                    42,450
    900  Orexigen Therapeutics, Inc.(a)                                   12,825
  1,200  Orthofix International NV(a)                                     69,564
  4,100  Orthologic Corp.(a)                                               5,535
  5,920  Orthovita, Inc.(a)                                               20,661
    550  Oscient Pharmaceuticals Corp.(a)                                    743
  1,300  Osiris Therapeutics, Inc.(a),(f)                                 15,626
  3,300  Osteotech, Inc.(a)                                               25,806
  2,400  Owens & Minor, Inc.                                             101,832
  8,300  PDL BioPharma, Inc.(a)                                          145,416
  4,700  PSS World Medical, Inc.(a)                                       91,979
  4,500  Pain Therapeutics, Inc.(a)                                       47,700
 11,006  Panacos Pharmaceuticals, Inc.(a)                                  8,695
  2,400  Par Pharmaceutical Cos., Inc.(a)                                 57,600
  2,000  Parexel International Corp.(a)                                   96,600
  3,500  Pediatrix Medical Group, Inc.(a)                                238,525
  4,600  Penwest Pharmaceuticals Co.(a)                                   26,910
 20,800  Peregrine Pharmaceuticals, Inc.(a),(f)                            7,904
  6,600  Perrigo Co.                                                     231,066
  3,700  PetMed Express, Inc.(a)                                          44,770
  4,123  PharMerica Corp.(a)                                              57,227
  8,400  Pharmaceutical Product Development, Inc.                        339,108
    700  Pharmacopeia Drug Discovery, Inc.(a)                              3,339
  2,290  Pharmacyclics, Inc.(a)                                            3,321
    200  Pharmasset, Inc.(a)                                               2,700
  3,000  Pharmion Corp.(a)                                               188,580

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  1,140  Pharmos Corp.(a)                                           $        371
  3,600  Pozen, Inc.(a),(f)                                               43,200
  2,500  Prestige Brands Holdings, Inc.(a)                                18,700
  2,400  Progenics Pharmaceuticals, Inc.(a)                               43,368
    800  ProxyMed, Inc.(a)                                                 2,136
    125  Psychemedics Corp.                                                2,006
  3,832  Psychiatric Solutions, Inc.(a)                                  124,540
  2,700  QMed, Inc.(a)                                                       380
  8,400  Questcor Pharmaceuticals, Inc.(a)                                48,468
  1,900  Quidel Corp.(a)                                                  36,993
    700  RadNet, Inc.(a)                                                   7,105
  2,500  Radiation Therapy Services, Inc.(a)                              77,275
  1,600  Regeneration Technologies, Inc.(a)                               13,888
  4,800  Regeneron Pharmaceuticals, Inc.(a)                              115,920
  2,400  RehabCare Group, Inc.(a)                                         54,144
  1,600  Reliv International, Inc.                                        13,104
  1,800  Renovis, Inc.(a)                                                  5,454
  1,200  Res-Care, Inc.(a)                                                30,192
  5,300  ResMed, Inc.(a)                                                 278,409
  5,500  Respironics, Inc.(a)                                            360,140
  1,300  Retractable Technologies, Inc.(a)                                 1,950
  1,665  Rigel Pharmaceuticals, Inc.(a)                                   42,274
  2,200  Rochester Medical Corp.(a)                                       24,508
  3,403  Salix Pharmaceuticals Ltd.(a),(f)                                26,816
  4,200  Sangamo Biosciences, Inc.(a),(f)                                 54,978
  2,700  Santarus, Inc.(a)                                                 7,425
  3,784  Savient Pharmaceuticals, Inc.(a)                                 86,918
  5,700  Sciclone Pharmaceuticals, Inc.(a)                                11,742
  2,550  Sciele Pharma, Inc.(a),(f)                                       52,148
  6,800  Seattle Genetics, Inc.(a)                                        77,520
  7,755  Sepracor, Inc.(a)                                               203,569
  4,900  Sierra Health Services, Inc.(a)                                 205,604
  1,200  Sirtris Pharmaceuticals, Inc.(a)                                 16,428
  2,700  Skilled Healthcare Group, Inc. Class A(a)                        39,501
  3,000  Somaxon Pharmaceuticals, Inc.(a)                                 15,630
  3,500  Sonic Innovations, Inc.(a)                                       27,020
  2,100  SonoSite, Inc.(a)                                                70,707
  1,900  Sparta Surgical Corp.(a)                                              -
  3,900  Spectranetic Corp.(a)                                            59,787
     16  Spectrum Pharmaceuticals, Inc.(a)                                    44
  2,400  Staar Surgical Co.(a)                                             6,336
 10,100  Star Scientific, Inc.(a)                                          8,040
  5,400  StemCells, Inc.(a),(f)                                            8,100
  2,600  Stereotaxis, Inc.(a)                                             31,772
  3,700  Steris Corp.                                                    106,708
  2,000  Sucampo Pharmaceuticals, Inc. Class A(a)                         36,680
  3,100  Sun Healthcare Group, Inc.(a)                                    53,227
  3,100  Sunrise Senior Living, Inc.(a)                                   95,108
  3,130  SuperGen, Inc.(a)                                                11,425
  1,300  SurModics, Inc.(a),(f)                                           70,551
  1,000  Symmetry Medical, Inc.(a)                                        17,430
    900  Synovis Life Technologies, Inc.(a)                               17,595
    900  Synta Pharmaceuticals Corp.(a)                                    6,030
  8,500  SyntheMed, Inc.(a)                                                4,335
     50  Synvista Therapeutics, Inc.(a)                                      110
    880  Tapestry Pharmaceuticals, Inc.(a)                                   246
    850  Targeted Genetics Corp.(a)                                        1,301
  2,600  Techne Corp.(a)                                                 171,730
  8,730  Telik, Inc.(a),(f)                                               30,293
  6,300  Tercica, Inc.(a),(f)                                             42,714
  1,900  Theragenics Corp.(a)                                              6,802
  3,900  Theravance, Inc.(a)                                              76,050
  5,600  Third Wave Technologies, Inc.(a)                                 54,040
  3,800  Thoratec Corp.(a)                                                69,122
  7,300  Threshold Pharmaceuticals, Inc.(a)                                3,869
  2,800  Titan Pharmaceuticals, Inc.(a)                                    4,704
  4,900  Tomotherapy, Inc.(a)                                             95,844
    375  TorreyPines Therapeutics, Inc.(a)                                   859
    900  Transgenomic, Inc.(a)                                               477
    300  Trans1, Inc.(a)                                                   4,941
  2,900  Trimeris, Inc.(a),(f)                                            20,242
    700  Triple-S Management Corp.(a)                                     14,147
    400  Trubion Pharmaceuticals, Inc.(a)                                  4,000
    800  US Physical Therapy, Inc.(a)                                     11,496
  1,200  USANA Health Sciences, Inc.(a),(f)                               44,496
    400  Uluru, Inc.(a)                                                    1,084
  1,500  United Therapeutics Corp.(a)                                    146,475
  1,500  Universal Display Corp.(a),(f)                                   31,005
  3,700  Universal Health Services, Inc. Class B                         189,440

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  1,700  Urologix, Inc.(a)                                          $      1,972
  1,100  Utah Medical Products, Inc.                                      32,692
  5,840  VCA Antech, Inc.(a)                                             258,303
  5,200  Valeant Pharmaceuticals International(a)                         62,244
  2,000  Vanda Pharmaceuticals, Inc.(a)                                   13,760
  3,100  Ventana Medical Systems, Inc.(a)                                270,413
  1,700  Vermillion, Inc.(a)                                               1,292
  9,362  Vertex Pharmaceuticals, Inc.(a)                                 217,479
      9  Via Pharmaceuticals, Inc.(a)                                         22
  1,000  Vical, Inc.(a)                                                    4,250
  3,300  Vion Pharmaceuticals, Inc.(a)                                     1,818
  4,000  ViroPharma, Inc.(a)                                              31,760
  1,600  Virtual Radiologic Corp.(a)                                      32,448
  1,205  VistaCare, Inc. Class A(a)                                        8,736
    700  Vital Signs, Inc.                                                35,784
  7,400  Vivus, Inc.(a)                                                   38,332
     60  Vnus Medical Technologies, Inc.(a)                                  871
  3,200  Volcano Corp.(a)                                                 40,032
 18,200  Warner Chilcott Ltd.(a)                                         322,686
  1,900  West Pharmaceutical Services, Inc.                               77,121
  1,700  Wright Medical Group, Inc.(a)                                    49,589
 14,800  XOMA Ltd.(a),(f)                                                 50,172
    900  XTENT, Inc.(a)                                                    8,874
  1,500  Xenoport, Inc.(a)                                                83,820
  2,700  Zila, Inc.(a)                                                     2,619
  2,110  Zoll Medical Corp.(a)                                            56,379
  7,300  ZymoGenetics, Inc.(a)                                            85,191
                                                                    ------------
                                                                      31,510,925
                                                                    ------------
  ELECTRONICS - 7.2%
  7,300  8x8, Inc.(a),(f)                                                  6,497
    100  ACE*COMM Corp.(a)                                                    33
  9,200  AMIS Holdings, Inc.(a)                                           92,184
  3,100  APAC Customer Services, Inc.(a)                                   3,534
  2,500  ATMI, Inc.(a)                                                    80,625
 12,500  AVX Corp.                                                       167,750
  1,200  AXT, Inc.(a)                                                      7,440
    400  AZZ Inc.(a)                                                      11,340
  1,900  Actel Corp.(a)                                                   25,954
  3,000  Acuity Brands, Inc.                                             135,000
  5,400  Acxiom Corp.                                                     63,342
  1,300  Advanced Analogic Technologies, Inc.(a)                          14,664
    800  Advanced Battery Technologies, Inc.(a)                            3,760
  2,500  Advanced Energy Industries, Inc.(a)                              32,700
  3,800  Agilysys, Inc.                                                   57,456
  1,900  Airvana, Inc.(a)                                                 10,317
  1,400  Alliance Fiber Optic Products, Inc.(a)                            2,800
  2,362  Alliant Techsystems, Inc.(a)                                    268,701
  5,300  Altair Nanotechnologies, Inc.(a),(f)                             22,313
  3,600  Altra Holdings, Inc.(a)                                          59,868
  1,550  American Physicians Capital, Inc.                                64,263
  1,100  American Science & Engineering, Inc.                             62,425
 12,710  Amkor Technology, Inc.(a)                                       108,416
    600  Ampex Corp.(a)                                                    1,800
 12,610  Amphenol Corp. Class A                                          584,726
    100  Amtech Systems, Inc.(a)                                           1,299
  4,400  Anadigics, Inc.(a)                                               50,908
  1,100  Anaren, Inc.(a)                                                  18,139
  2,700  Anixter International, Inc.(a)                                  168,129
  5,075  Applied Micro Circuits Corp.(a)                                  44,355
 10,697  Arris Group, Inc.(a)                                            106,752
  8,800  Arrow Electronics, Inc.(a)                                      345,664
    700  Ascent Solar Technologies, Inc.(a)                               17,402
  4,300  Asyst Technologies, Inc.(a)                                      14,018
  3,700  Atheros Communications, Inc.(a)                                 112,998
 31,900  Atmel Corp.(a)                                                  137,808
  2,200  Audiovox Corp. Class A(a)                                        27,280
  3,400  AuthenTec, Inc.(a)                                               49,402
 12,400  Avanex Corp.(a)                                                  12,400
  2,956  Avid Technology, Inc.(a)                                         83,773
 10,564  Avnet, Inc.(a)                                                  369,423
    900  Aware, Inc.(a)                                                    3,771
  7,500  Axcelis Technologies, Inc.(a)                                    34,500
  1,400  Axsys Technologies, Inc.(a)                                      51,310
    400  Badger Meter, Inc.                                               17,980
    600  Bel Fuse, Inc.                                                   17,562

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,000  Belden, Inc.                                               $    133,500
  2,135  Bell Microproducts, Inc.(a)                                      12,831
  4,884  Benchmark Electronics, Inc.(a)                                   86,593
  3,200  BigBand Networks, Inc.(a)                                        16,448
 16,400  Bookham, Inc.(a)                                                 39,032
  7,282  Brooks Automation, Inc.(a)                                       96,195
  9,300  Bruker BioSciences Corp.(a)                                     123,690
  1,800  C&D Technologies, Inc.(a)                                        11,898
  2,770  CMGI, Inc.(a)                                                    36,259
  2,200  CTS Corp.                                                        21,846
  1,700  Cabot Microelectronics Corp.(a)                                  61,047
 19,100  Cadence Design Systems, Inc.(a)                                 324,891
  1,300  CalAmp Corp.(a)                                                   3,614
  4,000  California Micro Devices CP(a)                                   18,560
  2,385  Caliper Life Sciences, Inc.(a)                                   13,189
  2,800  Candela Corp.(a)                                                 15,624
  5,300  Captaris, Inc.(a)                                                22,896
  2,400  Cavium Networks, Inc.(a)                                         55,248
  3,900  Cepheid, Inc.(a)                                                102,765
  1,103  Ceva, Inc.(a)                                                    13,423
    700  Champion Industries, Inc.                                         3,164
  2,300  Checkpoint Systems, Inc.(a)                                      59,754
  9,500  Cirrus Logic, Inc.(a)                                            50,160
  1,300  Cohu, Inc.                                                       19,890
  4,516  CommScope, Inc.(a)                                              222,232
  1,700  Comtech Telecommunications Corp.(a)                              91,817
 27,548  Conexant Systems, Inc.(a)                                        22,865
  5,000  Cox Radio, Inc. Class A(a)                                       60,750
  7,400  Credence Systems Corp.(a)                                        17,908
  5,600  Cree, Inc.(a),(f)                                               153,832
  2,205  Cymer, Inc.(a)                                                   85,841
 10,800  Cypress Semiconductor Corp.(a)                                  389,124
  3,627  DDi Corp.(a)                                                     20,420
  4,000  DSP Group, Inc.(a)                                               48,800
  2,200  DTS, Inc.(a)                                                     56,254
  2,900  Daktronics, Inc.(f)                                              65,453
  3,700  Data Domain, Inc.(a)                                             97,458
    100  Dataram Corp.                                                       331
  3,100  DealerTrack Holdings, Inc.(a)                                   103,757
  2,850  Diodes, Inc.(a)                                                  85,699
  1,400  Dionex Corp.(a)                                                 116,004
  7,900  Dolby Laboratories, Inc. Class A(a)                             392,788
  1,600  Ducommun, Inc.(a)                                                60,800
  1,400  Dynamics Research Corp.(a)                                       15,148
  3,700  EFJ, Inc.(a)                                                     10,138
    700  EMS Technologies, Inc.(a)                                        21,168
  4,000  ESS Technology, Inc.(a)                                           5,320
    300  Eagle Test Systems, Inc.(a)                                       3,834
  3,600  Electro Scientific Industries, Inc.(a)                           71,460
  1,700  Electroglas, Inc.(a)                                              2,856
  4,100  Electronics for Imaging, Inc.(a)                                 92,168
     20  eMagin Corp.(a)                                                      25
  3,700  Emcore Corp.(a),(f)                                              56,610
  1,400  Empire Resources, Inc.(f)                                         6,398
  5,600  Emulex Corp.(a)                                                  91,392
  1,000  EndWare Corp.(a)                                                  7,270
  2,400  EnerSys(a)                                                       59,904
  4,000  Energizer Holdings, Inc.(a)                                     448,520
  2,900  Energy Conversion Devices, Inc.(a),(f)                           97,585
  4,700  Entertainment Distribution Co., Inc.(a)                           3,149
    200  Entropic Communications, Inc.(a)                                  1,456
  3,600  Exar Corp.(a)                                                    28,692
  1,800  Excel Technology, Inc.(a)                                        48,780
  7,487  Exide Technologies(a)                                            59,896
  3,800  FEI Co.(a)                                                       94,354
  5,300  FSI International, Inc.(a)                                        9,540
  7,700  Fairchild Semiconductor International, Inc.(a)                  111,111
  1,600  Faro Technologies, Inc.(a)                                       43,488
  5,700  First Solar, Inc.(a)                                          1,522,698
  9,600  Flir Systems, Inc.(a)                                           300,480
  1,800  Flotek Industries, Inc.(a)                                       64,872
  3,500  Formfactor, Inc.(a)                                             115,850
  4,900  FuelCell Energy, Inc.(a),(f)                                     48,608
  2,400  GTC Biotherapeutics, Inc.(a)                                      2,100
  3,800  General Cable Corp.(a)                                          278,464
  2,700  Genesis Energy LP                                                63,450
  2,700  Genesis Microchip, Inc.(a)                                       23,139
  4,100  Getty Images, Inc.(a)                                           118,900

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  4,200  Glu Mobile, Inc.(a)                                        $     21,924
  6,300  Harmonic, Inc.(a)                                                66,024
  9,790  Harris Corp.                                                    613,637
  1,520  Harvard Bioscience, Inc.(a)                                       6,962
  6,200  Hearst-Argyle Television, Inc.                                  137,082
    975  Herley Industries, Inc.(a)                                       13,406
    447  Hifn, Inc.(a)                                                     2,557
  2,200  Hittite Microwave Corp.(a)                                      105,072
  2,700  Hoku Scientific, Inc.(a),(f)                                     30,780
  2,600  Houston Wire & Cable Co.(f)                                      36,764
    800  Hungarian Telephone & Cable Corp.(a)                             14,152
  1,895  Hutchinson Technology, Inc.(a)                                   49,876
  4,700  INVESTools, Inc.(a)                                              83,378
  3,800  IPG Photonics Corp.(a)                                           75,962
  2,600  IRIS International, Inc.(a)                                      51,012
  2,400  IXYS Corp.(a)                                                    19,248
  5,800  Ikanos Communications, Inc.(a)                                   31,204
  3,946  Illumina, Inc.(a)                                               233,840
  6,600  Infinera Corp.(a)                                                97,944
  3,600  Infosonics Corp.(a)                                               5,148
  3,935  Innovex, Inc.(a)                                                  3,305
  1,800  Integrated Electrical Services, Inc.(a)                          33,822
  2,170  Integrated Silicon Solutions, Inc.(a)                            14,365
  3,400  InterDigital, Inc.(a)                                            79,322
  4,600  International Rectifier Corp.(a)                                156,262
  9,315  Intersil Corp. Class A                                          228,031
  3,600  Isilon Systems, Inc.(a)                                          18,288
  2,200  Itron, Inc.(a)                                                  211,134
  2,600  Ixia(a)                                                          24,648
  1,200  Keithley Instruments, Inc.                                       11,616
  2,800  Kemet Corp.(a)                                                   18,564
  4,200  Kopin Corp.(a)                                                   13,272
  4,000  Kulicke & Soffa Industries, Inc.(a)                              27,440
    100  LCC International, Inc. Class A(a)                                  180
  8,700  Lam Research Corp.(a)                                           376,101
  7,270  Lattice Semiconductor Corp.(a)                                   23,627
    900  LeCroy Corp.(a)                                                   8,649
  6,100  Leadis Technology, Inc.(a)                                       17,446
    100  Lightpath Technologies, Inc. Class A(a)                             193
  7,600  Limelight Networks, Inc.(a),(f)                                  52,364
  2,470  Littelfuse, Inc.(a)                                              81,411
     25  M-Wave, Inc.(a)                                                      36
  4,153  MKS Instruments, Inc.(a)                                         79,488
  7,287  MRV Communications, Inc.(a)                                      16,906
  1,300  MTS Systems Corp.                                                55,471
 43,000  Marvell Technology Group Ltd.(a),(h)                            601,140
  5,200  Mattson Technology, Inc.(a)                                      44,512
  3,300  Maxwell Technologies, Inc.(a),(f)                                27,291
    100  Measurement Specialties, Inc.(a)                                  2,210
  1,400  Mercury Computer Systems, Inc.(a)                                22,554
  4,600  Methode Electronics, Inc.                                        75,624
  2,600  Mettler Toledo International, Inc.(a)                           295,880
  5,417  Microsemi Corp.(a)                                              119,932
  2,000  Microtune, Inc.(a)                                               13,060
  1,855  MoSys, Inc.(a)                                                    8,997
  1,700  Mobility Electronics, Inc.(a)                                     2,635
  3,500  Monolithic Power Systems, Inc.(a)                                75,145
  1,100  Multi-Fineline Electronix, Inc.(a)                               19,074
  2,500  NETGEAR, Inc.(a)                                                 89,175
  2,900  NU Horizons Electronics Corp.(a)                                 20,155
  4,225  Nanogen, Inc.(a),(f)                                              1,523
  2,000  Nanometrics, Inc.(a)                                             19,720
  3,000  Nanophase Technologies Corp.(a),(f)                              11,400
  3,700  Napco Security Systems, Inc.(a)                                  23,125
    320  Neomagic Corp.(a)                                                   995
  4,500  NetList, Inc.(a)                                                  9,900
  1,500  Netlogic Microsystems, Inc.(a)                                   48,300
  5,000  Newport Corp.(a)                                                 63,950
 13,335  Nuance Communications, Inc.(a)                                  249,098
 21,250  ON Semiconductor Corp.(a)                                       188,700
  2,300  OSI Systems, Inc.(a)                                             60,881
  3,600  Omni Energy Services Corp.(a)                                    17,568
  3,900  Omnivision Technologies, Inc.(a),(f)                             61,035
  3,400  OpNext, Inc.(a)                                                  30,090
  1,600  Oplink Communications, Inc.(a)                                   24,560
    300  PDF Solutions, Inc.(a)                                            2,703
  1,500  PLX Technology, Inc.(a)                                          13,950
 15,800  PMC-Sierra, Inc.(a)                                             103,332
  1,300  Palomar Medical Technologies, Inc.(a)                            19,916
  1,150  Park Electrochemical Corp.                                       32,476

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
    800  ParkerVision, Inc.(a),(f)                                  $     12,656
  3,300  Pericom Semiconductor Corp.(a)                                   61,710
  1,600  Photon Dynamics, Inc.(a)                                         13,280
  3,300  Pixelworks, Inc.(a)                                               2,508
    900  Planar Systems, Inc.(a)                                           5,760
  2,400  Plantronics, Inc.                                                62,400
  3,000  Plexus Corp.(a)                                                  78,780
  1,100  Powell Industries, Inc.(a)                                       48,477
  8,800  Power-One, Inc.(a)                                               35,112
  9,300  Powerwave Technologies, Inc.(a)                                  37,479
    400  Preformed Line Products Co.                                      23,800
  8,800  Quantum Corp.(a)                                                 23,672
    200  QuickLogic Corp.(a)                                                 660
 20,486  RF Micro Devices, Inc.(a)                                       116,975
  3,100  Radisys Corp.(a)                                                 41,540
  7,600  Rambus, Inc.(a)                                                 159,144
  1,900  Raven Industries, Inc.                                           72,941
    700  Rex Stores Corp.(a)                                              11,039
    800  Richardson Electronics Ltd.                                       5,608
  2,200  Rofin-Sinar Technologies, Inc.(a)                               105,842
    400  Rubicon Technology, Inc.(a)                                       9,500
  2,928  Rudolph Technologies, Inc.(a)                                    33,145
  5,900  SAFLINK Corp.(a),(f)                                                192
    800  SCM Microsystems, Inc.(a)                                         2,672
  4,900  STEC, Inc.(a)                                                    42,826
  1,200  Sagemark Cos. Ltd.(a)                                               204
 38,800  Sanmina-SCI Corp.(a)                                             70,616
 38,832  Seagate Technology                                              990,216
  1,100  Semitool, Inc.(a)                                                 9,548
  4,400  Semtech Corp.(a)                                                 68,288
  1,700  Shoretel, Inc.(a)                                                23,749
  4,100  SiRF Technology Holdings, Inc.(a)                               103,033
    155  Sielox, Inc.(a)                                                      46
  5,500  Sigmatel, Inc.(a)                                                11,605
  1,200  Sigmatron International, Inc.(a)                                  8,916
    100  Silicon Graphics, Inc.(a)                                         1,828
  4,700  Silicon Image, Inc.(a)                                           21,244
  3,900  Silicon Laboratories, Inc.(a)                                   145,977
  6,000  Silicon Storage Technology, Inc.(a)                              17,940
 11,500  Skyworks Solutions, Inc.(a)                                      97,750
  2,900  Smart Modular Technologies WWH, Inc.(a)                          29,522
  9,900  Spansion LLC Class A(a)                                          38,907
     52  SpatiaLight, Inc.(a)                                                  1
  3,900  Spectrum Brands, Inc.(a),(f)                                     20,787
  9,200  Staktek Holdings, Inc.(a)                                        17,756
  1,700  Standard Microsystems Corp.(a)                                   66,419
  5,000  Starent Networks Corp.(a)                                        91,250
  6,100  SunPower Corp. Class A(a),(f)                                   795,379
  4,800  Super Micro Computer, Inc.(a)                                    36,816
    432  Superconductor Technologies, Inc.(a)                              2,398
  1,900  Superior Essex, Inc.(a)                                          45,600
  2,000  Supertex, Inc.(a)                                                62,580
  3,476  Symmetricom, Inc.(a)                                             16,372
  1,900  Synaptics, Inc.(a)                                               78,204
  6,900  Syntax-Brillian Corp.(a),(f)                                     21,252
  2,300  TTM Technologies, Inc.(a)                                        26,818
  4,430  Taser International, Inc.(a)                                     63,526
  2,100  Technitrol, Inc.                                                 60,018
    300  Techwell, Inc.(a)                                                 3,303
    841  Tegal Corp.(a)                                                    3,364
  5,000  Tekelec(a)                                                       62,500
  3,300  Telkonet, Inc.(a),(f)                                             2,739
     75  Terabeam, Inc.(a)                                                    71
  3,400  Tessera Technologies, Inc.(a)                                   141,440
  4,165  Thomas & Betts Corp.(a)                                         204,252
    800  Tollgrade Communications, Inc.(a)                                 6,416
 21,100  TranSwitch Corp.(a)                                              18,568
    560  Transmeta Corp.(a)                                                7,650
  9,645  TriQuint Semiconductor, Inc.(a)                                  63,946
  4,000  Ultra Clean Holdings, Inc.(a)                                    48,800
  1,200  Ultralife Batteries, Inc.(a)                                     24,180
  1,700  Ultratech, Inc.(a)                                               19,278
    100  Unica Corp.(a)                                                      925
    600  Unitil Corp.                                                     17,040
 12,500  Valence Technology, Inc.(a),(f)                                  24,750
  5,550  Varian Semiconductor Equipment Associates, Inc.(a)              205,350
  2,150  Varian, Inc.(a)                                                 140,395
  1,400  Viasat, Inc.(a)                                                  48,202
  5,000  Vicor Corp.                                                      77,950
  2,300  Virage Logic Corp.(a)                                            19,205
 11,961  Vishay Intertechnology, Inc.(a)                                 136,475

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
    700  Vocus, Inc.(a)                                             $     24,171
    300  Volterra Semiconductor Corp.(a)                                   3,309
     66  Vyyo, Inc.(a)                                                       207
  3,600  WJ Communications, Inc.(a)                                        2,664
 15,600  Western Digital Corp.(a)                                        471,276
  4,817  Zebra Technologies Corp. Class A(a)                             167,150
  7,424  Zhone Technologies, Inc.(a)                                       8,686
  3,361  Zoran Corp.(a)                                                   75,656
                                                                    ------------
                                                                      22,666,974
                                                                    ------------
  ENERGY & RAW MATERIALS - 5.0%
  4,000  APCO Argentina, Inc.(f)                                         109,760
    800  Adams Resources & Energy, Inc.                                   20,560
  3,600  Alliance Resource Partners LP                                   130,572
  4,700  Alpha Natural Resources, Inc.(a)                                152,656
  4,000  Amerigas Partners LP                                            144,160
 10,100  Arch Coal, Inc.                                                 453,793
  2,400  Atlas Pipeline Partners LP                                      102,840
  2,200  Atwood Oceanics, Inc.(a)                                        220,528
    600  Barnwell Industries, Inc.                                         7,416
  3,200  Berry Petroleum Co. Class A                                     142,240
  9,000  Boardwalk Pipeline Partners LP                                  279,900
  7,200  Brigham Exploration Co.(a)                                       54,144
  1,700  Bristow Group, Inc.(a)                                           96,305
  3,700  Bronco Drilling Co., Inc.(a)                                     54,945
  3,200  Buckeye GP Holdings LP                                           90,208
  3,100  Buckeye Partners LP                                             153,171
  2,550  CARBO Ceramics, Inc.                                             94,860
  1,700  CREDO Petroleum Corp.(a)                                         16,813
  7,040  Cabot Oil & Gas Corp. Class A                                   284,205
  6,875  Cal Dive International, Inc.(a)                                  91,025
  2,300  Calumet Specialty Products Partners LP                           85,169
 15,400  Cameron International Corp.(a)                                  741,202
  5,600  Canyon Resources Corp.(a)                                         2,184
  5,816  Cimarex Energy Co.                                              247,354
  2,300  Compass Minerals International, Inc.                             94,300
  3,300  Crosstex Energy, Inc.                                           122,892
  6,054  CVR Energy, Inc.(a)                                             150,987
    600  Dawson Geophysical Co.(a)                                        42,876
 17,100  Denbury Resources, Inc.(a)                                      508,725
  1,800  Double Eagle Pete & Mining Co.(a)                                27,990
  2,900  Dril-Quip, Inc.(a)                                              161,414
  7,800  Dune Energy, Inc.(a)                                             15,990
 10,100  Enterprise GP Holdings LP                                       373,902
 31,305  Enterprise Products Partners LP(f)                              998,003
  4,663  Exterran Holdings, Inc.(a)                                      381,433
    200  Exterran Partners LP                                              6,418
  9,200  FMC Technologies, Inc.(a)                                       521,640
  4,300  Ferrellgas Partners LP                                           94,213
  6,100  Forest Oil Corp.(a)                                             310,124
  3,300  Foundation Coal Holdings, Inc.                                  173,250
  1,300  Furmamite Corp.(a)                                               15,340
  8,100  GeoPetro Resources Co.(a)                                        28,431
  2,500  Goodrich Petroleum Corp.(a),(f)                                  56,550
  9,700  Grant Prideco, Inc.(a)                                          538,447
 10,600  Grey Wolf, Inc.(a)                                               56,498
    800  Haynes International, Inc.(a)                                    55,600
  4,200  Headwaters, Inc.(a)                                              49,308
  7,300  Helmerich & Payne, Inc.                                         292,511
  1,900  Holly Energy Partners LP                                         83,125
  3,300  ICO Inc.(a)                                                      42,372
  4,800  ION Geophysical Corp.(a)                                         75,744
  3,400  Inergy LP                                                       105,740
  2,800  James River Coal Co.(a),(f)                                      31,304
  6,000  John D. Oil & Gas Co.(a)                                          3,900
  7,700  Joy Global, Inc.                                                506,814
 17,900  Kinder Morgan Energy Partners LP                                966,421
  3,700  Kirby Corp.(a)                                                  171,976
  1,500  Lufkin Industries, Inc.                                          85,935
  1,600  MAXXAM, Inc.(a)                                                  44,880
  5,900  Massey Energy Co.                                               210,925
 16,300  McDermott International, Inc.(a)                                962,189
  3,300  NL Industries, Inc.(f)                                           37,719
    900  Natural Gas Services Group(a)                                    17,649
  4,300  Natural Resource Partners LP                                    139,578
  5,200  Newpark Resources, Inc.(a)                                       28,340
  3,100  Nustar GP Holdings LLC                                           88,505
  3,100  Oil States International, Inc.(a)                               105,772
  3,000  Parallel Petroleum Corp.(a)                                      52,890
  8,400  Parker Drilling Co.(a)                                           63,420

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  1,900  Patriot Coal Corp.(a)                                      $     79,306
  2,700  Penn Virginia Corp.                                             117,801
  2,200  Penn Virginia GP Holdings LP                                     63,008
  2,300  Penn Virginia Resource Partners LP                               56,511
  1,080  Petroleum Development Corp.(a)                                   63,860
  3,000  Pioneer Drilling Co.(a)                                          35,640
  8,441  Plains All American Pipeline LP                                 438,932
  3,212  Quantum Fuel Systems Technologies Worldwide, Inc.(a)              1,542
  1,500  Quest Energy Partners LP(a)                                      22,365
    100  RGC Resources, Inc.                                               3,025
    100  Rex Energy Corp.(a)                                               1,193
  1,677  SEACOR Holdings, Inc.(a)                                        155,525
 10,300  SandRidge Energy, Inc.(a),(f)                                   369,358
 12,000  Southwestern Energy Co.(a)                                      668,640
  1,900  Swift Energy Co.(a)                                              83,657
  2,300  TC PipeLines LP                                                  83,260
  4,400  TXCO Resources, Inc.(a)                                          53,064
  3,955  Tidewater, Inc.                                                 216,971
 10,300  USEC, Inc.(a),(f)                                                92,700
  3,400  Unit Corp.                                                      157,250
  2,300  Uranium Resources, Inc.(a)                                       28,704
  2,200  W-H Energy Services, Inc.(a)                                    123,662
  1,700  Westmoreland Coal Co.(a)                                         23,630
  3,800  Williams Partners LP                                            148,960
  2,900  World Fuel Services Corp.                                        84,187
                                                                    ------------
                                                                      15,850,801
                                                                    ------------
  ENERGY & UTILITIES - 4.4%
  5,500  AGL Resources, Inc.                                             207,020
  1,100  ATG, Inc.(a)                                                          -
  3,500  Active Power, Inc.(a),(f)                                         7,700
  2,000  Akeena Solar, Inc.(a)                                            15,660
  1,800  Allete, Inc.                                                     71,244
  7,800  Alliant Energy Corp.                                            317,382
  1,350  American States Water Co.                                        50,868
  9,317  Aqua America, Inc.(f)                                           197,520
 19,710  Aquila, Inc.(a)                                                  73,518
    225  Artesian Resources Corp. Class A                                  4,252
  6,400  Atmos Energy Corp.                                              179,456
    200  Atrion Corp.                                                     25,500
  4,800  Aventine Renewable Energy Holdings, Inc.(a),(f)                  61,248
  3,800  Avista Corp.                                                     81,852
    200  BIW Ltd.                                                          4,700
  3,600  Basin Water, Inc.(a),(f)                                         29,772
  7,730  Beacon Power Corp.(a),(f)                                        11,672
  5,200  BioFuel Energy Corp.(a)                                          36,556
  2,600  Black Hills Corp.                                               114,660
    900  CH Energy Group, Inc.                                            40,086
  2,400  Cadiz, Inc.(a)                                                   50,400
  1,300  California Water Service Group                                   48,126
  1,700  Central Vermont Public Service Corp.                             52,428
 11,600  Cheniere Energy Partners LP(f)                                  186,296
  1,300  Chesapeake Utilities Corp.                                       41,405
  4,300  Cleco Corp.                                                     119,540
  1,900  Comverge, Inc.(a)                                                59,831
    600  Connecticut Water Service, Inc.                                  14,142
    600  Contango Oil & Gas Co.(a)                                        30,534
  3,400  Copano Energy LLC Common Units                                  123,590
  1,000  DCP Midstream Partners LP(f)                                     45,950
  8,035  DPL, Inc.                                                       238,238
    100  Delta Natural Gas Co., Inc.                                       2,525
  3,900  Eagle Rock Energy Partners LP(f)                                 71,292
  3,100  El Paso Electric Co.(a)                                          79,267
  5,500  El Paso Pipeline Partners LP(a)                                 137,775
  2,400  The Empire District Electric Co.                                 54,672
  1,400  EnerNOC, Inc.(a)                                                 68,740
  5,100  Energen Corp.                                                   327,573
 11,800  Energy East Corp.                                               321,078
 10,600  Energy Transfer Partners LP                                     571,128
    200  Energy West, Inc.                                                 2,900
    450  EnergySouth, Inc.                                                26,100
  8,580  Equitable Resources, Inc.                                       457,142
  4,700  Evergreen Energy, Inc.(a),(f)                                    10,481
    199  Florida Public Utilities Co.                                      2,338
    100  GeoMet, Inc.(a)                                                     520
  1,000  Global Partners LP                                               26,050
  6,100  Great Plains Energy, Inc.                                       178,852
  4,820  Hawaiian Electric Industries, Inc.                              109,751

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,200  IDACORP, Inc.                                              $    112,704
  1,200  The Laclede Group, Inc.                                          41,088
 12,925  MDU Resources Group, Inc.                                       356,859
  2,500  MGE Energy, Inc.                                                 88,675
  4,200  Magellan Midstream Holdings LP                                  112,560
  1,300  MarkWest Hydrocarbon, Inc.                                       81,445
    766  Middlesex Water Co.                                              14,516
 18,700  Mirant Corp.(a)                                                 728,926
  1,900  Mitcham Industries, Inc.(a)                                      39,064
 17,460  NRG Energy, Inc.(a)                                             756,716
  7,500  NSTAR                                                           271,650
  5,850  National Fuel Gas Co.                                           273,078
  2,040  New Jersey Resources Corp.                                      102,041
  2,700  NorthWestern Corp.                                               79,650
 10,900  Northeast Utilities Inc.                                        341,279
  1,600  Northwest Natural Gas Co.                                        77,856
  6,500  OGE Energy Corp.                                                235,885
  6,000  ONEOK Partners LP(f)                                            367,500
  7,390  ONEOK, Inc.                                                     330,850
  2,900  Ormat Technologies, Inc.                                        159,529
  2,100  Otter Tail Corp.                                                 72,660
  4,800  PNM Resources, Inc.                                             102,960
    177  Pennichuck Corp.                                                  4,728
  4,900  Piedmont Natural Gas Co.                                        128,184
  2,600  Pike Electric Corp.(a)                                           43,576
  4,500  Portland General Electric Co.                                   125,010
  8,500  Puget Energy, Inc.                                              233,155
  4,300  Regency Energy Partners LP                                      143,491
 24,700  Reliant Energy, Inc.(a)                                         648,128
    396  Renegy Holdings, Inc.(a)                                          2,400
  8,300  SCANA Corp.                                                     349,845
    600  SJW Corp.                                                        20,802
    600  SMF Energy Corp.(a)                                                 402
  3,100  SemGroup Energy Partners LP                                      89,373
 15,500  Sierra Pacific Resources                                        263,190
  1,600  South Jersey Industries, Inc.                                    57,744
  8,754  Southern Union Co.                                              257,017
  2,400  Southwest Gas Corp.                                              71,448
  3,671  Southwest Water Co.                                              45,961
  4,200  Spectra Energy Partners LP                                      100,632
  1,100  Star Gas Partners LP(a)                                           4,367
  3,300  Targa Resources Partners LP                                      97,746
  8,600  Transmeridian Exploration, Inc.(a),(f)                           17,114
  7,560  UGI Corp.                                                       206,010
  1,833  UIL Holdings Corp.                                               67,729
  2,500  Unisource Energy Corp.                                           78,875
  4,800  Vectren Corp.                                                   139,248
  2,300  Venoco, Inc.(a)                                                  45,839
  6,650  VeraSun Energy Corp.(a),(f)                                     101,612
  3,500  WGL Holdings, Inc.                                              114,660
  7,025  Westar Energy, Inc.                                             182,229
  8,280  Wisconsin Energy Corp.                                          403,319
                                                                    ------------
                                                                      13,780,655
                                                                    ------------
  FOOD & AGRICULTURE - 2.0%
    400  Alico, Inc.                                                      14,600
  1,300  The Andersons, Inc.                                              58,240
  5,300  B&G Foods, Inc. Class A                                          54,113
    500  Bridgford Foods Corp.(a)                                          3,250
  8,800  Bunge Ltd.                                                    1,024,408
  9,800  Burger King Holdings, Inc.                                      279,398
  3,900  CF Industries Holdings, Inc.                                    429,234
    200  Cagle's, Inc. Class A(a)                                          1,630
  2,400  Cal-Maine Foods, Inc.(f)                                         63,672
  3,002  Chiquita Brands International, Inc.(a)                           55,207
    400  Coca-Cola Bottling Co. Consolidated                              23,552
    300  Consolidated-Tomoka Land Co.                                     18,804
  5,200  Corn Products International, Inc.                               191,100
  1,200  Cuisine Solutions, Inc.(a)                                        5,160
    500  Dairy Mart Convenience Stores, Inc.(a)                                -
  3,500  Darling International, Inc.(a)                                   40,460
 14,000  Del Monte Foods Co.                                             132,440
    900  Eden Bioscience Corp.(a)                                            513
    700  Farmer Bros. Co.                                                 16,093
    100  Fisher Communications, Inc.(a)                                    3,796
  6,018  Flowers Foods, Inc.                                             140,881
  4,500  Fresh Del Monte Produce, Inc.(a)                                151,110
  1,100  Gehl Co.(a)                                                      17,644
    600  Golden Enterprises, Inc.                                          1,776

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  1,700  Green Mountain Coffee Roasters, Inc.(a)                    $     69,190
  1,000  Griffin Land & Nurseries, Inc.                                   36,500
  2,839  Hain Celestial Group, Inc.(a)                                    90,848
  9,786  Hormel Foods Corp.                                              396,137
    812  Imperial Sugar Co. New Shares(f)                                 15,241
  2,700  Ingles Markets, Inc. Class A                                     68,553
  3,765  Ionatron, Inc.(a),(f)                                            10,768
  2,300  J&J Snack Foods Corp.                                            71,944
  3,919  The J.M. Smucker Co.                                            201,593
    700  John B. Sanfilippo & Son, Inc.(a)                                 5,894
  4,200  Jones Soda Co.(a),(f)                                            31,248
  2,200  Lance, Inc.                                                      44,924
  2,700  Lifeway Foods, Inc.(a),(f)                                       31,941
  2,900  MGP Ingredients, Inc.                                            27,318
    400  Maui Land & Pineapple Co., Inc.(a)                               11,644
    700  Monterey Gourmet Foods, Inc.(a)                                   2,240
    920  Nash Finch Co.                                                   32,458
  1,312  Neogen Corp.(a)                                                  34,834
  5,900  NitroMed, Inc.(a)                                                 5,959
  2,500  The Pantry, Inc.(a)                                              65,325
  2,100  Peet's Coffee & Tea, Inc.(a)                                     61,047
  9,227  PepsiAmericas, Inc.                                             307,444
  3,800  Performance Food Group Co.(a)                                   102,106
  4,500  Pilgrim's Pride Corp.                                           130,275
  1,832  Ralcorp Holdings, Inc.(a)                                       111,367
  1,495  Rocky Mountain Chocolate Factory, Inc.                           23,741
  1,450  Sanderson Farms, Inc.                                            48,981
  4,200  Schiff Nutrition International, Inc.                             24,108
  4,500  The Scotts Miracle-Gro Co.                                      168,390
     90  Seaboard Corp.                                                  132,300
    200  Seneca Foods Corp.(a)                                             4,750
  2,200  Smart Balance, Inc.(a),(f)                                       24,046
  9,488  Smithfield Foods, Inc.(a)                                       274,393
    114  SoftBrands, Inc.(a)                                                 205
  2,700  Spartan Stores, Inc.                                             61,695
  2,000  Susser Holdings Corp.(a)                                         41,000
    400  Tasty Baking Co.                                                  3,328
    600  Tejon Ranch Co.(a)                                               24,510
  6,100  Terra Industries, Inc.(a)                                       291,336
  2,963  Tootsie Roll Industries, Inc.                                    81,245
  1,812  TreeHouse Foods, Inc.(a)                                         41,658
  4,700  US BioEnergy Corp.(a)                                            55,037
  3,100  United Natural Foods, Inc.(a)                                    98,332
    800  Willamette Valley Vineyards, Inc.(a)                              5,104
  5,300  Winn-Dixie Stores, Inc.(a)                                       89,411
    500  Zanett, Inc.(a)                                                     305
    800  Zapata Corp.(a)                                                   5,856
                                                                    ------------
                                                                       6,193,610
                                                                    ------------
  GOLD - 0.1%
  8,100  Allied Nevada Gold Corp.(a)                                      50,463
  1,200  Aurora Oil & Gas Corp.(a)                                         1,860
  5,400  NGAS Resources, Inc.(a)                                          30,402
  3,135  Royal Gold, Inc.                                                 95,680
  9,100  Solitario Resources Corp.(a)                                     48,230
 10,400  US Gold Corp.(a)                                                 30,784
                                                                    ------------
                                                                         257,419
                                                                    ------------
  INSURANCE - 4.2%
  1,300  21st Century Holding Co.                                         17,459
  2,600  Affirmative Insurance Holdings, Inc.                             26,988
  5,000  Alfa Corp.                                                      108,350
    544  Alleghany Corp.(a)                                              218,688
  4,400  Allied World Assurance Holdings Ltd.                            220,748
  4,300  AmTrust Financial Services, Inc.                                 59,211
  4,100  American Equity Investment Life Holding Co.                      33,989
  8,250  American Financial Group, Inc.                                  238,260
  1,900  American National Insurance Co.                                 230,356
  2,800  Amerisafe, Inc.(a)                                               43,428
  5,005  Arch Capital Group Ltd.(a)                                      352,102
  2,139  Argo Group International Holdings Ltd.(a)                        90,116
  6,700  Arthur J. Gallagher & Co.                                       162,073
  6,300  Aspen Insurance Holdings Ltd.                                   181,692
  4,900  Assured Guaranty Ltd.                                           130,046
    700  Atlantic American Corp.(a)                                          980

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
 11,000  Axis Capital Holdings Ltd.                                 $    428,670
    950  Baldwin & Lyons, Inc. Class B                                    26,087
  9,800  Brown & Brown, Inc.                                             230,300
 19,729  CNA Financial Corp.                                             665,262
  1,900  CNA Surety Corp.(a)                                              37,601
  5,500  CastlePoint Holdings, Ltd.                                       66,000
  4,700  Commerce Group, Inc.                                            169,106
 13,700  Conseco, Inc.(a)                                                172,072
  3,200  Crawford & Co. Class B                                           13,280
    100  Darwin Professional Underwriters, Inc.(a)                         2,417
  3,550  Delphi Financial Group, Inc. Class A                            125,244
    100  Donegal Group, Inc. Class A                                       1,717
  1,900  Eastern Insurance Holdings, Inc.                                 31,274
  2,600  eHealth, Inc.(a)                                                 83,486
  1,900  EMC Insurance Group, Inc.                                        44,973
  3,700  Employers Holdings, Inc.                                         61,827
  4,700  Endurance Specialty Holdings Ltd.                               196,131
    700  Enstar Group Ltd.(a)                                             85,694
  3,900  Erie Indemnity Co. Class A                                      202,371
  4,500  Everest Re Group Ltd.                                           451,800
  1,500  FBL Financial Group, Inc. Class A                                51,795
  1,300  FPIC Insurance Group, Inc.(a)                                    55,874
 15,264  Fidelity National Title Group, Inc. Class A                     223,007
  6,035  First American Corp.                                            205,914
  2,600  First Mercury Financial Corp.(a)                                 63,440
    400  First United Corp.                                                8,044
  4,500  Flagstone Reinsurance Holdings Ltd.                              62,550
  5,900  Fremont General Corp.(f)                                         20,650
  4,200  Greenlight Capital Re Ltd.(a)                                    87,318
  7,950  HCC Insurance Holdings, Inc.                                    228,006
  3,300  The Hanover Insurance Group, Inc.                               151,140
  2,000  Harleysville Group, Inc.                                         70,760
  2,100  Hilb Rogal & Hobbs Co.                                           85,197
  2,400  Horace Mann Educators Corp.                                      45,456
  4,400  IPC Holdings, Ltd.                                              127,028
    720  Independence Holding Co.                                          9,108
  1,200  Infinity Property & Casualty Corp.                               43,356
  6,000  Isolagen, Inc.(a)                                                15,060
  1,600  Kansas City Life Insurance Co.                                   69,168
  1,100  LandAmerica Financial Group, Inc.                                36,795
  1,525  Life Partners Holdings, Inc.(f)                                  42,242
    726  Markel Corp.(a)                                                 356,539
  4,200  Max Capital Group Ltd.                                          117,558
  3,900  Meadowbrook Insurance Group, Inc.(a)                             36,699
  1,600  Mercer Insurance Group, Inc.                                     28,736
  3,700  Mercury General Corp.                                           184,297
  6,900  Montpelier Re Holdings Ltd.                                     117,369
    600  NYMAGIC, Inc.                                                    13,878
  3,200  National Atlantic Holdings Corp.(a)                              14,176
    500  National Interstate Corp.                                        16,550
  1,000  National Medical Health Card Systems, Inc.(a)                     9,450
 10,100  Nationwide Financial Services, Inc. Class A                     454,601
    800  Navigators Group, Inc.(a)                                        52,000
  5,200  Odyssey Re Holdings Corp.                                       190,892
 16,412  Old Republic International Corp.                                252,909
  7,200  OneBeacon Insurance Group Ltd.                                  154,800
  4,695  PMA Capital Corp. Class A(a)                                     38,593
  4,400  The PMI Group, Inc.                                              58,432
  4,000  PartnerRe Ltd.                                                  330,120
    250  Penn Treaty American Corp.(a)                                     1,623
  5,200  Philadelphia Consolidated Holding Co.(a)                        204,620
  6,500  The Phoenix Cos., Inc.                                           77,155
  2,000  Pico Holdings, Inc.(a)                                           67,240
  4,100  Platinum Underwriters Holdings Ltd.                             145,796
  3,500  Presidential Life Corp.                                          61,285
  2,400  ProAssurance Corp.(a)                                           131,808
  4,900  Protective Life Corp.                                           200,998
  1,700  RLI Corp.                                                        96,543
  4,544  Radian Group, Inc.(f)                                            53,074
  4,500  Reinsurance Group of America, Inc.                              236,160
  5,200  RenaissanceRe Holdings Ltd.                                     313,248
    400  SCPIE Holdings, Inc.(a)                                          10,988

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  1,800  Safety Insurance Group, Inc.                               $     65,916
  5,600  Scottish Re Group Ltd.(a)                                         4,060
  2,900  SeaBright Insurance Holdings, Inc.(a)                            43,732
  4,800  Security Capital Assurance Ltd.(f)                               18,672
  3,900  Selective Insurance Group, Inc.                                  89,661
  3,500  Stancorp Financial Group, Inc.                                  176,330
  2,125  State Auto Financial Corp.                                       55,888
    900  Stewart Information Services Corp.                               23,481
  2,600  Tower Group, Inc.                                                86,840
  4,831  Transatlantic Holdings, Inc.                                    351,069
  2,900  Triad Guaranty, Inc.(a),(f)                                      28,420
    300  Unico American Corp.                                              3,075
  4,000  United America Indemnity, Ltd.(a)                                79,680
  2,000  United Fire & Casualty Co.                                       58,180
  4,500  Unitrin, Inc.                                                   215,955
  5,400  Universal American Financial Corp.(a)                           138,186
    400  Universal Insurance Holdings, Inc.                                2,964
  5,000  Validus Holdings Ltd.(a)                                        129,900
 12,990  W.R. Berkley Corp.                                              387,232
  3,000  WellCare Health Plans, Inc.(a)                                  127,230
  2,450  Zenith National Insurance Corp.                                 109,589
                                                                    ------------
                                                                      13,135,903
                                                                    ------------
  INTERNATIONAL OIL - 0.1%
  2,600  ATP Oil & Gas Corp.(a)                                          131,404
  4,700  Sulphco, Inc.(f)                                                 24,534
                                                                    ------------
                                                                         155,938
                                                                    ------------
  LIQUOR - 0.1%
  1,700  Boston Beer Co., Inc. Class A(a)                                 64,005
  2,912  Central European Distribution
           Corp.(a)                                                      169,129
  2,760  National Beverage Corp.                                          22,190
    100  Pyramid Breweries, Inc.(a)                                          245
                                                                    ------------
                                                                         255,569
                                                                    ------------
  MEDIA - 2.6%
  2,800  ACCO Brands Corp.(a)                                             44,912
  1,000  Acme Communications, Inc.                                         2,730
  2,250  America's Car Mart, Inc.(a)                                      28,238
  4,500  Beasley Broadcasting Group, Inc.
           Class A                                                        23,400
  6,480  Belo Corp. Class A                                              113,011
 14,100  Blockbuster, Inc. Class A(a),(f)                                 54,990
 11,000  CNET Networks, Inc.(a)                                          100,540
     50  CTN Media Group, Inc.(a)                                              -
 22,700  Cablevision Systems Corp. Class A(a)                            556,150
  3,600  Carmike Cinemas, Inc.                                            26,136
 29,000  Charter Communications, Inc. Class A(a),(f)                      33,930
  7,700  Cinemark Holdings, Inc.                                         130,900
 19,200  Citadel Broadcasting Corp.(f)                                    39,552
  2,300  Coleman Cable, Inc.(a)                                           21,735
  1,500  Consolidated Graphics, Inc.(a)                                   71,730
 11,600  Crown Media Holdings, Inc. Class A(a),(f)                        75,400
  6,665  Cumulus Media, Inc. Class A(a)                                   53,587
  2,500  Document Security Systems, Inc.(a),(f)                           16,225
  2,700  Dolan Media Co.(a)                                               78,759
  7,500  DreamWorks Animation SKG, Inc. Class A(a)                       191,550
 32,365  EchoStar Communications Corp. Class A(a)                      1,220,808
  6,400  Emmis Communications Corp. Class A(a)                            24,640
  3,000  Entercom Communications Corp.                                    41,070
  6,500  Entravision Communications Corp. Class A(a)                      50,895
  7,280  Gartner, Inc. Class A(a)                                        127,837
  5,400  GateHouse Media, Inc.(f)                                         47,412
  2,920  Gaylord Entertainment Co.(a)                                    118,172
  2,200  Gray Television, Inc.                                            17,644
     80  iBEAM Broadcasting Corp.(a)                                           -
 10,500  Idearc, Inc.                                                    184,380
     20  Intraware, Inc.(a)                                                  103

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  4,100  John Wiley & Sons, Inc. Class A                            $    175,644
  4,500  Journal Communications, Inc. Class A                             40,230
  5,200  Journal Register Co.                                              9,152
  2,200  The Knot, Inc.(a)                                                35,068
  3,200  Lee Enterprises, Inc.                                            46,880
 22,941  Liberty Global, Inc.(a)                                         899,058
  3,922  Liberty Global, Inc. Series C(a)                                143,506
  3,200  Lin TV Corp. Class A(a)                                          38,944
  5,300  Live Nation, Inc.(a)                                             76,956
  1,400  Loral Space & Communications Ltd.(a)                             47,950
  3,600  Martha Stewart Living Omnimedia, Inc. Class A(a)                 33,372
  6,000  McClatchy Co. Class A(f)                                         75,120
  3,000  Media General, Inc. Class A                                      63,750
  7,700  Mediacom Communications Corp. Class A(a)                         35,343
  3,000  National CineMedia, Inc.                                         75,630
  5,600  Navarre Corp.(a)                                                 11,648
  1,400  Network Equipment Technologies, Inc.(a)                          11,788
  4,800  Nexstar Broadcasting Group, Inc. Class A(a)                      43,872
 10,600  Palatin Technologies, Inc.(a)                                     2,120
  2,100  Playboy Enterprises, Inc. Class B(a)                             19,152
  3,905  Primedia, Inc.                                                   33,193
  2,000  Radio One, Inc. Class D(a)                                        4,740
 11,100  Regal Entertainment Group Series A(f)                           200,577
  2,900  Regent Communications, Inc.(a)                                    4,466
  1,500  Rewards Network, Inc.(a)                                          7,455
  1,425  Saga Communications, Inc. Class A(a)                              8,393
  1,600  Salem Communications Corp. Class A                               10,544
  2,710  Scholastic Corp.(a)                                              94,552
  6,300  Sinclair Broadcast Group, Inc. Class A                           51,723
  8,630  Source Interlink Cos., Inc.(a),(f)                               24,854
  5,100  Spanish Broadcasting System, Inc. Class A(a)                      9,435
  4,980  Sun-Times Media Group, Inc.(a)                                   10,956
  7,165  TiVo, Inc.(a)                                                    59,756
 71,100  Time Warner Cable, Inc.(a)                                    1,962,360
    320  Triple Crown Media, Inc.(a)                                       1,514
    600  United Capital Corp.(a)                                          14,280
  9,900  Univercell Holdings, Inc.(a)                                         24
  2,000  Valassis Communications, Inc.(a)                                 23,380
  2,800  ValueVision Media, Inc. Class A(a)                               17,612
  2,100  WPT Enterprises, Inc.(a),(f)                                      3,591
  3,600  Westwood One, Inc.                                                7,164
  6,900  WorldSpace, Inc. Class A(a),(f)                                  11,592
 24,275  XM Satellite Radio Holdings, Inc. Class A(a)                    297,126
  2,400  Young Broadcasting, Inc. Class A(a)                               2,520
                                                                    ------------
                                                                       8,243,426
                                                                    ------------
  MISCELLANEOUS - 0.9%
  4,400  Alliance Holdings GP LP                                         104,412
  1,900  Ceco Environmental Corp.(a)                                      20,862
  2,000  Coinstar, Inc.(a)                                                56,300
  4,600  Complete Production Services, Inc.(a)                            82,662
  4,600  Delek US Holdings, Inc.                                          93,058
  3,400  DynCorp International, Inc.(a)                                   91,392
     66  FLO Corp.(a)                                                          -
  6,400  Force Protection, Inc.(a),(f)                                    29,888
  1,300  Gerber Scientific, Inc.(a)                                       14,040
  4,200  Goodman Global, Inc.(a)                                         103,068
    600  Graham Corp.                                                     31,440
    200  HSW International, Inc.(a)                                        1,246
  8,100  International Coal Group, Inc.(a),(f)                            43,416
  9,407  Liberty Media Holding Corp. - Capital(a)                      1,095,821
 44,236  Liberty Media Holding Corp. - Interactive(a)                    844,023
    100  Nextest Systems Corp.(a)                                          1,989
    500  Northstar Neuroscience, Inc.(a)                                   4,650
    500  Pegasus Wireless Corp.(a),(f)                                         2
  2,700  Penson Worldwide, Inc.(a)                                        38,745
  2,900  Smith & Wesson Holding Corp.(a)                                  17,690

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,800  Teekay LNG Partners LP                                     $    112,746
  2,200  Visicu, Inc.(a)                                                  26,114
                                                                    ------------
                                                                       2,813,564
                                                                    ------------
  MISCELLANEOUS FINANCE - 12.1%
  1,210  1st Source Corp.                                                 20,945
  2,100  Acacia Research - Acacia Technologies(a)                         18,858
  4,200  Advance America, Cash Advance Centers, Inc.                      42,672
  3,050  Advanta Corp. Class B                                            24,613
  2,200  Affiliated Managers Group, Inc.(a)                              258,412
  1,400  Agree Realty Corp.                                               42,140
  6,300  AllianceBernstein Holding LP                                    474,075
  1,500  Amcore Financial, Inc.                                           34,050
  7,150  AmeriCredit Corp.(a),(f)                                         91,449
  2,300  American Campus Communities, Inc.                                61,755
 13,000  American Financial Realty Trust                                 104,260
    800  Ampal-American Israel Corp. Class A(a)                            5,912
  2,900  Anchor Bancorp Wisconsin, Inc.                                   68,208
  6,600  Ashford Hospitality Trust, Inc.                                  47,454
  2,100  Asset Acceptance Capital Corp.                                   21,861
  1,600  Asta Funding, Inc.(f)                                            42,304
  6,550  Astoria Financial Corp.                                         152,418
     74  Atlantic Coast Federal Corp.                                        879
  2,600  Atlantis Plastics, Inc.(a)                                        1,794
  4,901  BOK Financial Corp.                                             253,382
  1,600  BP Prudhoe Bay Royalty Trust(f)                                 128,320
  1,100  Bancorp Rhode Island, Inc.                                       37,554
  2,400  Bank of the Ozarks, Inc.                                         62,880
  2,535  BankUnited Financial Corp. Class A(f)                            17,491
  2,100  Banner Corp.                                                     60,333
    112  Berkshire Hathaway, Inc. Class A(a),(f)                      15,859,200
  1,400  Berkshire Hills Bancorp, Inc.                                    36,400
  8,500  BlackRock, Inc.(b)                                            1,842,800
 18,900  Blackstone Group LP(f)                                          418,257
  9,800  Broadridge Financial Solutions LLC                              219,814
  2,400  Broadpoint Securities Group, Inc.(a)                              2,832
  4,175  CVB Financial Corp.                                              43,170
  1,500  Calamos Asset Management, Inc. Class A                           44,670
    500  Camco Financial Corp.                                             5,525
  4,600  CapLease, Inc.                                                   38,732
    540  Capital Corp. of the West                                        10,492
  2,200  Capital Trust, Inc.                                              67,430
 15,441  CapitalSource, Inc.                                             271,607
    515  Cascade Financial Corp.                                           7,004
  2,100  Cash America International, Inc.                                 67,830
  3,522  Cathay General Bancorp                                           93,298
  3,600  Centerline Holding Co.(f)                                        27,432
  2,676  Central Pacific Financial Corp.                                  49,399
  3,100  Cenveo, Inc.(a)                                                  54,157
    900  Charter Financial Corp.                                          33,300
  1,600  Citizens First Bancorp, Inc.                                     19,632
  2,890  Citizens, Inc.(a),(f)                                            15,982
    400  Clayton Holdings, Inc.(a)                                         2,068
  2,900  Cohen & Steers, Inc.                                             86,913
  5,100  CompuCredit Corp.(a),(f)                                         50,898
  8,900  Corrections Corp. of America(a)                                 262,639
 11,180  Covanta Holding Corp.(a)                                        309,239
  2,400  Cowen Group, Inc.(a)                                             22,824
  1,156  Cross Timbers Royalty Trust                                      47,685
  3,000  Deerfield Capital Corp.(f)                                       24,000
  3,600  Delta Financial Corp.(f)                                            180
    300  Diamond Hill Investment Group, Inc.(a)                           21,936
  3,700  Dime Community Bancshares, Inc.                                  47,249
  2,000  Downey Financial Corp.(f)                                        62,220
  3,200  Duff & Phelps Corp.(a)                                           62,976
    629  ESB Financial Corp.                                               6,290
    300  Eastern Virginia Bankshares, Inc.                                 5,070
  8,800  Eaton Vance Corp.                                               399,608
  1,600  Encore Capital Group, Inc.(a)                                    15,488
  3,000  Epoch Holding Corp.                                              43,920
  3,400  eSpeed, Inc. Class A(a)                                          38,420

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
    700  Evercore Partners, Inc. Class A                            $     15,085
  2,800  Extra Space Storage, Inc.                                        40,012
  4,000  Ezcorp, Inc.(a)                                                  45,160
  3,400  FBR Capital Markets Corp.(a)                                     32,572
  1,950  FCStone Group, Inc.(a)                                           89,758
    900  The FINOVA Group, Inc.(a)                                            10
  1,900  Financial Federal Corp.                                          42,351
  2,061  First Community Bancorp, Inc.                                    84,996
    500  First Defiance Financial Corp.                                   11,010
    800  First Financial Corp.                                            22,672
  1,400  First Financial Holdings, Inc.                                   38,388
  2,150  First Indiana Corp.                                              68,800
  5,100  First Financial Northwest, Inc.(a)                               50,184
  5,500  The First Marblehead Corp.(f)                                    84,150
    615  First Place Financial Corp.                                       8,604
  1,800  FirstFed Financial Corp.(a),(f)                                  64,476
  3,600  Flagstar Bancorp, Inc.                                           25,092
  2,950  Flushing Financial Corp.                                         47,347
 29,600  Fortress Investment Group LLC(f)                                461,168
  7,000  Franklin Street Properties Corp.                                103,600
  9,710  Friedman Billings Ramsey Group, Inc. Class A                     30,489
    300  Frontline Capital Group(a)                                            -
  2,500  GAMCO Investors, Inc. Class A                                   173,000
  2,100  GFI Group, Inc.(a)                                              201,012
 21,800  GLG Partners, Inc.(a),(f)                                       296,480
  3,956  Glacier Bancorp, Inc.(f)                                         74,135
  1,400  Gramercy Capital Corp.(f)                                        34,034
  2,300  Great Lakes Bancorp, Inc.(a)                                     29,486
  1,800  Greenhill & Co., Inc.(f)                                        119,664
    900  HMN Financial, Inc.                                              21,735
  2,000  Heartland Payment Systems, Inc.(f)                               53,600
    420  Heritage Financial Corp.                                          8,358
  4,100  Hersha Hospitality Trust                                         38,950
  2,900  Hugoton Royalty Trust                                            65,047
  1,000  IBERIABANK Corp.                                                 46,750
  3,100  ITC Holdings Corp.                                              174,902
    242  Independence Federal Savings Bank                                 1,573
  2,524  Independent Bank Corp.                                           23,978
  5,800  IndyMac Bancorp, Inc.(f)                                         34,510
    800  InnSuites Hospitality Trust                                       1,080
  2,900  Interactive Brokers Group, Inc. Class A(a)                       93,728
  1,000  International Assets Holding Corp., Inc.(a),(f)                  26,330
  6,441  International Bancshares Corp.                                  134,875
 30,400  Invesco Ltd.(h)                                                 953,952
  3,000  Investment Technology Group, Inc.(a)                            142,770
  4,300  JMP Group, Inc.                                                  36,464
  3,300  Jackson Hewitt Tax Service, Inc.                                104,775
  8,600  Jefferies Group, Inc. New Shares                                198,230
  2,100  KBW, Inc.(a)                                                     53,739
  8,000  KKR Financial Holdings LLC                                      112,400
  1,690  KNBT Bancorp, Inc.                                               26,060
  7,200  Knight Capital Group, Inc. Class A(a)                           103,680
  3,600  LaBranche & Co., Inc.(a)                                         18,144
  5,581  Ladenburg Thalmann Financial Services, Inc.(a),(f)               11,832
  3,600  Lazard Ltd. Class A                                             146,448
  1,000  Lincoln Bancorp                                                  14,250
  1,000  Lipid Sciences, Inc.(a)                                             870
  3,550  MB Financial, Inc.                                              109,446
    900  MCF Corp.(a)                                                      4,725
  8,700  MF Global Ltd.(a)                                               273,789
  7,100  MSCI, Inc.(a)                                                   272,640
    200  Malan Realty Investors, Inc.(a)                                       -
  9,600  MasterCard, Inc. Class A(f)                                   2,065,920
    300  Maxus Realty Trust, Inc.                                          3,015
  1,200  McGrath RentCorp                                                 30,900
  3,300  Medallion Financial Corp.                                        33,066
  5,200  Medical Properties Trust, Inc.                                   52,988
    500  MicroFinancial, Inc.                                              3,115
    115  Mid Penn Bancorp, Inc.                                            3,071
  1,000  The Midland Co.                                                  64,690
  4,600  MoneyGram International, Inc.(f)                                 70,702
  2,462  Monmouth Real Estate Investment Corp. Class A                    19,942
    300  MutualFirst Financial, Inc.                                       4,110
    400  NASB Financial, Inc.                                             10,408
 8,300  The NASDAQ Stock Market, Inc.(a)                                 410,767

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,390  Nastech Pharmaceutical Co., Inc.(a)                        $     12,882
  2,800  National Financial Partners Corp.                               127,708
    120  National Security Group, Inc.                                     2,036
    400  National Western Life Insurance Co. Class A                      82,948
  3,100  Nelnet, Inc. Class A                                             39,401
 22,941  New York Community Bancorp, Inc.                                403,303
  2,900  NewStar Financial, Inc.(a)                                       24,012
    400  North American Scientific, Inc.(a)                                  120
  4,700  Northwest Bancorp, Inc.                                         124,879
  6,800  Nymex Holdings, Inc.                                            908,548
 25,800  Och-Ziff Capital Management Group LLC                           678,024
  4,700  Ocwen Financial Corp.(a)                                         26,038
    700  One Liberty Properties, Inc.                                     12,859
  4,600  optionsXpress Holdings, Inc.                                    155,572
    800  Oritani Financial Corp.(a)                                        9,840
    600  PAB Bankshares, Inc.                                              7,578
  2,125  PMC Commercial Trust                                             22,865
    321  PVF Capital Corp.                                                 3,525
  4,910  Pacific Capital Bancorp                                          98,838
  1,245  Piper Jaffray Cos.(a)                                            57,668
  1,100  Portfolio Recovery Associates, Inc.(f)                           43,637
    500  Provident Financial Holdings, Inc.                                8,230
  2,989  Provident Financial Services, Inc.                               43,101
  5,870  Pzena Investment Management, Inc. Class A(f)                     66,918
  8,450  Raymond James Financial, Inc.                                   275,977
  2,000  Reis, Inc.                                                       15,520
    675  Renasant Corp.                                                   14,560
  1,000  Resource America, Inc. Class A                                   14,670
    200  Riverview Bancorp, Inc.                                           2,292
    300  Roberts Realty Investors, Inc.(a)                                 1,986
    500  Roma Financial Corp.                                              7,845
  3,000  Rome Bancorp, Inc.                                               34,710
 14,020  SEI Investments Co.                                             451,023
  2,265  SWS Group, Inc.                                                  28,698
  4,500  Sanders Morris Harris Group, Inc.                                46,125
  5,503  Santander BanCorp                                                47,656
    300  Security Bank Corp.                                               2,742
  3,300  Siebert Financial Corp.                                          10,692
  3,600  Specialty Underwriters' Alliance, Inc.(a)                        19,260
  7,705  Sterling Financial Corp.                                        127,938
    900  Stifel Financial Corp.(a)                                        47,313
  1,443  Student Loan Corp.                                              158,730
    300  Supertel Hospitality, Inc.                                        1,842
 27,000  Synovus Financial Corp.(a)                                      275,130
 43,680  TD Ameritrade Holding Corp.(a)                                  876,221
    100  TF Financial Corp.                                                2,464
  4,679  Tarragon Corp.(f)                                                 7,019
  2,800  Thomas Weisel Partners Group, Inc.(a)                            38,444
  1,100  TierOne Corp.                                                    24,365
  1,100  U.S. Global Investors, Inc.(f)                                   18,326
  5,300  United Community Banks, Inc.                                     83,740
  1,000  United PanAm Financial Corp.(a)                                   5,120
    100  Value Line, Inc.                                                  4,026
  3,800  ViewPoint Financial Group                                        62,814
 10,252  W Holding Co., Inc.(f)                                           12,405
  2,200  W.P. Carey & Co. LLC                                             73,040
  3,500  W.P. Stewart & Co. Ltd.(f)                                       17,885
    200  WVS Financial Corp.                                               3,286
  5,900  Waddell & Reed Financial, Inc. Class A                          212,931
  6,161  Washington Federal, Inc.                                        130,059
    600  Wauwatosa Holdings, Inc.(a)                                       7,692
    151  Wayne Savings Bancshares, Inc.                                    1,641
  3,873  Webster Financial Corp.                                         123,820
    513  Wesco Financial Corp.                                           208,791
    840  West Bancorp., Inc.                                              10,954
  5,600  Westfield Financial, Inc.                                        54,320
    772  White Mountains Insurance Group, Inc.                           396,847
    200  Willis Lease Finance Corp.(a)                                     2,508
  1,467  Willow Grove Bancorp, Inc.                                       12,308
 10,156  Winthrop Realty Trust, Inc.                                      53,725
  1,200  World Acceptance Corp.(a)                                        32,376
  2,400  Wright Express Corp.(a)                                          85,176
                                                                    ------------
                                                                      38,296,206
                                                                    ------------

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  MOTOR VEHICLES - 1.1%
  2,200  A.O. Smith Corp.                                           $     77,110
  2,800  ASV, Inc.(a),(f)                                                 38,780
    700  Accuride Corp.(a)                                                 5,502
  2,705  Aftermarket Technology Corp.(a)                                  73,738
  3,900  American Axle & Manufacturing Holdings, Inc.                     72,618
  1,100  Amerigon Inc.(a)                                                 23,166
  1,300  Arctic Cat, Inc.                                                 15,522
  5,100  ArvinMeritor, Inc.                                               59,823
  8,200  BorgWarner, Inc.                                                396,962
  2,000  CSK Auto Corp.(a)                                                10,020
  1,400  Cascade Corp.                                                    65,044
  1,100  Coachmen Industries, Inc.                                         6,545
    100  Commercial Vehicle Group, Inc.(a)                                 1,450
  5,500  Donaldson Co., Inc.                                             255,090
  1,300  Dorman Products, Inc.(a)                                         18,577
  3,300  Federal-Mogul Corp.(a)                                            1,353
  3,690  Fleetwood Enterprises, Inc.(a)                                   22,066
  2,100  FortuNet, Inc.(a),(f)                                            16,884
    650  Fuel Systems Solutions, Inc.(a)                                   9,288
 10,190  Gentex Corp.                                                    181,076
  2,700  Group 1 Automotive, Inc.                                         64,125
  4,000  H&E Equipment Services, Inc.(a)                                  75,520
  7,100  Hayes Lemmerz International, Inc.(a)                             32,447
  9,600  LKQ Corp.(a)                                                    201,792
  4,845  Lear Corp.(a)                                                   134,013
  1,000  Lithia Motors, Inc. Class A                                      13,730
  1,300  MarineMax, Inc.(a)                                               20,150
  2,600  Midas, Inc.(a)                                                   38,116
  1,900  Modine Manufacturing Co.                                         31,369
  1,800  Monaco Coach Corp.                                               15,984
  1,125  Monro Muffler, Inc.                                              21,926
  2,120  Myers Industries, Inc.                                           30,676
    850  Noble International Ltd.                                         13,864
  5,200  Oshkosh Truck Corp.                                             245,752
  6,500  Penske Auto Group, Inc.                                         113,490
  2,600  Polaris Industries, Inc.(f)                                     124,202
    447  Proliance International, Inc.(a)                                    805
  4,050  Rush Enterprises, Inc. Class A(a)                                73,629
  2,600  Sonic Automotive, Inc.                                           50,336
  2,275  Spartan Motors, Inc.(f)                                          17,381
  1,300  Standard Motor Products, Inc.                                    10,608
  1,300  Stoneridge, Inc.(a)                                              10,452
  3,110  Superior Industries International, Inc.                          56,509
  7,200  TRW Automotive Holdings Corp.(a)                                150,480
  3,685  Thor Industries, Inc.                                           140,067
  2,500  Titan International, Inc.                                        78,150
  4,600  U.S. Auto Parts Network, Inc.(a)                                 37,306
  7,700  Visteon Corp.(a)                                                 33,803
  5,000  WABCO Holdings, Inc.                                            250,450
  3,400  Winnebago Industries, Inc.                                       71,468
                                                                    ------------
                                                                       3,509,214
                                                                    ------------
   NON-DURABLES - 1.7%
  2,100  AFC Enterprises, Inc.(a)                                         23,772
 20,644  Activision, Inc.(a),(g)                                         613,127
  3,900  American Greetings Corp. Class A                                 79,170
  1,100  BJ's Restaurants, Inc.(a)                                        17,886
    615  Benihana, Inc.(a)                                                 7,780
  2,630  Benihana, Inc. Class A(a)                                        33,532
  1,200  Blue Nile, Inc.(a),(f)                                           81,672
  2,500  Bob Evans Farms, Inc.                                            67,325
    210  Bowl America, Inc. Class A                                        3,341
  7,200  Brinker International, Inc.                                     140,832
  2,600  Buca, Inc.(a)                                                     2,340
  1,800  Buffalo Wild Wings, Inc.(a)                                      41,796
  1,715  CBRL Group, Inc.                                                 55,549
  2,250  CEC Entertainment, Inc.(a)                                       58,410
  3,300  CKE Restaurants, Inc.                                            43,560
  4,100  Cabela's, Inc. Class A(a)                                        61,787
  2,100  California Pizza Kitchen, Inc.(a)                                32,697
  2,400  Centillium Communications, Inc.(a)                                2,760
  5,300  Century Casinos, Inc.(a)                                         34,132
  5,117  The Cheesecake Factory, Inc.(a)                                 121,324
  3,400  Cheniere Energy, Inc.(a)                                        110,976
    400  Churchill Downs, Inc.                                            21,588
  5,500  Cosi, Inc.(a)                                                    12,320
 10,600  Denny's Corp.(a)                                                 39,750
  3,600  Domino's Pizza, Inc.                                             47,628
  3,300  Dover Motorsports, Inc.                                          21,615

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  1,200  Drew Industries, Inc.(a)                                   $     32,880
  1,200  EMAK Worldwide, Inc.(a)                                           1,116
  1,100  Einstein Noah Restaurant Group, Inc.(a)                          19,965
  2,500  Famous Dave's of America, Inc.(a)                                33,900
  1,100  Forward Industries, Inc.(a)                                       2,552
  1,400  Gaming Partners International Corp.(a)                            9,828
  1,500  Handleman Co.(f)                                                  2,565
  2,218  Hibbett Sports, Inc.(a)                                          44,316
  4,300  Hollywood Media Corp.(a)                                         12,470
  1,200  IHOP Corp.                                                       43,896
  3,800  International Speedway Corp. Class A                            156,484
  4,000  Isle of Capri Casinos, Inc.(a)                                   55,080
  4,500  Jack in the Box, Inc.(a)                                        115,965
  2,013  Jakks Pacific, Inc.(a)                                           47,527
    300  Kreisler Manufacturing Corp.(a)                                   4,218
  3,700  Krispy Kreme Doughnuts, Inc.(a),(f)                              11,692
  2,100  Lancaster Colony Corp.                                           83,370
  1,200  Landry's Restaurants, Inc.                                       23,640
    300  Lazare Kaplan International, Inc.(a)                              2,439
  2,500  Leapfrog Enterprises, Inc.(a)                                    16,825
    800  Lenox Group, Inc.(a)                                              2,112
  3,100  Lodgenet Entertainment Corp.(a)                                  54,064
  1,700  Luby's, Inc.(a)                                                  17,272
  1,500  Majesco Entertainment Co.(a)                                      2,010
  5,500  Marvel Entertainment, Inc.(a)                                   146,905
  1,100  McCormick & Schmick's Seafood Restaurants, Inc.(a)               13,123
  1,900  Metal Management, Inc.                                           86,507
  6,000  Midway Games, Inc.(a),(f)                                        16,560
  2,600  Movado Group, Inc.                                               65,754
  1,705  O'Charleys, Inc.                                                 25,541
  3,295  P.F. Chang's China Bistro, Inc.(a)                               75,258
  2,300  Panera Bread Co. Class A(a)                                      82,386
  3,300  Papa John's International, Inc.(a)                               74,910
    900  Peco II, Inc.(a)                                                    711
  6,900  Penn National Gaming, Inc.(a)                                   410,895
  1,670  RC2 Corp.(a)                                                     46,877
  1,200  Red Robin Gourmet Burgers, Inc.(a)                               38,388
  3,100  Regis Corp.                                                      86,676
  2,600  Ruby Tuesday, Inc.                                               25,350
  1,300  Russ Berrie & Co., Inc.(a)                                       21,268
 20,300  Service Corp. International                                     285,215
    400  Servotronics, Inc.(a)                                             5,800
  2,600  Shutterfly, Inc.(a)                                              66,612
  4,437  Sonic Corp.(a)                                                   97,170
  4,700  Sotheby's Holdings, Inc. Class A                                179,070
    900  The Steak n Shake Co.(a)                                          9,810
  1,810  Steinway Musical Instruments, Inc.                               49,902
  7,700  Stewart Enterprises, Inc. Class A                                68,530
  4,850  THQ, Inc.(a)                                                    136,722
  5,200  Take-Two Interactive Software, Inc.(a),(f)                       95,940
  3,300  Traffix, Inc.                                                    20,196
  2,400  Trans World Entertainment Corp.(a)                               11,760
  5,100  Triarc Cos.                                                      44,676
  6,400  Trump Entertainment Resorts, Inc.(a),(f)                         27,520
  3,955  Tupperware Corp.                                                130,634
  2,600  VCG Holding Corp.(a),(f)                                         35,256
  9,800  Warner Music Group Corp.                                         59,388
  7,400  World Wrestling Entertainment, Inc.                             109,224
  3,090  Youbet.com, Inc.(a)                                               3,461
                                                                     -----------
                                                                       5,226,850
                                                                     -----------
  NON-FERROUS METALS - 1.2%
    800  A.M. Castle & Co.                                                21,752
  7,600  Advanced Environmental Recycling Technologies, Inc.
           Class A(a)                                                      5,548
  1,500  Brush Engineered Materials, Inc.(a)                              55,530
  3,000  Century Aluminum Co.(a)                                         161,820
    200  Claymont Steel, Inc.(a)                                           4,670
 38,800  Coeur d'Alene Mines Corp.(a),(f)                                191,672
  8,300  Commercial Metals Co.                                           244,435
  2,427  Encore Wire Corp.                                                38,638
  3,100  General Moly, Inc.(a)                                            36,177
  8,700  Hecla Mining Co.(a)                                              81,345

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,700  Horsehead Holding Corp.(a)                                 $     62,789
  1,500  Kaiser Aluminum Corp.                                           119,220
    600  Metalico, Inc.(a)                                                 6,504
  1,300  Minerals Technologies, Inc.                                      87,035
  3,100  Mueller Industries, Inc.                                         89,869
  1,700  RTI International Metals, Inc.(a)                               117,181
  5,324  Reliance Steel & Aluminum Co.                                   288,561
 21,400  Southern Copper Corp.(f)                                      2,249,782
  5,484  Stillwater Mining Co.(a)                                         52,975
                                                                     -----------
                                                                       3,915,503
                                                                     -----------
  OPTICAL PHOTO & EQUIPMENT - 0.1%
  1,200  CPI Corp.                                                        28,260
  1,100  Cyberoptics Corp.(a)                                             13,200
  2,900  Imation Corp.                                                    60,900
 11,630  Ingram Micro, Inc. Class A(a)                                   209,805
  2,095  LaserCard Corp.(a),(f)                                           22,207
    200  Meade Instruments Corp.(a)                                          248
  1,900  Photronics, Inc.(a)                                              23,693
    100  StockerYale, Inc.(a)                                                 93
  1,000  Zygo Corp.(a)                                                    12,460
                                                                     -----------
                                                                         370,866
                                                                     -----------
  PAPER & FOREST PRODUCTS - 0.5%
  3,664  AbitibiBowater, Inc.(f)                                          75,515
  2,800  Buckeye Technologies, Inc.(a)                                    35,000
    804  CSS Industries, Inc.                                             29,507
  5,900  Caraustar Industries, Inc.(a)                                    18,231
  1,200  Chesapeake Corp.                                                  6,228
  1,500  Deltic Timber Corp.                                              77,235
 44,500  Domtar Corp.(a)                                                 342,205
    480  Kadant, Inc.(a)                                                  14,242
  7,000  Kapstone Paper and Packaging Corp.(a)                            49,000
  5,500  Louisiana-Pacific Corp.                                          75,240
  1,000  Lydall, Inc.(a)                                                  10,520
  1,400  Neenah Paper, Inc.                                               40,810
  1,400  P.H. Glatfelter Co.                                              21,434
  7,300  Packaging Corp. of America                                      205,860
  2,259  Potlatch Corp.                                                  100,390
  5,471  Rayonier, Inc.                                                  258,450
  2,000  Rock-Tenn Co. Class A                                            50,820
 18,080  Smurfit-Stone Container Corp.(a)                                190,925
  1,400  Universal Forest Products, Inc.                                  41,244
  3,700  Wausau Paper Corp.                                               33,263
                                                                     -----------
                                                                       1,676,119
                                                                     -----------
  PRODUCER GOODS - 4.2%
  6,523  AGCO Corp.(a)                                                   443,433
    750  Aaon, Inc.                                                       14,865
  3,600  Actuant Corp. Class A                                           122,436
  9,600  Akorn, Inc.(a)                                                   70,464
    700  Alamo Group, Inc.                                                12,684
  1,900  Albany International Corp. Class A                               70,490
    115  Allied Motion Technologies, Inc.(a)                                 530
  2,000  Allis-Chalmers Energy, Inc.(a)                                   29,500
  1,200  American Vanguard Corp.(f)                                       20,820
  7,500  Ametek, Inc.                                                    351,300
  2,700  Applied Industrial Technologies, Inc.                            78,354
  5,000  AptarGroup, Inc.                                                204,550
     14  Arotech Corp.(a)                                                     29
  1,500  Astec Industries, Inc.(a)                                        55,785
  6,500  BE Aerospace, Inc.(a)                                           343,850
  3,300  Baldor Electric Co.                                             111,078
  3,800  Barnes Group, Inc.                                              126,882
  1,600  Blount International, Inc.(a)                                    19,696
  2,700  Blyth, Inc.                                                      59,238
  3,600  Briggs & Stratton Corp.                                          81,576
    600  CIRCOR International, Inc.                                       27,816
  1,100  Cantel Medical Corp.(a)                                          16,038
 18,200  Capstone Turbine Corp.(a),(f)                                    29,666
    200  Catalyst Semiconductor, Inc.(a)                                     930
  2,000  Chart Industries, Inc.(a)                                        61,800
  1,100  Cherokee International Corp.(a)                                   2,244
    100  Chicago Rivet & Machine Co.                                       2,010
  3,100  Clarcor, Inc.                                                   117,707
  4,185  Cognex Corp.                                                     84,328
  2,000  Columbus McKinnon Corp.(a)                                       65,240
  1,900  Comfort Systems USA, Inc.                                        24,282

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
    360  Concord Camera Corp.(a)                                    $      1,138
  1,900  Cryo-Cell International, Inc.(a)                                  1,558
    600  Culp, Inc.(a)                                                     4,182
  3,000  Curtiss-Wright Corp.                                            150,600
    100  DXP Enterprises, Inc.(a)                                          4,668
  2,000  Diamond Management & Technology Consultants, Inc.                14,540
    300  Directed Electronics, Inc.(a)                                       498
  5,500  Distributed Energy Systems Corp.(a),(f)                           2,200
  1,200  Dynamic Materials Corp.                                          70,752
    300  The Eastern Co.                                                   5,502
  7,300  Evergreen Solar, Inc.(a),(f)                                    126,071
  5,400  FMC Corp.                                                       294,570
  1,600  The Fairchild Corp.(a)                                            4,160
 10,690  Fastenal Co.                                                    432,090
  2,500  Federal Signal Corp.                                             28,050
  5,000  Flanders Corp.(a),(f)                                            28,100
  4,000  Flowserve Corp.                                                 384,800
  5,240  Foster Wheeler Ltd.(a)                                          812,305
  2,500  Franklin Electric Co., Inc.(f)                                   95,675
  3,700  Gardner Denver, Inc.(a)                                         122,100
  2,070  The Gorman-Rupp Co.                                              64,584
  4,487  Graco, Inc.                                                     167,186
  7,200  GrafTech International Ltd.(a)                                  127,800
    700  HI Shear Technology Corp.                                         8,561
  3,000  HNI Corp.(f)                                                    105,180
    800  Hardinge, Inc.                                                   13,424
  6,000  Harsco Corp.                                                    384,420
  4,290  Herman Miller, Inc.                                             138,953
  6,300  Hexcel Corp.(a)                                                 152,964
  4,100  Hubbell, Inc. Class B                                           211,560
    100  Hurco Companies, Inc.(a)                                          4,365
  5,525  IDEX Corp.                                                      199,618
    100  Ibis Technology Corp.(a)                                             43
    400  Inplay Technologies, Inc.(a)                                        524
    500  IntriCon Corp.(a)                                                 6,225
  5,375  Jarden Corp.(a)                                                 126,904
  2,000  Kaydon Corp.                                                    109,080
  4,700  Kennametal, Inc.                                                177,942
  2,700  Knoll, Inc.                                                      44,361
  1,200  L.B. Foster Co. Class A(a)                                       62,076
  1,100  LaBarge, Inc.(a)                                                 15,818
  1,000  Ladish Co., Inc.(a)                                              43,190
    534  Lawson Products, Inc.                                            20,249
  4,700  Lennox International, Inc.                                      194,674
  1,082  Libbey, Inc.                                                     17,139
  2,895  Lincoln Electric Holdings, Inc.                                 206,066
    800  Lindsay Manufacturing Co.                                        56,552
  3,200  Liquidity Services, Inc.(a)                                      41,280
  1,400  MFRI, Inc.(a)                                                    14,938
  4,600  MSC Industrial Direct Co. Class A                               186,162
  1,700  Magnetek, Inc.(a)                                                 7,276
    900  Material Sciences Corp.(a)                                        6,687
  1,800  Matthews International Corp. Class A                             84,366
  2,700  Merix Corp.(a)                                                   12,555
  3,360  Micrel, Inc.                                                     28,392
  1,200  Middleby Corp.(a)                                                91,944
    436  Milacron, Inc.(a)                                                 1,355
    900  Modtech Holdings, Inc.(a)                                           801
  2,725  Moog, Inc. Class A(a)                                           124,832
  6,400  Mueller Water Products, Inc. Series B                            63,808
    400  NACCO Industries, Inc. Class A                                   39,876
  1,300  NATCO Group, Inc. Class A(a)                                     70,395
  3,700  NN, Inc.                                                         34,854
  2,400  Nordson Corp.                                                   139,104
  4,000  Oceaneering International, Inc.(a)                              269,400
  4,500  PainCare Holdings, Inc.(a)                                          540
  1,700  Park-Ohio Holdings Corp.(a)                                      42,670
  6,950  Pentair, Inc.                                                   241,930
 12,007  Plug Power, Inc.(a)                                              47,428
  1,600  Possis Medical, Inc.(a)                                          23,328
  3,140  Presstek, Inc.(a)                                                16,077
  2,300  RBC Bearings, Inc.(a)                                            99,958
  1,000  Reddy Ice Holdings, Inc.                                         25,310
  2,305  Regal-Beloit Corp.                                              103,610
  2,900  Research Frontiers, Inc.(a),(f)                                  28,420
    700  Riviera Holdings Corp.(a)                                        21,560
  1,200  Robbins & Myers, Inc.                                            90,756
  1,071  Ronson Corp.                                                      1,628
  6,300  Roper Industries, Inc.                                          394,002
  2,070  SI International, Inc.(a)                                        56,863

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,748  SPX Corp.                                                  $    385,482
  7,000  Safeguard Scientifics, Inc.(a)                                   12,600
  4,700  Sauer-Danfoss, Inc.                                             117,735
  5,900  The Shaw Group, Inc.(a)                                         356,596
  2,100  Somanetics Corp.(a)                                              49,665
  1,800  Sonic Solutions, Inc.(a)                                         18,702
  1,000  Spectrum Control, Inc.(a)                                        15,400
    700  Standex International Corp.                                      12,215
 10,600  Steelcase, Inc. Class A                                         168,222
    300  Strattec Security Corp.                                          12,429
  2,050  Sun Hydraulics, Inc.                                             51,722
  1,400  T-3 Energy Services, Inc.(a)                                     65,814
  1,165  TRM Corp.(a)                                                        524
  2,000  Team, Inc.(a)                                                    73,160
  1,500  Technology Research Corp.                                         5,070
  1,300  Tecumseh Products Co. Class A(a)                                 30,433
  2,500  Teleflex, Inc.                                                  157,525
  1,200  Tennant Co.                                                      53,148
  2,800  Tenneco, Inc.(a)                                                 72,996
  8,000  ThermoGenesis Corp.(a),(f)                                       12,640
  6,400  Timken Co.                                                      210,240
  5,100  Trinity Industries, Inc.                                        141,576
  1,200  Triumph Group, Inc.                                              98,820
  1,900  TurboChef Technologies, Inc.(a),(f)                              31,350
    800  Twin Disc, Inc.                                                  56,616
  2,100  Tyler Technologies, Inc.(a)                                      27,069
  8,340  Valhi, Inc.                                                     132,940
  1,900  Valmont Industries, Inc.                                        169,328
  2,000  Watsco, Inc.                                                     73,520
  2,800  Watts Water Technologies, Inc. Class A                           83,440
  2,500  Woodward Governor Co.                                           169,875
  1,100  X-Rite, Inc.(a)                                                  12,782
                                                                    ------------
                                                                      13,184,377
                                                                    ------------
  RAILROADS & SHIPPING - 0.6%
  3,100  Alexander & Baldwin, Inc.                                       160,146
  4,900  American Commercial Lines, Inc.(a)                               79,576
    700  Capital Product Partners LP                                      17,332
  4,600  Diamondhead Casino Corp.(a)                                      11,684
  4,700  Double Hull Tankers, Inc.                                        57,528
  3,400  Eagle Bulk Shipping, Inc.                                        90,270
  1,500  Excel Maritime Carriers Ltd.                                     60,285
  1,600  Freightcar America, Inc.                                         56,000
  3,400  GATX Corp.                                                      124,712
  2,100  Genco Shipping & Trading Ltd.                                   114,996
  2,300  General Maritime Corp.                                           56,235
  2,150  Genesee & Wyoming, Inc. Class A(a)                               51,965
  2,000  Greenbrier Cos., Inc.(f)                                         44,520
  3,200  Horizon Lines, Inc. Class A                                      59,648
  1,900  Hornbeck Offshore Services, Inc.(a)                              85,405
    300  International Shipholding Corp.(a)                                6,540
    700  K-Sea Transportation Partners LP                                 25,123
  5,400  Kansas City Southern(a)                                         185,382
  1,900  Martin Midstream Partners LP                                     67,450
  1,200  OceanFreight, Inc.                                               23,076
  2,700  OSG America LP(a)                                                50,085
  2,000  Overseas Shipholding Group, Inc.                                148,860
  1,000  Saia, Inc.(a)                                                    13,300
  5,300  Ship Finance International Ltd.(f)                              146,863
  2,000  TBS International Ltd.(a)                                        66,120
  1,100  Trico Marine Services, Inc.(a)                                   40,722
  2,100  U.S. Shipping Partners LP                                        27,636
  3,400  Westinghouse Air Brake Technologies Corp.                       117,096
                                                                    ------------
                                                                       1,988,555
                                                                    ------------
  REAL PROPERTY - 4.4%
  7,000  AMB Property Corp.                                              402,920
    500  AMREP Corp.(f)                                                   15,275
  2,300  Acadia Realty Trust                                              58,903
  1,795  Alesco Financial, Inc.(f)                                         5,888
    400  Alexander's, Inc.(a)                                            141,300
  2,200  Alexandria Real Estate Equities, Inc.                           223,674
    400  American Land Lease, Inc.                                         7,932
    500  American Mortgage Acceptance Co.                                    545
    500  American Realty Investors, Inc.                                   4,875
  4,400  Amerivest Properties, Inc.(a)                                         -

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
 29,200  Annaly Capital Management, Inc.                            $    530,856
  4,600  Anthracite Capital, Inc.(b)                                      33,304
  2,700  Anworth Mortgage Asset Corp.                                     22,302
  1,500  Arbor Realty Trust, Inc.                                         24,165
  1,200  Associated Estates Realty Corp.                                  11,328
    600  Avatar Holdings, Inc.(a),(f)                                     25,092
  3,635  BRE Properties, Inc.                                            147,327
  2,000  BRT Realty Trust                                                 30,600
  3,500  Big 5 Sporting Goods Corp.                                       50,470
  3,800  BioMed Realty Trust, Inc.                                        88,046
  6,314  Brandywine Realty Trust                                         113,210
 32,200  Brookfield Properties Corp.                                     619,850
  4,800  CBL & Associates Properties, Inc.                               114,768
  2,300  CBRE Realty Finance, Inc.                                        12,282
  3,200  California Coastal Communities, Inc.                             18,816
  3,957  Camden Property Trust                                           190,530
  2,500  Capstead Mortgage Corp.                                          32,975
  4,100  Care Investment Trust, Inc.                                      44,034
  1,100  Cedar Shopping Centers, Inc.                                     11,253
    900  Chimera Investment Corp.                                         16,092
  3,200  Colonial Properties Trust                                        72,416
  3,400  Corporate Office Properties Trust                               107,100
  3,000  Cousins Properties, Inc.                                         66,300
  1,800  Crystal River Capital, Inc.(f)                                   25,992
 12,200  DCT Industrial Trust, Inc.                                      113,582
  5,800  DiamondRock Hospitality Co.                                      86,884
  4,300  Digital Realty Trust, Inc.                                      164,991
  8,000  Douglas Emmett, Inc.                                            180,880
 10,275  Duke Realty Corp.                                               267,972
  2,200  Dupont Fabros Technology, Inc.                                   43,120
  1,200  Eastgroup Properties, Inc.                                       50,220
  5,000  Education Realty Trust, Inc.                                     56,200
  1,800  Entertainment Properties Trust                                   84,600
  1,700  Equity Lifestyle Properties, Inc.                                77,639
  5,255  Equity One, Inc.                                                121,023
  1,800  Essex Property Trust, Inc.                                      175,482
  4,040  Federal Realty Investment Trust                                 331,886
  4,500  FelCor Lodging Trust, Inc.                                       70,155
  1,327  First Acceptance Corp.(a)                                         5,600
  3,200  First Industrial Realty Trust, Inc.                             110,720
  1,200  First Potomac Realty Trust                                       20,748
  7,400  Forest City Enterprises, Inc. Class A                           328,856
  2,833  Forestar Real Estate Group, Inc.(a)                              66,838
  2,300  GMH Communities Trust                                            12,696
  1,900  Getty Realty Corp.                                               50,692
  2,100  Gladstone Commercial Corp.                                       36,834
  2,700  Glimcher Realty Trust                                            38,583
  4,922  Grubb & Ellis Co.                                                31,550
 15,700  HCP, Inc.                                                       546,046
 14,700  HRPT Properties Trust                                           113,631
  6,052  Health Care REIT, Inc.                                          270,464
  3,700  Healthcare Realty Trust, Inc.                                    93,943
  3,350  Highwoods Properties, Inc.                                       98,423
  6,280  Hilltop Holdings, Inc.(a)                                        68,578
  2,400  Home Properties, Inc.                                           107,640
  6,505  Hospitality Properties Trust                                    209,591
  1,600  Housevalues, Inc.(a)                                              4,960
  5,500  IMPAC Mortgage Holdings, Inc.(f)                                  3,080
  5,100  Icahn Enterprises LP                                            661,572
  6,800  Inland Real Estate Corp.                                         96,288
  7,000  Investors Real Estate Trust                                      62,790
  9,200  iStar Financial, Inc.                                           239,660
    500  JER Investors Trust, Inc.                                         5,385
  2,600  Jones Lang LaSalle, Inc.                                        185,016
  2,400  Kilroy Realty Corp.                                             131,904
  1,700  Kite Realty Group Trust                                          25,959
    900  LTC Properties, Inc.                                             22,545
  2,900  LaSalle Hotel Properties                                         92,510
  4,620  Lexington Corporate Properties Trust                             67,175
  6,260  Liberty Property Trust                                          180,351
  2,800  LoopNet, Inc.(a)                                                 39,340
  7,570  Luminent Mortgage Capital, Inc.(f)                                5,905
 10,300  MFA Mortgage Investments, Inc.                                   95,275
  5,100  The Macerich Co.                                                362,406
  4,600  Mack-Cali Realty Corp.                                          156,400
  3,400  Maguire Properties, Inc.(f)                                     100,198
  3,400  Meruelo Maddux Properties, Inc.(a)                               13,600
  1,800  Mid-America Apartment Communities, Inc.                          76,950
  1,100  Mission West Properties, Inc.                                    10,461

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
 10,424  Move, Inc.(a)                                              $     25,539
  1,600  National Health Investors, Inc.                                  44,640
  5,191  National Retail Properties, Inc.                                121,366
  6,500  Nationwide Health Properties, Inc.                              203,905
  5,705  Newcastle Investment Corp.(f)                                    73,937
  6,000  NorthStar Realty Finance Corp.                                   53,520
  1,750  Novastar Financial, Inc.(a),(f)                                   5,058
  3,400  Omega Healthcare Investors, Inc.                                 54,570
  3,500  Origen Financial, Inc.                                           14,000
    900  Orleans Homebuilders, Inc.(f)                                     3,213
  2,100  PS Business Parks, Inc.                                         110,355
  1,500  Parkway Properties, Inc.                                         55,470
  2,799  Pennsylvania Real Estate Investment Trust                        83,074
    300  Pope Resources, Inc. - LP                                        12,825
  3,100  Post Properties, Inc.                                           108,872
  7,100  RAIT Investment Trust(f)                                         61,202
  1,600  Ramco-Gershenson Properties Trust                                34,192
  1,300  Reading International, Inc. Class A(a)                           12,987
  7,100  Realty Income Corp.                                             191,842
  1,600  Redwood Trust, Inc.(f)                                           54,784
  4,900  Regency Centers Corp.                                           316,001
  4,282  SL Green Realty Corp.                                           400,196
  1,300  Saul Centers, Inc.                                               69,459
  5,900  Senior Housing Properties Trust                                 133,812
    900  Sovran Self Storage, Inc.                                        36,090
  5,400  The St. Joe Co.(f)                                              191,754
  1,600  Stonemor Partners LP(f)                                          32,080
  4,400  Strategic Hotel Capital, Inc.                                    73,612
    200  Stratus Properties, Inc.(a)                                       6,788
  2,900  Sun Communities, Inc.                                            61,103
  3,700  Sunstone Hotel Investors, Inc.                                   67,673
  2,300  Tanger Factory Outlet Centers, Inc.                              86,733
  3,800  Taubman Centers, Inc.                                           186,922
  1,100  Thomas Properties Group, Inc.                                    11,858
  8,355  Thornburg Mortgage, Inc.(f)                                      77,200
  3,000  Toreador Resources Corp.(a),(f)                                  20,970
    100  Transcontinental Realty Investors, Inc.(a)                        1,546
  5,000  U-Store-It Trust                                                 45,800
  9,465  UDR, Inc.                                                       187,880
  1,300  Universal Health Realty Income Trust                             46,072
  1,300  Urstadt Biddle Properties, Inc.                                  19,708
    900  Urstadt Biddle Properties, Inc. Class A                          13,950
  9,700  Ventas, Inc.                                                    438,925
  2,800  Washington Real Estate Investment Trust                          87,948
  6,075  Weingarten Realty Investors                                     190,998
  1,049  ZipRealty, Inc.(a)                                                5,874
                                                                    ------------
                                                                      14,082,520
                                                                    ------------
  RETAIL - 2.1%
  4,470  1-800-FLOWERS.COM, Inc. Class A(a)                               39,023
  3,066  99 Cents Only Stores(a)                                          24,405
  3,100  A.C. Moore Arts & Crafts, Inc.(a)                                42,625
  2,975  Aaron Rents, Inc.                                                57,239
  7,200  Advance Auto Parts, Inc.                                        273,528
  3,200  Allion Healthcare, Inc.(a)                                       17,568
  1,300  Alloy, Inc.(a)                                                   12,246
  2,100  American Apparel, Inc.(a)                                        31,500
 15,165  American Eagle Outfitters, Inc.                                 314,977
  3,475  AnnTaylor Stores Corp.(a)                                        88,821
    200  Arden Group, Inc. Class A                                        30,938
  2,300  Asbury Automotive Group, Inc.                                    34,615
  4,000  BJ's Wholesale Club, Inc.(a)                                    135,320
  4,400  Barnes & Noble, Inc.                                            151,580
    700  Bidz.com, Inc.(a)                                                 6,251
  1,100  Bluegreen Corp.(a)                                                7,909
  2,600  The Bon-Ton Stores, Inc.(f)                                      24,674
  1,200  Books-A-Million, Inc.                                            14,304
  4,200  Borders Group, Inc.                                              44,730
  5,556  Brightpoint, Inc.(a)                                             85,340
  1,300  Build-A-Bear Workshop, Inc.(a)                                   18,135
 15,300  Carmax, Inc.(a),(f)                                             302,175
  3,700  Casey's General Stores, Inc.                                    109,557
  3,100  Casual Male Retail Group, Inc.                                   16,058
  2,750  The Cato Corp. Class A                                           43,065

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  2,400  Central Garden & Pet Co. Class A(a)                        $     12,864
  1,800  Charlotte Russe Holding, Inc.(a)                                 29,070
 12,255  Charming Shoppes, Inc.(a)                                        66,299
 11,300  Chico's FAS, Inc.(a)                                            102,039
  2,105  The Children's Place Retail Stores, Inc.(a)                      54,583
  2,238  Christopher & Banks Corp.                                        25,625
  7,670  Coldwater Creek, Inc.(a)                                         51,312
  3,600  Collective Brands, Inc.(a)                                       62,604
  4,700  Cost Plus, Inc.(a),(f)                                           20,398
  3,200  DSW, Inc. Class A(a),(f)                                         60,032
  5,199  dELiA*s, Inc.(a)                                                 14,089
  6,705  Dollar Tree Stores, Inc.(a)                                     173,794
  6,606  Dress Barn, Inc.(a)                                              82,641
  3,400  drugstore.com, Inc.(a)                                           11,220
    600  Eddie Bauer Holdings, Inc.(a)                                     3,810
  3,500  The Finish Line, Inc. Class A                                     8,470
    200  Flanigan's Enterprises, Inc.                                      1,610
 10,200  Foot Locker, Inc.                                               139,332
  2,850  Fred's, Inc.                                                     27,445
  1,400  Gander Mountain Co.(a),(f)                                        6,902
  2,200  Genesco, Inc.(a)                                                 83,160
  3,320  The Great Atlantic & Pacific Tea Co., Inc.(a)                   104,016
  2,200  Gymboree Corp.(a)                                                67,012
  2,700  HFF, Inc. Class A(a)                                             20,898
  6,500  Hanesbrands, Inc.(a)                                            176,605
  1,000  hhgregg, Inc.(a)                                                 13,760
  3,250  Hot Topic, Inc.(a)                                               18,915
  4,000  Insight Enterprises, Inc.(a)                                     72,960
  3,800  Jamba, Inc.(a),(f)                                               14,060
  1,365  Jo-Ann Stores, Inc.(a)                                           17,854
  1,100  Kirkland's, Inc.(a)                                               1,089
  2,700  Longs Drug Stores Corp.                                         126,900
  3,700  Men's Wearhouse, Inc.                                            99,826
  8,010  O'Reilly Automotive, Inc.(a)                                    259,764
  1,300  Overstock.com, Inc.(a),(f)                                       20,189
  3,000  PC Connection, Inc.(a)                                           34,050
  4,925  Pacific Sunwear of California, Inc.(a)                           69,492
  3,700  The Pep Boys - Manny, Moe & Jack                                 42,476
  9,600  PetSmart, Inc.                                                  225,888
  6,500  Pier 1 Imports, Inc.(a)                                          33,995
  2,950  PriceSmart, Inc.                                                 88,677
  4,700  Rent-A-Center, Inc.(a)                                           68,244
  2,200  Retail Ventures, Inc.(a)                                         11,198
 57,600  Rite Aid Corp.(a),(f)                                           160,704
  9,700  Ross Stores, Inc.                                               248,029
  2,800  Ruddick Corp.                                                    97,076
  1,700  Ruth's Chris Steak House, Inc.(a)                                15,198
  9,500  Saks, Inc.(a)                                                   197,220
 11,570  Sally Beauty Co., Inc.(a)                                       104,709
  1,500  School Specialty, Inc.(a)                                        51,825
  2,800  Sharper Image Corp.(a),(f)                                        7,840
  1,800  Shoe Carnival, Inc.(a)                                           25,398
  2,150  Stamps.com, Inc.                                                 26,187
  3,200  Stein Mart, Inc.                                                 15,168
  3,600  Systemax, Inc.(f)                                                73,152
  4,800  The Talbots, Inc.                                                56,736
  3,800  Texas Roadhouse, Inc. Class A(a)                                 42,028
  2,800  Tractor Supply Co.(a)                                           100,632
  3,100  Tuesday Morning Corp.                                            15,717
  1,800  Tween Brands, Inc.(a)                                            47,664
  4,157  Ulta Salon Cosmetics & Fragrance, Inc.(a)                        71,293
  1,700  Unifirst Corp.                                                   64,600
  1,800  United Stationers, Inc.(a)                                       83,178
 11,700  Urban Outfitters, Inc.(a)                                       318,942
  1,800  Weis Markets, Inc.                                               71,892
  1,600  West Marine, Inc.(a)                                             14,368
  4,475  The Wet Seal, Inc. Class A(a)                                    10,427
  7,300  Williams-Sonoma, Inc.                                           189,070
  2,700  Wilsons The Leather Experts, Inc.(a)                              2,538
  3,500  Zale Corp.(a)                                                    56,210
  2,800  Zumiez, Inc.(a)                                                  68,208
                                                                    ------------
                                                                       6,787,759
                                                                    ------------

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DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  SOAPS & COSMETICS - 0.3%
  6,970  Alberto-Culver Co.                                         $    171,044
  6,500  Bare Escentuals, Inc.(a)                                        157,625
  1,400  Chattem, Inc.(a)                                                105,756
  4,700  Church & Dwight Co., Inc.                                       254,129
  3,500  Elizabeth Arden, Inc.(a)                                         71,225
  2,700  Inter Parfums, Inc.                                              48,519
  4,300  Nu Skin Enterprises, Inc. Class A                                70,649
  1,100  Parlux Fragrances, Inc.(a)                                        4,510
  1,000  Physicians Formula Holdings, Inc.(a)                             11,880
 29,898  Revlon, Inc. Class A(a)                                          35,280
    600  Steiner Leisure Ltd.(a)                                          26,496
                                                                    ------------
                                                                         957,113
                                                                    ------------
  STEEL - 0.6%
  8,100  AK Steel Holding Corp.(a)                                       374,544
    200  Ampco-Pittsburgh Corp.                                            7,626
  3,500  Carpenter Technology Corp.                                      263,095
  2,900  Cleveland-Cliffs, Inc.                                          292,320
  1,400  Cold Metal Products, Inc.(a)                                          -
  1,300  Esmark, Inc.(a)                                                  18,369
    600  Friedman Industries, Inc.                                         3,810
  3,600  Gibraltar Industries, Inc.                                       55,512
  1,500  Northwest Pipe Co.(a)                                            58,710
  1,505  Olympic Steel, Inc.                                              47,724
    500  Omega Flex, Inc.                                                  8,190
  2,350  Quanex Corp.                                                    121,965
  2,050  Schnitzer Steel Industries, Inc. Class A                        141,717
    400  Shiloh Industries, Inc.                                           3,940
  6,880  Steel Dynamics, Inc.                                            409,842
  1,300  Synalloy Corp.                                                   22,347
    700  Universal Stainless & Alloy Products, Inc.(a)                    24,899
  5,700  Worthington Industries, Inc.                                    101,916
                                                                    ------------
                                                                       1,956,526
                                                                    ------------
  TELEPHONE - 2.2%
  8,300  ADC Telecommunications, Inc.(a)                                 129,065
     75  ATSI Communications, Inc.(a)                                         14
  5,400  Acme Packet, Inc.(a)                                             67,986
  4,680  Adtran, Inc.                                                    100,058
  7,800  Airspan Networks, Inc.(a)                                        13,728
  5,200  Alaska Communications
           Systems Group, Inc.                                            78,000
  4,705  Applied Digital Solutions, Inc.(a),(f)                            1,976
  2,600  Applied Signal Technology, Inc.                                  35,308
  5,000  Aruba Networks, Inc.(a),(f)                                      74,550
    500  Atlantic Tele-Network, Inc.                                      16,890
  8,000  Autobytel, Inc.(a)                                               22,000
  2,000  Carrier Access Corp.(a)                                           4,800
  7,800  Centennial Communications Corp.(a)                               72,462
 12,200  Cincinnati Bell, Inc.(a)                                         57,950
  3,400  Consolidated Communications Holdings, Inc.                       67,660
 12,386  Covad Communications Group, Inc.(a)                              10,652
 20,590  Crown Castle International Corp.(a)                             856,544
    999  D&E Communications, Inc.                                         14,435
  2,000  Ditech Networks, Inc.(a)                                          6,940
  2,615  Equinix, Inc.(a)                                                264,298
 12,200  Extreme Networks, Inc.(a)                                        43,188
  4,200  FairPoint Communications, Inc.                                   54,684
 10,600  FiberTower Corp.(a),(f)                                          24,168
      1  Fibernet Telecom Group, Inc.(a)                                       8
 18,700  Finisar Corp.(a)                                                 27,115
  4,500  Fusion Telecommunications International, Inc.(a)                  1,530
  3,400  General Communication, Inc. Class A(a)                           29,750
  1,300  GeoEye, Inc.(a)                                                  43,745
  3,395  Global Crossing Ltd.(a)                                          74,860
  5,600  Globalstar, Inc.(a),(f)                                          44,800
  1,400  Globecomm Systems Inc.(a)                                        16,380
      6  GoAmerica, Inc.(a)                                                   33
    800  HickoryTech Corp.                                                 7,488
  1,000  Hughes Communications, Inc.(a)                                   54,610
 11,700  ICO Global Communications Holdings Ltd.(a)                       37,206
  1,600  ID Systems, Inc.(a)                                              19,936

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  4,600  IDT Corp. Class B                                          $     38,870
  2,400  Ibasis, Inc.                                                     12,312
  2,300  Iowa Telecommunications Services, Inc.                           37,398
  2,200  iPCS, Inc.                                                       79,178
  3,000  j2 Global Communications, Inc.(a)                                63,510
  4,900  Leap Wireless International, Inc.(a)                            228,536
111,188  Level 3 Communications, Inc.(a),(f)                             338,012
 25,200  MetroPCS Communications, Inc.(a)                                490,140
    300  NET2000 Communications, Inc.(a)                                       -
 12,600  NII Holdings, Inc.(a)                                           608,832
  3,000  NTELOS Holdings Corp.                                            89,070
  1,100  Neutral Tandem, Inc.(a)                                          20,922
  4,100  Nextwave Wireless, Inc.(a)                                       22,058
  2,400  North Pittsburgh Systems, Inc.                                   59,264
  2,586  Novatel Wireless, Inc.(a)                                        41,893
    400  Occam Networks, Inc.(a)                                           1,424
    247  Optical Cable Corp.(a)                                              986
    900  Optium Corp.(a)                                                   7,092
  6,600  PAETEC Holding Corp.(a)                                          64,350
 29,100  Primus Telecommunications GP(a)                                  11,058
  4,500  RCN Corp.                                                        70,155
    500  Shenandoah Telecom Co.                                           11,990
 18,400  Sonus Networks, Inc.(a)                                         107,272
  4,220  SunCom Wireless Holdings, Inc. Class A(a)                       112,590
    800  SureWest Communications                                          13,680
  3,700  Syniverse Holdings, Inc.(a)                                      57,646
  5,500  Telephone & Data Systems, Inc.                                  344,300
  2,900  Telephone & Data Systems, Inc. (Special Shares)                 167,040
    200  Telular Corp.(a)                                                  1,370
  5,100  TerreStar Corp.(a)                                               36,975
  2,700  Terremark Worldwide, Inc.(a)                                     17,550
 10,500  Time Warner Telecom, Inc. Class A(a)                            213,045
  6,400  U.S. Cellular Corp.(a)                                          538,240
  3,700  USA Mobility, Inc.                                               52,910
  6,100  UTStarcom, Inc.(a),(f)                                           16,775
 23,755  Virgin Media, Inc.                                              407,161
  5,800  Virgin Mobile USA, Inc.(a),(f)                                   51,562
 11,300  Vonage Holdings Corp.(a),(f)                                     25,990
  1,500  Warwick Valley Telephone Co.                                     17,955
                                                                    ------------
                                                                       6,853,928
                                                                    ------------
  TIRES & RUBBER GOODS - 0.1%
    200  American Biltrite, Inc.(a)                                        1,000
  4,400  Carlisle Cos., Inc.                                             162,932
  4,400  Cooper Tire & Rubber Co.                                         72,952
  1,000  SRI/Surgical Express, Inc.(a)                                     5,900
    400  Synergetics USA, Inc.(a)                                            976
                                                                    ------------
                                                                         243,760
                                                                    ------------
  TOBACCO - 0.3%
  6,500  Alliance One International, Inc.(a)                              26,455
  7,900  Loews Corp. - Carolina Group                                    673,870
  2,000  M&F Worldwide Corp.(a)                                          107,700
    900  Schweitzer-Mauduit International, Inc.                           23,319
  1,945  Universal Corp.                                                  99,623
  4,297  Vector Group Ltd.(f)                                             86,198
                                                                    ------------
                                                                       1,017,165
                                                                    ------------
  TRAVEL & RECREATION - 2.8%
    100  Aldila, Inc.                                                      1,639
  4,038  All-American SportPark, Inc.(a)                                     888
  2,800  Ambassadors Group, Inc.                                          51,268
  1,500  Amerco, Inc.(a),(f)                                              98,520
    100  American Classic Voyages Co.(a)                                       -
  4,100  Ameristar Casinos, Inc.                                         112,914
  3,800  Bally Technologies, Inc.(a)                                     188,936
  6,200  Boyd Gaming Corp.                                               211,234
  6,000  CKX, Inc.(a)                                                     72,000
  3,700  Callaway Golf Co.                                                64,491
  3,100  Cedar Fair, LP                                                   65,503
  4,600  Choice Hotels International, Inc.                               152,720
  7,600  Dick's Sporting Goods, Inc.(a)                                  210,976
  2,100  Dollar Thrifty Automotive Group, Inc.(a)                         49,728
  3,316  Dover Downs Gaming & Entertainment, Inc.                         37,305

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

 SHARES
   HELD  INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  3,200  Elixir Gaming Technologies, Inc.(a)                        $     13,760
  5,300  Empire Resorts, Inc.(a),(f)                                      18,073
  1,000  Full House Resorts, Inc.(a)                                       2,800
  1,800  Great Wolf Resorts, Inc.(a)                                      17,658
  3,800  Interstate Hotels & Resorts, Inc.(a)                             15,048
 25,800  Las Vegas Sands Corp.(a),(f)                                  2,658,690
  2,700  Life Time Fitness, Inc.(a),(f)                                  134,136
  1,100  Lodgian, Inc.(a)                                                 12,386
 21,800  MGM Mirage(a)                                                 1,831,636
  2,100  MTR Gaming Group, Inc.(a)                                        14,259
  1,500  Marcus Corp.                                                     23,175
    700  Marine Products Corp.                                             4,907
  1,100  Monarch Casino & Resort, Inc.(a)                                 26,488
  3,800  Morgans Hotel Group Co.(a)                                       73,264
  1,900  Multimedia Games, Inc.(a),(f)                                    15,846
  4,800  Orbitz Worldwide, Inc.(a)                                        40,800
  4,400  Orient Express Hotels Ltd. Class A                              253,088
  4,300  Pinnacle Entertainment, Inc.(a)                                 101,308
  3,750  Pool Corp.(f)                                                    74,363
  3,700  Premier Exhibitions, Inc.(a),(f)                                 40,478
  2,300  President Casinos, Inc.(a)                                          575
  6,700  Progressive Gaming International Corp.(a)                        16,616
    500  Red Lion Hotels Corp.(a)                                          4,975
 16,300  Royal Caribbean Cruises Ltd.                                    691,772
  6,600  Scientific Games Corp. Class A(a)                               219,450
  4,243  Shuffle Master, Inc.(a)                                          50,874
  6,600  Silverleaf Resorts, Inc.(a)                                      27,390
  6,900  Six Flags, Inc.(a),(f)                                           14,007
    200  Sonesta International Hotels Corp. Class A                        7,000
  2,600  Speedway Motorsports, Inc.                                       80,808
    700  Town Sports International Holdings, Inc.(a)                       6,692
  1,060  TravelCenters of America LLC(a)                                  13,250
  1,100  Travelzoo, Inc.(a)                                               15,048
  2,500  Vail Resorts, Inc.(a)                                           134,525
  3,100  WMS Industries, Inc.(a)                                         113,584
  8,300  Wynn Resorts Ltd.                                               930,679
                                                                    ------------
                                                                       9,017,530
                                                                    ------------
  TRUCKING & FREIGHT - 0.5%
  3,200  Arkansas Best Corp.                                              70,208
  1,488  BancTrust Financial Group, Inc.                                  18,005
  1,725  Celadon Group, Inc.(a)                                           15,801
  2,700  Con-way, Inc.                                                   112,158
  2,700  Covenant Transport Group Class A(a)                              18,144
  3,200  Forward Air Corp.                                                99,744
  1,900  Frozen Food Express Industries, Inc.                             11,210
  2,400  HUB Group, Inc. Class A(a)                                       63,792
  7,108  Heartland Express, Inc.                                         100,791
  9,700  Hythiam, Inc.(a),(f)                                             28,421
  9,100  J.B. Hunt Transport Services, Inc.                              250,705
  4,900  Knight Transportation, Inc.(f)                                   72,569
  3,900  Landstar System, Inc.                                           164,385
  1,237  Marten Transport Ltd.(a)                                         17,256
  3,162  Old Dominion Freight Line, Inc.(a)                               73,074
    400  P.A.M. Transportation Services, Inc.(a)                           6,216
  4,400  Pacer International, Inc.                                        64,240
  1,500  Quality Distribution, Inc.(a)                                     6,660
  1,400  TAL International Group, Inc.                                    31,878
    700  USA Truck, Inc.(a)                                               10,780
  6,800  UTI Worldwide, Inc.                                             133,279
    900  Universal Truckload Services, Inc.(a)                            17,243
  1,800  Wabash National Corp.                                            13,841
  5,100  Werner Enterprises, Inc.                                         86,853
  2,929  YRC Worldwide, Inc.(a)                                           50,057
                                                                    ------------
                                                                       1,537,310
                                                                    ------------
         TOTAL COMMON STOCKS
         (Cost - $241,651,729) - 99.6%                               315,411,051
                                                                    ------------
                RIGHTS
  CONSTRUCTION - 0.0%
    203  Medis Technologies Ltd.(a),(i)                                        -
                                                                    ------------
         TOTAL RIGHTS
         (Cost - $0) - 0.0%                                                    -
                                                                    ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

BENEFICIAL
INTEREST     INDUSTRY/ISSUE                                                VALUE
--------------------------------------------------------------------------------
             OTHER INTERESTS(d)

     DRUGS & MEDICINE - 0.0%
        700  Tripos, Inc. Liquidating Trust                         $          -
                                                                    ------------
     ENERGY & UTILITIES - 0.0%
        600  PetroCorp Inc. (Escrow Shares)                                    -
                                                                    ------------
             TOTAL OTHER INTERESTS
             (Cost - $14,896) - 0.0%                                           -
                                                                    ------------
             SHORT-TERM SECURITIES

$ 9,277,946  BlackRock Liquidity
             Series, LLC Cash Sweep
             Series, 5.04%(b),(e)                                      9,277,946
 45,583,896  BlackRock Liquidity Series,
             LLC Money Market
             Series, 4.78%(b),(c),(e)                                 45,583,896
                                                                    ------------
             TOTAL SHORT-TERM SECURITIES
             (Cost - $54,861,842) - 17.3%                             54,861,842
                                                                    ------------
TOTAL INVESTMENTS
             (Cost - $296,528,467*) - 116.9%                         370,272,893
                                                                    ------------
             LIABILITIES IN EXCESS OF
             OTHER ASSETS - (16.9%)                                  (53,513,367)
                                                                    ------------
             NET ASSETS - 100.0%                                    $316,759,526
                                                                    ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate Cost                                                      $297,510,108
                                                                    ============
Gross unrealized appreciation                                       $100,841,826
Gross unrealized depreciation                                        (28,079,041)
                                                                    ------------
Net unrealized appreciation                                         $ 72,762,785
                                                                    ============

(a)  Non-income-producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                       INTEREST/
                            PURCHASE              SALE     REALIZED     DIVIDEND
AFFILIATE                       COST              COST  GAIN (LOSS)       INCOME
--------------------------------------------------------------------------------
BlackRock Liquidity
  Series, LLC
  Cash Sweep
  Series                          --      $(13,429,430)*         --   $1,053,940
BlackRock Liquidity
  Series, LLC
  Money Market
  Series                 $21,531,136**              --           --   $  461,270
BlackRock, Inc.          $   287,631      $    405,141      $78,290   $   26,063

Anthracite Capital,
  Inc.                   $    18,659      $     12,191      $(5,034)  $    5,689

 *  Represents net sales cost.
**  Represents net purchase cost.
(c) Security was purchased with the cash proceeds from securities loans.
(d) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.
(e) Represents  the current yield as of December 31, 2007.
(f) Security,  or a portion of security, is on loan.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h) Depositary receipts.
(i) The rights may be  exercised  until  January 7, 2008.
  o Financial futures contracts purchased as of December 31, 2007, were as follows:

NUMBER OF                                EXPIRATION          FACE    UNREALIZED
CONTRACTS                     ISSUE            DATE         VALUE  APPRECIATION
--------------------------------------------------------------------------------
        1                   Russell
                         2000 Index       March 2008   $  372,354        $13,746
        3                       S&P
                         400 Midcap
                              Index       March 2008    1,275,312         21,889
                                                                         -------

TOTAL UNREALIZED APPRECIATION - NET                                      $35,635
                                                                         =======

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

SEE NOTES TO FINANCIAL STATEMENTS.

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
PORTFOLIO INFORMATION AS OF DECEMBER 31, 2007

      INDUSTRY
REPRESENTATION                             % OF NET ASSETS(+)
-------------------------------------------------------------
Miscellaneous Finance                                   12.1%
Business Services                                       10.9
Drugs & Medicine                                         9.9
Electronics                                              7.2
Energy & Raw Materials                                   5.0
Real Property                                            4.4
Energy & Utilities                                       4.4
Domestic Oil                                             4.2
Producer Goods                                           4.2
Insurance                                                4.2
Banks                                                    3.4
Travel & Recreation                                      2.8
Chemicals                                                2.8
Media                                                    2.6
Telephone                                                2.2
Retail                                                   2.1
Food & Agriculture                                       2.0
Non-Durables                                             1.7
Construction                                             1.6
Non-Ferrous Metals                                       1.2
Business Machines                                        1.2
Aerospace                                                1.1
Motor Vehicles                                           1.1
Apparel                                                  0.9
Miscellaneous                                            0.9
Consumer Durables                                        0.8
Air Transport                                            0.8
Railroads & Shipping                                     0.6
Steel                                                    0.6
Containers                                               0.6
Paper & Forest Products                                  0.5
Trucking & Freight                                       0.5
Tobacco                                                  0.3
Soaps & Cosmetics                                        0.3
Optical Photo & Equipment                                0.1
Gold                                                     0.1
Liquor                                                   0.1
Tires & Rubber Goods                                     0.1
International Oil                                        0.1
Other*                                                  17.3

   + Total may not equal 100%.

   * Includes portfolio holdings in short-term investments.

     For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

SEE NOTES TO FINANCIAL STATEMENTS.

84

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
AS OF DECEMBER 31, 2007

ASSETS:
   Investments in unaffiliated securities, at value (including securities loaned of $42,364,528) (identified
     cost - $240,649,043)                                                                  $313,534,947
   Investments in affiliated securities, at value
     (identified cost - $55,879,424)                                                         56,737,946
   Receivables:
     Securities sold                                                  $49,800,720
     Contributions                                                        647,483
     Dividends                                                            338,861
     Securities lending                                                    55,859            50,842,923
                                                                      -----------
   Prepaid expenses and other assets                                                             22,231
                                                                                           ------------
   Total assets                                                                             421,138,047
                                                                                           ------------
LIABILITIES:
   Collateral on securities loaned, at value                                                 45,583,896
   Bank overdraft                                                                               653,332
   Payables:
     Withdrawals                                                       57,117,778
     Securities purchased                                                 948,199
     Variation margin                                                      14,512
     Other affiliates                                                       3,320
     Investment adviser                                                     3,124            58,086,933
                                                                      -----------
   Accrued expenses and other liabilities                                                        54,360
                                                                                           ------------
Total liabilities                                                                           104,378,521
                                                                                           ------------
Net assets                                                                                 $316,759,526
                                                                                           ============
NET ASSETS CONSIST OF:
   Investors' capital                                                                      $242,979,465
   Unrealized appreciation - net                                                             73,780,061
                                                                                           ------------
Net assets                                                                                 $316,759,526
                                                                                           ============

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME
   Dividends (net of $4,127 foreign withholding tax and
     including $31,752 from affiliates)                                                     $ 3,736,345
   Interest from affiliates                                                                   1,053,940
   Securities lending - net                                                                     461,270
                                                                                            -----------
Total income                                                                                  5,251,555
                                                                                            -----------
EXPENSES
  Accounting services                                                $     84,344
  Professional fees                                                        73,154
  Custodian fees                                                           49,569
  Investment advisory fees                                                 37,295
  Printing and shareholder reports                                         17,831
  Directors' fees and expenses                                              8,267
  Other                                                                    12,172
                                                                     ------------
Total expenses                                                                                  282,632
                                                                                            -----------
   Investment income - net                                                                    4,968,923
                                                                                            -----------
REALIZED & UNREALIZED GAIN (LOSS) - NET
  Realized gain on:
     Investments (including $73,256 from affiliates) - net             17,428,560
     Financial futures contracts - net                                    211,055            17,639,615
                                                                     ------------
   Change in unrealized appreciation/depreciation on:
     Investments - net                                                 (4,844,195)
     Financial futures contracts - net                                    306,752            (4,537,443)
                                                                     ------------           -----------
Total realized and unrealized gain - net                                                     13,102,172
                                                                                            -----------
Net increase in net assets resulting from operations                                        $18,071,095
                                                                                            ===========

SEE NOTES TO FINANCIAL STATEMENTS.

86

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE YEAR ENDED DECEMBER 31,

INCREASE (DECREASE) IN NET ASSETS:                                                 2007            2006
                                                                          -----------------------------
OPERATIONS
   Investment income - net                                                 $  4,968,923    $  4,765,355
   Realized gain - net                                                       17,639,615      19,990,458
   Change in unrealized appreciation/depreciation - net                      (4,537,443)     17,309,432
                                                                           ----------------------------
Net increase in net assets resulting from operations                         18,071,095      42,065,245
                                                                           ----------------------------
CAPITAL TRANSACTIONS:
   Proceeds from contributions                                              120,701,475     112,081,318
   Fair value of withdrawals                                               (146,355,748)    (82,758,542)
                                                                           ----------------------------
Net increase (decrease) in net assets derived from capital
   transactions                                                             (25,654,273)     29,322,776
                                                                           ----------------------------
NET ASSETS:
   Total increase (decrease) in net assets                                   (7,583,178)     71,388,021
   Beginning of year                                                        324,342,704     252,954,683
                                                                           ----------------------------
   End of year                                                             $316,759,526    $324,342,704
                                                                           ============================

SEE NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

The following ratios have been derived from information provided in the financial statements.

                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                   ----------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return                                5.22%     15.92%     10.58%     18.43%     44.11%

RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement                          .08%       .08%       .07%       .09%       .12%
Expenses                                                .08%       .08%       .07%       .09%       .13%
Investment income - net                                1.33%      1.66%      1.25%      1.08%      1.09%

SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)             $316,760   $324,343   $252,955   $217,991   $172,482
Portfolio turnover                                       33%        24%        18%        23%        15%

SEE NOTES TO FINANCIAL STATEMENTS.

88

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

            A. VALUATION OF INVESTMENTS - Equity securities that are held by the
               Series that are traded on stock exchanges or The NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market, or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC market are

 89

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

               valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

               Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

               Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

               Generally,  trading  in  foreign  securities,  as  well  as  U.S.
               government securities, money market instruments, and certain fixed income securities is substantially completed each day at various times

90

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

               prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility, or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors.

            B. DERIVATIVE  FINANCIAL  INSTRUMENTS  - The  Series  may  engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

               1. FINANCIAL  FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

                  broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

               2. OPTIONS - The  Series  may  purchase  and  write  call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                  Written  and   purchased   options  are   non-income-producing
                  investments.

            C. INCOME  TAXES - The Series is  classified  as a  partnership  for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor

92

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

               in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

            D. SECURITY   TRANSACTIONS   AND   INVESTMENT   INCOME  -   Security
               transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

            E. SECURITIES  LENDING - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the colateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

            F. BANK  OVERDRAFT  - The  Fund  recorded  a bank  overdraft,  which resulted from management estimates of available cash.

            G. RECENT  ACCOUNTING  PRONOUNCEMENTS - Effective June 29, 2007, the
               Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004, through December 31, 2006. The statute of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

               In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

               In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption

94

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

               is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

         The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Series to the Manager.

         The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

         Lynch, or its affiliates. As of December 31, 2007, the Series lent securities with a value of $221,120 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2007, BIM received $142,695 in securities lending agent fees.

         In addition, MLPF&S received $4,822 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2007.

         For the year ended December 31, 2007, the Series reimbursed the Manager $6,941 for certain accounting services.

         Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

(3) INVESTMENTS
--------------------------------------------------------------------------------

         Purchases and sales of investments,  excluding  short-term  securities,
         for  the  year  ended  December  31,  2007,   were   $119,898,863   and
         $115,624,397, respectively.

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

         The Master LLC on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to

96

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2007

         the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement renewed for one year under substantially the same terms.

 O F F I C E R S '  A N D  D I R E C T O R S '
=====================-----------------------------------------------------------
                      INFORMATION

QUANTITATIVE MASTER SERIES LLC

                                                                                            NUMBER OF
                                                                                            BLACKROCK-
                                                                                            ADVISED
NAME,              POSITION(S)     LENGTH                                                   FUNDS AND
ADDRESS AND        HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S)                    PORTFOLIOS         PUBLIC
YEAR OF BIRTH      MASTER LLC      SERVED        DURING PAST FIVE YEARS                     OVERSEEN           DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
  NON-INTERESTED DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------
DAVID O. BEIM      Director        2007 to       Professor of Finance and Economics         35 Funds           None
40 East 52nd                       present       at the Columbia University Graduate        81 Portfolios
Street                                           School of Business since 1991;
New York,                                        Chairman of Outward Bound USA
NY 10022                                         from 1997 to 2001; Chairman of Wave
1940                                             Hill Inc. from 1990 to 2006; Trustee of
                                                 Phillips Exeter Academy from 2002 to
                                                 present.
-----------------------------------------------------------------------------------------------------------------------------
RONALD W. FORBES   Director and    2007 to       Professor Emeritus of Finance, School      35 Funds           None
40 East 52nd       Co-Chairman     present       of Business, State University of New       81 Portfolios
Street             of the Board                  York at Albany since 2000 and
New York,          of Directors                  Professor thereof from 1989 to 2000;
NY 10022                                         International Consultant, Urban
1940                                             Institute, Washington, D.C. from
                                                 1995 to 1999.
-----------------------------------------------------------------------------------------------------------------------------
DR. MATINA         Director        2007 to       Executive Vice President of Teachers       35 Funds           NSTAR
HORNER                             present       Insurance and Annuity Association          81 Portfolios      (electric and
40 East 52nd                                     and College Retirement Equities                               gas utility)
Street                                           Fund from 1989 to 2003.
New York,
NY 10022
1939
-----------------------------------------------------------------------------------------------------------------------------
RODNEY D.          Director and    2007 to       President, Fairmount Capital Advisors,     35 Funds           None
JOHNSON            Co-Chairman     present       Inc. since 1987; Director, Fox Chase       81 Portfolios
40 East 52nd       of the Board                  Cancer Center since 2002; Member
Street             of Directors                  of the Archdiocesan Investment
New York,                                        Committee of the Archdioceses of
NY 10022                                         Philadelphia since 2003.
1941
-----------------------------------------------------------------------------------------------------------------------------

98

 O F F I C E R S '  A N D  D I R E C T O R S '
=====================-----------------------------------------------------------
                      INFORMATION
                      (continued)

QUANTITATIVE MASTER SERIES LLC

                                                                                            NUMBER OF
                                                                                            BLACKROCK-
                                                                                            ADVISED
NAME,              POSITION(S)     LENGTH                                                   FUNDS AND
ADDRESS AND        HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S)                    PORTFOLIOS         PUBLIC
YEAR OF BIRTH      MASTER LLC      SERVED        DURING PAST FIVE YEARS                     OVERSEEN           DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
  NON-INTERESTED DIRECTORS* (continued)
-----------------------------------------------------------------------------------------------------------------------------
HERBERT I.         Director and    2007 to       Professor Emeritus, New York               35 Funds           AIMS
LONDON             Member of       present       University since 2005; John M. Olin        81 Portfolios      Worldwide,
40 East 52nd       the Audit                     Professor of Humanities, New York                             Inc.
Street             Committee                     University from 1993 to 2005 and                              (marketing)
New York,                                        Professor thereof from 1980 to 2005;
NY 10022                                         President, Hudson Institute since 1997
1939                                             and Trustee thereof since 1980; Dean,
                                                 Gallatin  Division  of New York
                                                 University  from  1976 to 1993;
                                                 Distinguished   Fellow,  Herman
                                                 Kahn  Chair,  Hudson  Institute
                                                 from 1984 to 1985;  Chairman of
                                                 the  Board  of   Directors   of
                                                 Vigilant  Research,  Inc. since
                                                 2006;  Member  of the  Board of
                                                 Directors      for     Grantham
                                                 University since 2006; Director
                                                 of AIMS  Worldwide,  Inc. since
                                                 2006;    Director   of   Reflex
                                                 Security  since 2006;  Director
                                                 of   InnoCentive,   Inc.  since
                                                 2006;  Director of Cerego,  LLC
                                                 since  2005;  Director,   Damon
                                                 Corp.   from   1991  to   1995;
                                                 Overseer,   Center   for  Naval
                                                 Analyses from 1983 to 1993.
-----------------------------------------------------------------------------------------------------------------------------
CYNTHIA A.         Director        2007 to       Professor, Harvard Business School         35 Funds           Newell
MONTGOMERY                         present       since 1989; Associate Professor, J.L.      81 Portfolios      Rubbermaid,
40 East 52nd                                     Kellogg Graduate School of                                    Inc.
Street                                           Management, Northwestern                                      (manufacturing)
New York,                                        University from 1985 to 1989;
NY 10022                                         Associate Professor, Graduate School
1952                                             of Business Administration, University
                                                 of Michigan  from 1979 to 1985;
                                                 Director,    Harvard   Business
                                                 School  Publishing  since 2005;
                                                 Director, McLean Hospital since
                                                 2005.
-----------------------------------------------------------------------------------------------------------------------------
JOSEPH P.          Director        2007 to       Partner, Amarna Corporation, LLC           35 Funds           Greenlight
PLATT, JR.                         present       (private investment company) since         81 Portfolios      Capital Re,
40 East 52nd                                     2002; Director, Jones and Brown                               Ltd.
Street                                           (Canadian insurance broker) since                             (reinsurance
New York,                                        1998; Director, Greenlight Re Ltd.                            company)
NY 10022                                         (reinsurance company) since 2004;
1947                                             Partner,    Amarna    Financial
                                                 Company   (private   investment
                                                 company)  since 2005;  Director
                                                 and Executive  Vice  President,
                                                 Johnson and Higgins  (insurance
                                                 brokerage) from 1990 to 1997.
-----------------------------------------------------------------------------------------------------------------------------

 O F F I C E R S '  A N D  D I R E C T O R S '
=====================-----------------------------------------------------------
                      INFORMATION
                      (continued)

QUANTITATIVE MASTER SERIES LLC

                                                                                            NUMBER OF
                                                                                            BLACKROCK-
                                                                                            ADVISED
NAME,              POSITION(S)     LENGTH                                                   FUNDS AND
ADDRESS AND        HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S)                    PORTFOLIOS         PUBLIC
YEAR OF BIRTH      MASTER LLC      SERVED        DURING PAST FIVE YEARS                     OVERSEEN           DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
  NON-INTERESTED DIRECTORS* (concluded)
-----------------------------------------------------------------------------------------------------------------------------
ROBERT C.          Director        2007 to       Partner, Lewis, Eckert, Robb and           35 Funds           None
ROBB, JR.                          present       Company (management and financial          81 Portfolios
40 East 52nd                                     consulting firm) since 1981; Trustee,
Street                                           Medical College of Pennsylvania/
New York,                                        Hahnemann University from 1998
NY 10022                                         to 2002; Trustee, EQK Realty Investors
1945                                             from 1994 to 2000; Director, Tamaqua
                                                 Cable  Products   Company  from
                                                 1981   to    1998;    Director,
                                                 Brynwood  Partners from 1984 to
                                                 1998;  Director,  PNC Bank from
                                                 1994   to    1998;    Director,
                                                 Provident  National  Bank  from
                                                 1983 to 1993; Director, Brinks,
                                                 Inc. from 1981 to 1986.
-----------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT    Director        2007 to       President since 1999 and Vice              35 Funds           A.P.
40 East 52nd       and Vice        present       President - General Partner since          81 Portfolios      Pharma,
Street             Chairman                      1990, Founders Investments Ltd.                               Inc.
New York,          of the                        (private investments); Director,                              (specialty
NY 10022           Oversight                     Forward Management, LLC since                                 pharmaceu-
1938               Committee                     2007; Trustee, SSR Funds from                                 ticals)
                                                 1990 to 2005; Trustee, Metropolitan
                                                 Series Funds, Inc. from 2001 to 2005.
-----------------------------------------------------------------------------------------------------------------------------
KENNETH L. URISH   Director        2007 to       Managing Partner, Urish Popeck & Co.,      35 Funds           None
40 East 52nd       and             present       LLC (certified public accountants and      81 Portfolios
Street             Chairman                      consultants) since 1976; External
New York,          of the Audit                  Advisory Board, The Pennsylvania State
NY 10022           Committee                     University Accounting Department
1951                                             since 2001; Trustee, The Holy Family
                                                 Foundation      since     2001;
                                                 President      and     Trustee,
                                                 Pittsburgh  Catholic Publishing
                                                 Associates      since     2003;
                                                 Director,  Inter-Tel  from 2006
                                                 to 2007.
-----------------------------------------------------------------------------------------------------------------------------
FREDERICK W.       Director        2007 to       Professor and Dean Emeritus of the         35 Funds           None
WINTER             and             present       Joseph M. Katz School of Business -        81 Portfolios
40 East 52nd       Member of                     University of Pittsburgh since 2005;
Street             the Audit                     Dean from 1997 to 2005; Director,
New York,          Committee                     Alkon Corporation (pneumatics) since
NY 10022                                         1992 to present; Director, Indotronix
1945                                             International (IT service) since 2004;
                                                 Director,     Tippman    Sports
                                                 (recreation) since 2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

100

 O F F I C E R S '  A N D  D I R E C T O R S '
=====================-----------------------------------------------------------
                      INFORMATION
                      (continued)

QUANTITATIVE MASTER SERIES LLC

                                                                                            NUMBER OF
                                                                                            BLACKROCK-
                                                                                            ADVISED
NAME,              POSITION(S)     LENGTH                                                   FUNDS AND
ADDRESS AND        HELD WITH       OF TIME       PRINCIPAL OCCUPATION(S)                    PORTFOLIOS         PUBLIC
YEAR OF BIRTH      MASTER LLC      SERVED        DURING PAST FIVE YEARS                     OVERSEEN           DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------
  INTERESTED DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S. DAVIS   Director        2007 to       Managing Director, BlackRock, Inc.         184 Funds          None
40 East 52nd                       present       since 2005; Chief Executive Officer,       289 Portfolios
Street                                           State Street Research & Management
New York,                                        Company from 2000 to 2005; Chairman
NY 10022                                         of the Board of Trustees, State Street
1945                                             Research mutual funds ("SSR Funds")
                                                 from 2000 to 2005;  Senior Vice
                                                 President,   Metropolitan  Life
                                                 Insurance  Company from 1999 to
                                                 2000;  Chairman SSR Realty from
                                                 2000 to 2004.
-----------------------------------------------------------------------------------------------------------------------------
HENRY GABBAY       Director        2007 to       Consultant, BlackRock, Inc. since 2007;    183 Funds          None
40 East 52nd                       present       Managing Director, BlackRock, Inc.         288 Portfolios
Street                                           from 1989 to June 2007; Chief
New York,                                        Administrative Officer, BlackRock
NY 10022                                         Advisors, LLC from 1998 to 2007;
1947                                             President of BlackRock Funds and
                                                 BlackRock    Bond    Allocation
                                                 Target   Shares  from  2005  to
                                                 2007;   Treasurer   of  certain
                                                 closed-end    funds    in   the
                                                 BlackRock   Fund  complex  from
                                                 1989 to 2006.
-----------------------------------------------------------------------------------------------------------------------------

* Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

-----------------------------------------------------------------------------------------------------------------------------
  ADVISORY BOARD MEMBER
-----------------------------------------------------------------------------------------------------------------------------
DAVID R.            Advisory        2007          Chairman, Wilmerding & Associates,         35 Funds           Chestnut
WILMERDING, JR.*    Board                         Inc. (investment advisers) from 1989 to    81 Portfolios      Street
40 East 52nd        Member                        2005; Chairman, Coho Partners, Ltd.                           Exchange
Street                                            (investment advisers) from 2003 to 2005.                      Fund
New York,                                         Director, Beaver Management                                   (open-end
NY 10022                                          Corporation.                                                  investment
1935                                                                                                            company)
-----------------------------------------------------------------------------------------------------------------------------

* David R. Wilmerding, Jr. resigned from the Advisory Board of the Master LLC, effective December 31, 2007.

 O F F I C E R S '  A N D  D I R E C T O R S '
=====================-----------------------------------------------------------
                      INFORMATION
                      (continued)

QUANTITATIVE MASTER SERIES LLC

NAME,                       POSITION(S)       LENGTH
ADDRESS AND                 HELD WITH         OF TIME
YEAR OF BIRTH               MASTER LLC        SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
  MASTER LLC OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
DONALD C. BURKE             Fund              2007 to             Managing Director of BlackRock, Inc. since 2006; Formerly
40 East 52nd Street         President         present             Managing Director of Merrill Lynch Investment Managers,
New York, NY 10022          and Chief                             L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
1960                        Executive                             in 2006; First Vice President thereof from 1997 to 2005;
                            Officer                               Treasurer thereof from 1999 to 2006 and Vice President
                                                                  thereof from 1990 to 1997.
-----------------------------------------------------------------------------------------------------------------------------
ANNE F. ACKERLEY            Vice              2007 to             Managing Director of BlackRock, Inc. since 2000 and First
40 East 52nd Street         President         present             Vice President and Chief Operating Officer of Mergers and
New York, NY 10022                                                Acquisitions Group from 1997 to 2000; First Vice President
1962                                                              and Chief Operating Officer of Public Finance Group
                                                                  thereof from 1995 to 1997; First Vice President of
                                                                  Emerging Markets Fixed Income Research of Merrill
                                                                  Lynch & Co., Inc. from 1994 to 1995.
-----------------------------------------------------------------------------------------------------------------------------
NEAL J. ANDREWS             Chief             2007 to             Managing Director of BlackRock Inc. since 2006; Formerly
40 East 52nd Street         Financial         present             Senior Vice President and Line of Business Head of Fund
New York, NY 10022          Officer                               Accounting and Administration at PFPC Inc. from
1966                                                              1992 to 2006.
-----------------------------------------------------------------------------------------------------------------------------
JAY M. FIFE                 Treasurer         2007 to             Managing Director of BlackRock, Inc. since 2007 and
40 East 52nd Street                           present             Director in 2006; Formerly Assistant Treasurer of the
New York, NY 10022                                                MLIM/FAM advised funds from 2005 to 2006; Director of
1970                                                              MLIM Fund Services Group from 2001 to 2006.
-----------------------------------------------------------------------------------------------------------------------------
BRIAN P. KINDELAN           Chief             2007 to             Chief Compliance Officer of the Funds since 2007;
40 East 52nd Street         Compliance        present             Managing Director and Senior Counsel thereof since 2005;
New York, NY 10022          Officer                               Director and Senior Counsel of BlackRock Advisors, Inc.
1959                                                              from 2001 to 2004 and Vice President and Senior Counsel
                                                                  thereof from 1998 to 2000; Senior Counsel of The PNC
                                                                  Bank Corp. from 1995 to 1998.
-----------------------------------------------------------------------------------------------------------------------------
HOWARD SURLOFF              Secretary         2007 to             Managing Director of BlackRock, Inc. and General
40 East 52nd Street                           present             Counsel of U.S. Funds at BlackRock, Inc. since 2006;
New York, NY 10022                                                Formerly General Counsel (U.S.) of Goldman Sachs Asset
1965                                                              Management, L.P. from 1993 to 2006.

* Officers of the Master LLC serve at the pleasure of the Board of Directors.

102

 P R O X Y
===============-----------------------------------------------------------------
                RESULTS

         During the six-month period ended December 31, 2007, the shareholders of Master Extended Market Index Series of Quantitative Master Series LLC voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of Quantitative Master Series LLC that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

                                               UNITS IF            UNIT OF
                                            INTEREST VOTED    INTEREST WITHHELD
                                                  FOR            FROM VOTING
--------------------------------------------------------------------------------
To elect the Board of Directors of
  Quantitative Master Series LLC:
  David O. Beim, Richard S. Davis,
  Ronald W. Forbes, Henry Gabbay,
  Dr. Matina Horner, Rodney
  D. Johnson, Herbert I. London,
  Cynthia A. Montgomery,
  Joseph P. Platt, Jr., Robert C. Robb,
  Jr., Toby Rosenblatt, Kenneth L. Urish
  and Frederick W. Winter                    174,133,098             0

 A D D I T I O N A L
====================------------------------------------------------------------
                     INFORMATION

QUANTITATIVE MASTER SERIES LLC

--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
         CUSTODIAN                 LEGAL COUNSEL
         JPMorgan Chase Bank       Sidley Austin LLP
         Brooklyn, NY 11245        New York, NY 10019

        ACCOUNTING AGENT           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
         State Street Bank and     Deloitte & Touche LLP
         Trust Company             Princeton, NJ 08540
         Princeton, NJ 08540
--------------------------------------------------------------------------------
  AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
         The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------
  AVAILABILITY OF PROXY VOTING
--------------------------------------------------------------------------------

         -----------------------------------------------------------------------

         A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

         -----------------------------------------------------------------------

104

 N O T E S
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

                      TRUSTEES       Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker

                ADMINISTRATOR,       USAA Investment Management Company
           INVESTMENT ADVISER,       P.O. Box 659453
              UNDERWRITER, AND       San Antonio, Texas 78265-9825
                   DISTRIBUTOR

                TRANSFER AGENT       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288

                     CUSTODIAN       JP Morgan Chase Bank
                                     3 Chase Metrotech
                                     Brooklyn, New York 11245

              ACCOUNTING AGENT       State Street Bank and Trust Company
                                     500 College Road East
                                     Princeton, New Jersey 08540

                   INDEPENDENT       Ernst & Young LLP
             REGISTERED PUBLIC       100 West Houston St., Suite 1800
               ACCOUNTING FIRM       San Antonio, Texas 78205

                   MUTUAL FUND       LEARN MORE NOW
             SELF-SERVICE 24/7       At "Products & Services" click
                   AT USAA.COM       "Investments" then "Mutual Funds"

                                     View account balance, transactions, fund prices, or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT
12-MONTH  PERIOD ENDED JUNE 30 IS  AVAILABLE  AT NO CHARGE (I) AT USAA.COM;  AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                           (c)2008, USAA.  All rights reserved.

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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   At USAA.COM. click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37733-0208 - W                              (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 4 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2007 and 2006 were $132,967 and $118,280, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2007 and 2006 were $60,000 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under
               tax calculations     Subchapter M            TOTAL
------------------------------------------------------------------
FYE 12-31-2007     $ 4,575            $     0             $  4,575
FYE 12-31-2006     $ 2,708            $   670             $  3,378
------------------------------------------------------------------
TOTAL              $ 7,283            $   670             $  7,953
------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2007 and 2006 were $101,895 and $92,938, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.